Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 20, 2023
Entity Registrant Name	dei_EntityRegistrantName	ETF OPPORTUNITIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001771146
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 20, 2023
Document Effective Date	dei_DocumentEffectiveDate	Sep. 20, 2023
Prospectus Date	rr_ProspectusDate	Sep. 14, 2023
REX INCOMEMAX AMD STRATEGY ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – REX IncomeMax AMD Strategy ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	REX IncomeMax AMD Strategy ETF’s (the “Fund”) primary investment objective is to seek current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Advanced Micro Devices, Inc. (“AMD”), subject to a limit on potential investment gains.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the Fund’s initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for exposure to the share price (i.e., the price returns) of the common stock of Advanced Micro Devices, Inc. (AMD), subject to a limit on potential investment gains. The Fund, under normal circumstances, invests in put and call options contracts that provide exposure to AMD equal to at least 80% of its net assets (plus the amount any borrowings for investment purposes). The Fund will seek to employ its investment strategy as it relates to AMD regardless of whether there are periods adverse market, economic, or other conditions. While solely maintaining exposure to the underlying issuer, the Fund will use derivatives to generate income in addition to seeking exposure to the underlying issuer, as such, over time, the Fund’s performance is expected to differ from the underlying issuer’s performance. Premium income generated from the Fund’s derivatives investments will be invested in U.S. Treasury Securities and other money market instruments. As further described below, the Fund uses a synthetic covered call strategy to provide income and exposure to the share price returns of AMD, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. The Fund’s options contracts provide:

●	Synthetic long exposure to the share price returns of AMD,
●	current income from AMD covered call option premiums, and
●	a limit on the Fund’s participation in gains, if any, of the share price returns of AMD.

The Fund receives premiums from AMD call option contracts sold. In selling call option contracts, the Fund sells an option in exchange for a premium (i.e., income). Therefore, these premiums generate income for the Fund.

For more information, see sections “The Fund’s Use of AMD Option Contracts and Synthetic Covered Call Strategy” below.

The Fund’s investment adviser is REX Advisers, LLC (the “Adviser”) and the investment sub-adviser is Vident Asset Management (the “Sub-Adviser”).

Why invest in the Fund?

●	The Fund seeks to participate in a portion of the gains experienced by AMD.
●	The Fund seeks to generate monthly income with its AMD covered call options strategy.

That is, although the Fund may not fully participate in gains in AMD’s stock price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in AMD

●	The Fund’s strategy is subject to all potential losses if AMD shares decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in AMD.

●	The Fund’s strategy of selling AMD call options will limit potential gains if AMD shares increase in price above the strike price of the AMD call option the Fund sold.

●	Fund shareholders are not entitled to any AMD dividends.

Additional information regarding AMD is also set forth below.

The Fund’s Use of AMD Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund will purchase and sell a combination of standardized exchange-traded and/or FLexible EXchange® (FLEX) call and put option contracts that are based on the value of the price returns of AMD, which is explained in more detail below.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of AMD) at a specified price (the strike price).
●	The seller of an option contract obligates the holder to deliver shares (for a sold or short call) or buy shares (for a sold or short put) of the underlying asset at a specified price (the strike price).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Fund’s Exchange Traded Options Portfolio”.

The Fund’s options contracts are based on the value of AMD, which gives the Fund the right or obligation to receive or deliver shares of AMD on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract. The Fund’s investment adviser will “cash settle” its options contracts and the Fund does not expect to receive or deliver shares of the underlying stock.

The Fund expects to participate in all the underlying stock price return losses over the duration of the options contracts (e.g., if the underlying stock decreases in value by 5%, the Fund should be expected to decrease in value by approximately 5%, before Fund fees and expenses) beyond the income received from the sold call option contract premiums.

If the price of the underlying stock is near or has exceeded the strike price of a Funds sold call option contracts when an investor purchases Shares, such investor may have little to no upside potential remaining until the current short calls are replaced by a new set of short call, as well as remain vulnerable to significant downside risk, including the loss of their entire investment.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund will implement a synthetic covered call strategy using the standardized exchange-traded and/or FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments. As further described herein, the Fund pursues a strategy to provide income and to provide synthetic exposure to the share price of the AMD. In doing so, the Fund invests in a combination of put and call options.

The Fund’s synthetic covered call strategy consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to AMD, which allows the Fund to seek to participate in the changes, up or down, in the price of AMD’s stock. As described in more detail below, the Fund will seek to provide synthetic long exposure to AMD through the use of call options and put options.
●	Covered call writing (where AMD call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, money market funds and other money market instruments, which are used for collateral for the options which also generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to AMD, the Fund will buy AMD call options and, simultaneously, sell AMD put options to try to replicate the price movements of AMD. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to one-year terms and strike prices that are approximately equal to the then-current share price of AMD at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with investment exposure equal to approximately 100% of AMD for the duration of the applicable options exposure.

2.	Synthetic Covered Call Writing

As part of its strategy, the Fund will write (sell) call option contracts on AMD to generate income. Since the Fund does not directly own AMD, these written call options will be sold short (i.e., selling a position it does not currently own). The call options written (sold) by the Fund will generally have an expiration of one month or less (the Call Period) and a strike price that is approximately 5%-15% above the then-current AMD share price at the time of such sales.

It is important to note that the sale of the AMD call option contracts will limit the Fund’s participation in the appreciation in AMD’s stock price. If the stock price of AMD increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if AMD’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to AMD and the sold (short) AMD call positions) will limit the Fund’s participation in gains in the AMD stock price beyond a certain point.

3.	U.S. Treasuries, money market funds and other money market instruments

The Fund will hold short-term U.S. Treasury securities, money market funds and other money market instruments as collateral in connection with the Fund’s synthetic covered call strategy. In addition, any remaining cash in the portfolio can be invested in additional Treasuries, money market funds or other money market instruments which could add additional income to the Fund.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on AMD as described above. The income, in the form of option premiums received from such option sales, will be primarily influenced by the volatility of AMD stock, although other factors, including interest rates, will also impact the level of income.
●	Investing in short-term U.S. Treasury securities, money market funds and other money market instruments. The income generated by these securities will be influenced by interest rates at the time of investment.

Fund’s Return Profile VS AMD

For the reasons stated above, the Fund’s performance will differ from that of AMD’s stock price. The performance differences will depend on, among other things, the price of AMD, changes in the price of the AMD options contracts the Fund has purchased and sold, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

REX IncomeMax AMD Strategy ETF Principal Holdings
Portfolio Holdings (All options are based on the value of AMD)	Investment Terms	Expected Target Maturity
Purchased call option contracts

at-the-money (i.e., the strike price is equal to the then-current share price of AMD at the time of purchase) to provide exposure to positive price returns of AMD.

If the stock of AMD increases, these options will generate corresponding increases to the Fund.

One-month to one-year expiration dates
Sold put option contracts

at-the-money (i.e., the strike price is equal to the then-current share price of AMD at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by AMD.

One-month to one-year expiration dates
Sold (short) call option contracts

out-of-the-money (i.e., the strike price is approximately 5%-15% more than the then-current share price of AMD at the time of sale).

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

One-month or less expiration dates
U.S Treasury Securities, Money Market Funds, other Money Market Instruments and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

Money Market Instruments may include, without limitation, money market funds, commercial paper, certificates of deposit, repurchase agreements, banker’s acceptances and other similar short-term, highly rated instruments.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

One-month to two-year maturities

The market value of the cash, treasuries, money market funds and other money market instruments held by the Fund are expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. The combination of these investment instruments provides investment exposure to AMD such that the notional exposure is equal to at least 100% of the Fund’s total assets. The “notional exposure” is the return on or change in value of a particular dollar amount representing the underlying investment. The notional value and market value both describe the value of a security. Notional value speaks to how much total value a security theoretically controls—for instance through options contracts. Market value, on the other hand, is the price of a security right now that can be bought or sold on an exchange or through a broker. The asset diversification tests applicable to a RIC set forth in the Internal Revenue Code focus upon the market value of the securities held at the end of each quarter of each taxable year of the Fund. Thus, even though the Fund might have a 100% exposure to AMD using notional exposure, the fair market value of the Fund’s exposure at the end of each applicable quarter is expected to be less than 25% of the fair market value of the Fund's assets and thus allow the Fund to qualify as a RIC under the asset diversification tests applicable to a RIC set forth in the Internal Revenue Code.

As a result of the Fund’s investment strategy, it may experience a high portfolio turnover rate.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).

Advanced Micro Devices, Inc.

Advanced Micro Devices, Inc.  is a multinational semiconductor company based in Santa Clara, California, that develops computer processors and related technologies for business and consumer markets. Advanced Micro Devices, Inc. is listed on the Nasdaq Global Select Market (“Nasdaq”).

Advanced Micro Devices, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Advanced Micro Devices, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-07882 through the SEC’s website at www.sec.gov. In addition, information regarding Advanced Micro Devices, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to AMD or other securities of Advanced Micro Devices, Inc. The Fund has derived all disclosures contained in this document regarding Advanced Micro Devices, Inc. from the publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such documents with respect to Advanced Micro Devices, Inc. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Advanced Micro Devices, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Advanced Micro Devices, Inc. (and therefore the price of Advanced Micro Devices, Inc. at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Advanced Micro Devices, Inc. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of AMD.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH ADVANCED MICRO DEVICES, INC.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to AMD. As of the date of the Prospectus, AMD is assigned to the semiconductor manufacturing industry.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE HISTORY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (844) 802-4004.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(844) 802-4004
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
REX INCOMEMAX AMD STRATEGY ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
REX INCOMEMAX AMD STRATEGY ETF | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency.
REX INCOMEMAX AMD STRATEGY ETF | AMD Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

AMD Risk. The Fund invests in options contracts that are based on the value of AMD. This subjects the Fund to certain of the same risks as if it owned shares of AMD, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of AMD, the Fund may also be subject to the following risks:

REX INCOMEMAX AMD STRATEGY ETF | Indirect Investment in AMD Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Indirect Investment in AMD Risk. Advanced Micro Devices, Inc. is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of Advanced Micro Devices, Inc. but will be exposed to the performance of AMD (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

REX INCOMEMAX AMD STRATEGY ETF | Advanced Micro Devices, Inc. Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Advanced Micro Devices, Inc. Trading Risk. The trading price of AMD may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of AMD may be traded by short sellers which may put pressure on the supply and demand for the common stock of Advanced Micro Devices, Inc., further influencing volatility in its market price. Public perception and other factors outside of the control of Advanced Micro Devices, Inc. may additionally impact AMD’s stock price due to Advanced Micro Devices, Inc. garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against Advanced Micro Devices, Inc. in the past. While Advanced Micro Devices, Inc. continues to defend such actions, any judgment against Advanced Micro Devices, Inc., or any future stockholder litigation could result in substantial costs and a diversion of the management of Advanced Micro Devices, Inc.’s attention and resources. If AMD trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

REX INCOMEMAX AMD STRATEGY ETF | Advanced Micro Devices, Inc. Performance Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Advanced Micro Devices, Inc. Performance Risk. Advanced Micro Devices, Inc. may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of AMD to decline. Advanced Micro Devices, Inc. provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance Advanced Micro Devices, Inc. provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If Advanced Micro Devices, Inc.’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by Advanced Micro Devices, Inc. could decline significantly.

REX INCOMEMAX AMD STRATEGY ETF | Semiconductor Industry Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Semiconductor Industry Risk. Semiconductor companies may face intense competition, both domestically and internationally, and such competition may have an adverse effect on such companies’ profit margins. Semiconductor companies may have limited product lines, markets, financial resources or personnel. Companies in the semiconductor industry may have products that face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for qualified personnel. Capital equipment expenditures may be substantial and equipment generally suffers from rapid obsolescence. Semiconductor companies are also heavily dependent on patent and intellectual property rights. The loss or impairment of those rights, would adversely impact the profitability of these companies.

REX INCOMEMAX AMD STRATEGY ETF | Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Concentration Risk.  The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries, which will subject the Fund to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

REX INCOMEMAX AMD STRATEGY ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of AMD and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

REX INCOMEMAX AMD STRATEGY ETF | Options Contracts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of AMD. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain exposure to AMD through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as rolling. If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

REX INCOMEMAX AMD STRATEGY ETF | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

REX INCOMEMAX AMD STRATEGY ETF | Price Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by AMD over the Call Period. This means that if AMD experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform AMD over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by AMD over each Call Period, but has full exposure to any decreases in value experienced by AMD over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of AMD. The degree of participation in AMD gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of AMD, changes in interest rates, changes in the actual or perceived volatility of AMD and the remaining time to the options’ expiration, as well as trading conditions in the options market. Generally, options are valued taking into consideration a number of factors, including dividends paid by the underlying issuer. The market will account for projected dividends receivable in the coming weeks and months up to the options expiration date. Dividends impact the two types of options, calls and puts, in different ways. Put options tend to be more expensive since the exchange automatically drops the stock price by the amount of the dividend. Call options tend to be cheaper due to the anticipated drop in the price of the stock. Put options generally gain value as the price of the stock goes down. When the underlying stock goes ex-dividend, call options will decline and put options will increase in value as the stock price reflects the dividend to be paid. High cash dividends generally imply lower call premiums and higher put premiums. As the price of AMD changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of AMD. The amount of time remaining until the options contracts expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the AMD will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by AMD.

REX INCOMEMAX AMD STRATEGY ETF | Distribution Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

REX INCOMEMAX AMD STRATEGY ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

REX INCOMEMAX AMD STRATEGY ETF | Call Writing Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Call Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of AMD and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of AMD will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of AMD, or the Fund may even lose money, even if the AMD share price has appreciated by at least that much over such period, if during any month over that period AMD had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of AMD and its returns will depend not only on the price of AMD but also on the path that AMD takes over time.

REX INCOMEMAX AMD STRATEGY ETF | Cyber Security Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

REX INCOMEMAX AMD STRATEGY ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

REX INCOMEMAX AMD STRATEGY ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
REX INCOMEMAX AMD STRATEGY ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“Aps”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) Aps exit the business or otherwise become unable to process creation and/or redemption orders and no other Aps step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

REX INCOMEMAX AMD STRATEGY ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

REX INCOMEMAX AMD STRATEGY ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

REX INCOMEMAX AMD STRATEGY ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

REX INCOMEMAX AMD STRATEGY ETF | Trading [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

REX INCOMEMAX AMD STRATEGY ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

REX INCOMEMAX AMD STRATEGY ETF | Inflation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

REX INCOMEMAX AMD STRATEGY ETF | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with AMD. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

REX INCOMEMAX AMD STRATEGY ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

REX INCOMEMAX AMD STRATEGY ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

REX INCOMEMAX AMD STRATEGY ETF | New Adviser Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Adviser Risk. The Adviser is newly formed and has not previously managed an ETF. Accordingly, investors in the Fund bear the risk that the Adviser’s inexperience may limit its effectiveness.
REX INCOMEMAX AMD STRATEGY ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

REX INCOMEMAX AMD STRATEGY ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

REX INCOMEMAX AMD STRATEGY ETF | Economic and Market Events Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

REX INCOMEMAX AMD STRATEGY ETF | Single Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (AMD), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

REX INCOMEMAX AMD STRATEGY ETF | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

REX INCOMEMAX AMD STRATEGY ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

REX INCOMEMAX AMD STRATEGY ETF | REX INCOMEMAX AMD STRATEGY ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MAXA
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 315
REX INCOMEMAX AMZN STRATEGY ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – REX IncomeMax AMZN Strategy ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	REX IncomeMax AMZN Strategy ETF’s (the “Fund”) primary investment objective is to seek current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Amazon.com, Inc. (“AMZN”), subject to a limit on potential investment gains.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the Fund’s initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for exposure to the share price (i.e., the price returns) of the common stock of AMZN, subject to a limit on potential investment gains. The Fund, under normal circumstances, invests in put and call options contracts that provide exposure to AMZN equal to at least 80% of its net assets (plus the amount any borrowings for investment purposes). The Fund will seek to employ its investment strategy as it relates to AMZN regardless of whether there are periods adverse market, economic, or other conditions. While solely maintaining exposure to the underlying issuer, the Fund will use derivatives to generate income in addition to seeking exposure to the underlying issuer, as such, over time, the Fund’s performance is expected to differ from the underlying issuer’s performance. Premium income generated from the Fund’s derivatives investments will be invested in U.S. Treasury Securities and other money market instruments. As further described below, the Fund uses a synthetic covered call strategy to provide income and exposure to the share price returns of AMZN, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. The Fund’s options contracts provide:

●	Synthetic long exposure to the share price returns of AMZN,
●	current income from AMZN covered call option premiums, and
●	a limit on the Fund’s participation in gains, if any, of the share price returns of AMZN.

The Fund receives premiums from AMZN call option contracts sold. In selling call option contracts, the Fund sells an option in exchange for a premium (i.e., income). Therefore, these premiums generate income for the Fund.

For more information, see sections “The Fund’s Use of AMZN Option Contracts and Synthetic Covered Call Strategy” below.

The Fund’s investment adviser is REX Advisers, LLC (the “Adviser”) and the investment sub-adviser is Vident Asset Management (the “Sub-Adviser”).

Why invest in the Fund?

●	The Fund seeks to participate in a portion of the gains experienced by AMZN.
●	The Fund seeks to generate monthly income with its AMZN options strategy.

That is, although the Fund may not fully participate in gains in AMZN’s stock price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in AMZN

●	The Fund’s strategy is subject to all potential losses if AMZN shares decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in AMZN.
●	The Fund’s strategy of selling AMZN call options will limit potential gains if AMZN shares increase in price above the strike price of the AMZN call option the Fund sold.

Additional information regarding AMZN is also set forth below.

The Fund’s Use of AMZN Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund will purchase and sell a combination of standardized exchange-traded and/or Flexible Exchange® (FLEX) call and put option contracts that are based on the value of the price returns of AMZN, which is explained in more detail below.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of AMZN) at a specified price (the strike price).
●	The seller of an option contract obligates the holder to deliver shares (for a sold or short call) or buy shares (for a sold or short put) of the underlying asset at a specified price (the strike price).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Fund’s Exchange Traded Options Portfolio”.

The Fund’s options contracts are based on the value of AMZN, which gives the Fund the right or obligation to receive or deliver shares of AMZN on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract. The Fund’s investment adviser will “cash settle” its options contracts and the Fund does not expect to receive or deliver shares of the underlying stock.

The Fund expects to participate in all the underlying stock price return losses over the duration of the options contracts (e.g., if the underlying stock decreases in value by 5%, the Fund should be expected to decrease in value by approximately 5%, before Fund fees and expenses) beyond the income received from the sold call option contract premiums.

If the price of the underlying stock is near or has exceeded the strike price of a Funds sold call option contracts when an investor purchases Shares, such investor may have little to no upside potential remaining until the current short calls are replaced by a new set of short call, as well as remain vulnerable to significant downside risk, including the loss of their entire investment.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund will implement a synthetic covered call strategy using the standardized exchange-traded and/or FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments. As further described herein, the Fund pursues a strategy to provide income and to provide synthetic exposure to the share price of the AMZN. In doing so, the Fund invests in a combination of put and call options.

The Fund’s synthetic covered call strategy consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to AMZN, which allows the Fund to seek to participate in the changes, up or down, in the price of AMZN’s stock. As described in more detail below, the Fund will seek to provide synthetic long exposure to AMZN through the use of call options and put options.
●	Covered call writing (where AMZN call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, money market funds and other money market instruments, which are used for collateral for the options which also generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to AMZN, the Fund will buy AMZN call options and, simultaneously, sell AMZN put options to try to replicate the price movements of AMZN. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to one-year terms and strike prices that are approximately equal to the then-current share price of AMZN at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with investment exposure equal to approximately 100% of AMZN for the duration of the applicable options exposure.

2.	Synthetic Covered Call Writing

As part of its strategy, the Fund will write (sell) call option contracts on AMZN to generate income. Since the Fund does not directly own AMZN, these written call options will be sold short (i.e., selling a position it does not currently own). The call options written (sold) by the Fund will generally have an expiration of one month or less (the Call Period) and a strike price that is approximately 5%-15% above the then-current AMZN share price at the time of such sales.

It is important to note that the sale of the AMZN call option contracts will limit the Fund’s participation in the appreciation in AMZN’s stock price. If the stock price of AMZN increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if AMZN’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to AMZN and the sold (short) AMZN call positions) will limit the Fund’s participation in gains in the AMZN stock price beyond a certain point.

3.	U.S. Treasuries, money market funds and other money market instruments

The Fund will hold short-term U.S. Treasury securities, money market funds and other money market instruments as collateral in connection with the Fund’s synthetic covered call strategy. In addition, any remaining cash in the portfolio can be invested in additional Treasuries, money market funds or other money market instruments which could add additional income to the Fund.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on AMZN as described above. The income, in the form of option premiums received from such option sales, will be primarily influenced by the volatility of AMZN stock, although other factors, including interest rates, will also impact the level of income.
●	Investing in short-term U.S. Treasury securities, money market funds and other money market instruments. The income generated by these securities will be influenced by interest rates at the time of investment.

Fund’s Return Profile VS AMZN

For the reasons stated above, the Fund’s performance will differ from that of AMZN’s stock price. The performance differences will depend on, among other things, the price of AMZN, changes in the price of the AMZN options contracts the Fund has purchased and sold, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

REX IncomeMax AMZN Strategy ETF Principal Holdings
Portfolio Holdings (All options are based on the value of AMZN)	Investment Terms	Expected Target Maturity
Purchased call option contracts

at-the-money (i.e., the strike price is equal to the then-current share price of AMZN at the time of purchase) to provide exposure to positive price returns of AMZN.

If the stock of AMZN increases, these options will generate corresponding increases to the Fund.

One-month to one-year expiration dates
Sold put option contracts

at-the-money (i.e., the strike price is equal to the then-current share price of AMZN at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by AMZN.

One-month to one-year expiration dates
Sold (short) call option contracts

out-of-the-money (i.e., the strike price is approximately 5%-15% more than the then-current share price of AMZN at the time of sale).

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

One-month or less expiration dates
U.S Treasury Securities, Money Market Funds, other Money Market Instruments and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

Money Market Instruments may include, without limitation, money market funds, commercial paper, certificates of deposit, repurchase agreements, banker’s acceptances and other similar short-term, highly rated instruments.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

One-month to two-year maturities

The market value of the cash, treasuries, money market funds and other money market instruments held by the Fund are expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. The combination of these investment instruments provides investment exposure to AMZN such that the notional exposure is equal to at least 100% of the Fund’s total assets. The “notional exposure” is the return on or change in value of a particular dollar amount representing the underlying investment. The notional value and market value both describe the value of a security. Notional value speaks to how much total value a security theoretically controls—for instance through options contracts. Market value, on the other hand, is the price of a security right now that can be bought or sold on an exchange or through a broker. The asset diversification tests applicable to a RIC set forth in the Internal Revenue Code focus upon the market value of the securities held at the end of each quarter of each taxable year of the Fund. Thus, even though the Fund might have a 100% exposure to AMD using notional exposure, the fair market value of the Fund’s exposure at the end of each applicable quarter is expected to be less than 25% of the fair market value of the Fund's assets and thus allow the Fund to qualify as a RIC under the asset diversification tests applicable to a RIC set forth in the Internal Revenue Code.

As a result of the Fund’s investment strategy, it may experience a high portfolio turnover rate.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).

Amazon.com, Inc.

Amazon.com, Inc. is an e-commerce company that operates retail websites and offers programs that enable third parties to sell products on their websites. Amazon.com, Inc. is listed on the Nasdaq Global Select Market (“Nasdaq”).

Amazon.com, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Amazon.com, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 000-22513 through the SEC’s website at www.sec.gov. In addition, information regarding Amazon.com, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to AMZN or other securities of Amazon.com, Inc. The Fund has derived all disclosures contained in this document regarding Amazon.com, Inc. from the publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such documents with respect to Amazon.com, Inc. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Amazon.com, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Amazon.com, Inc. (and therefore the price of Amazon.com, Inc. at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Amazon.com, Inc. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of AMZN.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH AMAZON.COM, INC.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to AMZN. As of the date of the Prospectus, AMZN is assigned to the catalog/specialty distribution industry.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE HISTORY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (844) 802-4004.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(844) 802-4004
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
REX INCOMEMAX AMZN STRATEGY ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
REX INCOMEMAX AMZN STRATEGY ETF | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency.
REX INCOMEMAX AMZN STRATEGY ETF | Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Concentration Risk.  The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries, which will subject the Fund to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

REX INCOMEMAX AMZN STRATEGY ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of AMZN and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

REX INCOMEMAX AMZN STRATEGY ETF | Options Contracts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of AMZN. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain exposure to AMZN through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as rolling. If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

REX INCOMEMAX AMZN STRATEGY ETF | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

REX INCOMEMAX AMZN STRATEGY ETF | Price Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by AMZN over the Call Period. This means that if AMZN experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform AMZN over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by AMZN over each Call Period, but has full exposure to any decreases in value experienced by AMZN over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of AMZN. The degree of participation in AMZN gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of AMZN, changes in interest rates, changes in the actual or perceived volatility of AMZN and the remaining time to the options’ expiration, as well as trading conditions in the options market. Generally, options are valued taking into consideration a number of factors, including dividends paid by the underlying issuer. The market will account for projected dividends receivable in the coming weeks and months up to the options expiration date. Dividends impact the two types of options, calls and puts, in different ways. Put options tend to be more expensive since the exchange automatically drops the stock price by the amount of the dividend. Call options tend to be cheaper due to the anticipated drop in the price of the stock. Put options generally gain value as the price of the stock goes down. When the underlying stock goes ex-dividend, call options will decline and put options will increase in value as the stock price reflects the dividend to be paid. High cash dividends generally imply lower call premiums and higher put premiums. As the price of AMZN changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of AMZN. The amount of time remaining until the options contracts expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the AMZN will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by AMZN.

REX INCOMEMAX AMZN STRATEGY ETF | Distribution Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

REX INCOMEMAX AMZN STRATEGY ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

REX INCOMEMAX AMZN STRATEGY ETF | Call Writing Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Call Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of AMZN and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of AMZN will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of AMZN, or the Fund may even lose money, even if the AMZN share price has appreciated by at least that much over such period, if during any month over that period AMZN had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of AMZN and its returns will depend not only on the price of AMZN but also on the path that AMZN takes over time.

REX INCOMEMAX AMZN STRATEGY ETF | Cyber Security Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

REX INCOMEMAX AMZN STRATEGY ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

REX INCOMEMAX AMZN STRATEGY ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
REX INCOMEMAX AMZN STRATEGY ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

REX INCOMEMAX AMZN STRATEGY ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

REX INCOMEMAX AMZN STRATEGY ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

REX INCOMEMAX AMZN STRATEGY ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

REX INCOMEMAX AMZN STRATEGY ETF | Trading [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

REX INCOMEMAX AMZN STRATEGY ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

REX INCOMEMAX AMZN STRATEGY ETF | Inflation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

REX INCOMEMAX AMZN STRATEGY ETF | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with AMZN. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

REX INCOMEMAX AMZN STRATEGY ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

REX INCOMEMAX AMZN STRATEGY ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

REX INCOMEMAX AMZN STRATEGY ETF | New Adviser Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Adviser Risk. The Adviser is newly formed and has not previously managed an ETF. Accordingly, investors in the Fund bear the risk that the Adviser’s inexperience may limit its effectiveness.
REX INCOMEMAX AMZN STRATEGY ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

REX INCOMEMAX AMZN STRATEGY ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

REX INCOMEMAX AMZN STRATEGY ETF | Economic and Market Events Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

REX INCOMEMAX AMZN STRATEGY ETF | Single Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (AMZN), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

REX INCOMEMAX AMZN STRATEGY ETF | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

REX INCOMEMAX AMZN STRATEGY ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

REX INCOMEMAX AMZN STRATEGY ETF | AMZN Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

AMZN Risk. The Fund invests in options contracts that are based on the value of AMZN. This subjects the Fund to certain of the same risks as if it owned shares of AMZN, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of AMZN, the Fund may also be subject to the following risks:

REX INCOMEMAX AMZN STRATEGY ETF | Indirect Investment in AMZN Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Indirect Investment in AMZN Risk. Amazon.com, Inc. is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of Amazon.com, Inc. but will be exposed to the performance of AMZN (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

REX INCOMEMAX AMZN STRATEGY ETF | AMZN Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

AMZN Trading Risk. The trading price of AMZN may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of AMZN may be traded by short sellers which may put pressure on the supply and demand for the common stock of Amazon.com, Inc., further influencing volatility in its market price. Public perception and other factors outside of the control of Amazon.com, Inc. may additionally impact AMZN’s stock price due to Amazon.com, Inc. garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against Amazon.com, Inc. in the past. While Amazon.com, Inc. continues to defend such actions, any judgment against Amazon.com, Inc., or any future stockholder litigation could result in substantial costs and a diversion of the management of Amazon.com, Inc.’s attention and resources. If AMZN trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

REX INCOMEMAX AMZN STRATEGY ETF | Amazon.com, Inc. Performance Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Amazon.com, Inc. Performance Risk. Amazon.com, Inc. may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of AMZN to decline. Amazon.com, Inc. provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance Amazon.com, Inc. provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If Amazon.com, Inc.’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by Amazon.com, Inc. could decline significantly.

REX INCOMEMAX AMZN STRATEGY ETF | Internet & Direct Marketing Retail Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Internet & Direct Marketing Retail Risk. Companies, such as Amazon.com, Inc., that operate via the internet or direct marketing (e.g., online consumer services, online retail, travel) segments are subject to fluctuating consumer demand. Unlike traditional brick and mortar retailers, online marketplaces and retailers must assume shipping costs or pass such costs to consumers. Consumer access to price information for the same or similar products may cause companies that operate in the online marketplace, retail and travel segments to reduce profit margins in order to compete. Due to the nature of their business models, companies that operate in the online marketplace, retail, and travel segments may also be subject to heightened cybersecurity risk, including the risk of theft or damage to vital hardware, software, and information systems. The loss or public dissemination of sensitive customer information or other proprietary data may negatively affect the financial performance of such companies to a greater extent than traditional brick and mortar retailers. As a result of such companies being web-based and the fact that they process, store, and transmit large amounts of data, including personal information, for their customers, failure to prevent or mitigate data loss or other security breaches, including breaches of vendors technology and systems, could expose companies that operate via the internet or direct marketing retail to a risk of loss or misuse of such information, adversely affect their operating results, result in litigation or potential liability, and otherwise harm their businesses.

REX INCOMEMAX AMZN STRATEGY ETF | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-Capitalization Company Risk. Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

REX INCOMEMAX AMZN STRATEGY ETF | REX INCOMEMAX AMZN STRATEGY ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MAMZ
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%	[3]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 315
REX INCOMEMAX TSLA STRATEGY ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – REX IncomeMax TSLA Strategy ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	REX IncomeMax TSLA Strategy ETF’s (the “Fund”) primary investment objective is to seek current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Tesla, Inc., subject to a limit on potential investment gains.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the Fund’s initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for exposure to the share price (i.e., the price returns) of the common stock of TSLA, subject to a limit on potential investment gains. The Fund, under normal circumstances, invests in put and call options contracts that provide exposure to TSLA equal to at least 80% of its net assets (plus the amount any borrowings for investment purposes). The Fund will seek to employ its investment strategy as it relates to TLSA regardless of whether there are periods adverse market, economic, or other conditions. While solely maintaining exposure to the underlying issuer, the Fund will use derivatives to generate income in addition to seeking exposure to the underlying issuer, as such, over time, the Fund’s performance is expected to differ from the underlying issuer’s performance. Premium income generated from the Fund’s derivatives investments will be invested in U.S. Treasury Securities and other money market instruments. As further described below, the Fund uses a synthetic covered call strategy to provide income and exposure to the share price returns of TSLA, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. The Fund’s options contracts provide:

●	Synthetic long exposure to the share price returns of TSLA,
●	current income from TSLA covered call option premiums, and
●	a limit on the Fund’s participation in gains, if any, of the share price returns of TSLA.

The Fund receives premiums from TSLA call option contracts sold. In selling call option contracts, the Fund sells an option in exchange for a premium (i.e., income). Therefore, these premiums generate income for the Fund.

For more information, see sections “The Fund’s Use of TSLA Option Contracts and Synthetic Covered Call Strategy” below.

The Fund’s investment adviser is REX Advisers, LLC (the “Adviser”) and the investment sub-adviser is Vident Asset Management (the “Sub-Adviser”).

Why invest in the Fund?

●	The Fund seeks to participate in a portion of the gains experienced by TSLA.
●	The Fund seeks to generate monthly income with its TSLA covered call options strategy.

That is, although the Fund may not fully participate in gains in TSLA’s stock price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in TSLA

●	The Fund’s strategy is subject to all potential losses if TSLA shares decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in TSLA.
●	The Fund’s strategy of selling TSLA call options will limit potential gains if TSLA shares increase in price above the strike price of the TSLA call option the Fund sold.

Additional information regarding TSLA is also set forth below.

The Fund’s Use of TSLA Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund will purchase and sell a combination of standardized exchange-traded and/or FLexible EXchange® (FLEX) call and put option contracts that are based on the value of the price returns of TSLA, which is explained in more detail below.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of TSLA) at a specified price (the strike price).
●	The seller of an option contract obligates the holder to deliver shares (for a sold or short call) or buy shares (for a sold or short put) of the underlying asset at a specified price (the strike price).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Fund’s Exchange Traded Options Portfolio”.

The Fund’s options contracts are based on the value of TSLA, which gives the Fund the right or obligation to receive or deliver shares of TSLA on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract. The Fund’s investment adviser will “cash settle” its options contracts and the Fund does not expect to receive or deliver shares of the underlying stock.

The Fund expects to participate in all the underlying stock price return losses over the duration of the options contracts (e.g., if the underlying stock decreases in value by 5%, the Fund should be expected to decrease in value by approximately 5%, before Fund fees and expenses) beyond the income received from the sold call option contract premiums.

If the price of the underlying stock is near or has exceeded the strike price of a Funds sold call option contracts when an investor purchases Shares, such investor may have little to no upside potential remaining until the current short calls are replaced by a new set of short call, as well as remain vulnerable to significant downside risk, including the loss of their entire investment.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund will implement a synthetic covered call strategy using the standardized exchange-traded and/or FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments. As further described herein, the Fund pursues a strategy to provide income and to provide synthetic exposure to the share price of the TSLA. In doing so, the Fund invests in a combination of put and call options.

The Fund’s synthetic covered call strategy consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to TSLA, which allows the Fund to seek to participate in the changes, up or down, in the price of TSLA’s stock. As described in more detail below, the Fund will seek to provide synthetic long exposure to TSLA through the use of call options and put options.
●	Covered call writing (where TSLA call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, money market funds and other money market instruments, which are used for collateral for the options which also generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to TSLA, the Fund will buy TSLA call options and, simultaneously, sell TSLA put options to try to replicate the price movements of TSLA. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to one-year terms and strike prices that are approximately equal to the then-current share price of TSLA at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with investment exposure equal to approximately 100% of TSLA for the duration of the applicable options exposure.

2.	Synthetic Covered Call Writing

As part of its strategy, the Fund will write (sell) call option contracts on TSLA to generate income. Since the Fund does not directly own TSLA, these written call options will be sold short (i.e., selling a position it does not currently own). The call options written (sold) by the Fund will generally have an expiration of one month or less (the Call Period) and a strike price that is approximately 5%-15% above the then-current TSLA share price at the time of such sales.

It is important to note that the sale of the TSLA call option contracts will limit the Fund’s participation in the appreciation in TSLA’s stock price. If the stock price of TSLA increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if TSLA’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to TSLA and the sold (short) TSLA call positions) will limit the Fund’s participation in gains in the TSLA stock price beyond a certain point.

3.	U.S. Treasuries, money market fund and other money market instruments

The Fund will hold short-term U.S. Treasury securities, money market funds and other money market instruments as collateral in connection with the Fund’s synthetic covered call strategy. In addition, any remaining cash in the portfolio can be invested in additional Treasuries, money market funds or other money market instruments which could add additional income to the Fund.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on TSLA as described above. The income, in the form of option premiums received from such option sales, will be primarily influenced by the volatility of TSLA stock, although other factors, including interest rates, will also impact the level of income.
●	Investing in short-term U.S. Treasury securities, money market funds and other money market instruments. The income generated by these securities will be influenced by interest rates at the time of investment.

Fund’s Return Profile VS TSLA

For the reasons stated above, the Fund’s performance will differ from that of TSLA’s stock price. The performance differences will depend on, among other things, the price of TSLA, changes in the price of the TSLA options contracts the Fund has purchased and sold, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

REX IncomeMax TSLA Strategy ETF Principal Holdings
Portfolio Holdings (All options are based on the value of TSLA)	Investment Terms	Expected Target Maturity
Purchased call option contracts

at-the-money (i.e., the strike price is equal to the then-current share price of TSLA at the time of purchase) to provide exposure to positive price returns of TSLA.

If the stock of TSLA increases, these options will generate corresponding increases to the Fund.

One-month to one-year expiration dates
Sold put option contracts

at-the-money (i.e., the strike price is equal to the then-current share price of TSLA at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by TSLA.

One-month to one-year expiration dates
Sold (short) call option contracts

out-of-the-money (i.e., the strike price is approximately 5%-15% more than the then-current share price of TSLA at the time of sale).

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

One-month or less expiration dates
U.S Treasury Securities, Money Market Funds, other Money Market Instruments and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

Money Market Instruments may include, without limitation, money market funds, commercial paper, certificates of deposit, repurchase agreements, banker’s acceptances and other similar short-term, highly rated instruments.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

One-month to two-year maturities

The market value of the cash, treasuries, money market funds and other money market instruments held by the Fund are expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. The combination of these investment instruments provides investment exposure to TSLA such that the notional exposure is equal to at least 100% of the Fund’s total assets. The “notional exposure” is the return on or change in value of a particular dollar amount representing the underlying investment. The notional value and market value both describe the value of a security. Notional value speaks to how much total value a security theoretically controls—for instance through options contracts. Market value, on the other hand, is the price of a security right now that can be bought or sold on an exchange or through a broker. The asset diversification tests applicable to a RIC set forth in the Internal Revenue Code focus upon the market value of the securities held at the end of each quarter of each taxable year of the Fund. Thus, even though the Fund might have a 100% exposure to AMD using notional exposure, the fair market value of the Fund’s exposure at the end of each applicable quarter is expected to be less than 25% of the fair market value of the Fund's assets and thus allow the Fund to qualify as a RIC under the asset diversification tests applicable to a RIC set forth in the Internal Revenue Code.

As a result of the Fund’s investment strategy, it may experience a high portfolio turnover rate.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).

TESLA INC.

Tesla, Inc. designs, manufactures and sells electric vehicles and electric vehicle powertrain components. TSLA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Tesla, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-34756 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Tesla, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of the date of this prospectus, TSLA is assigned to the motor vehicles and passenger car bodies industry.

This document relates only to the securities offered hereby and does not relate to TSLA or other securities of Tesla, Inc. The Fund has derived all disclosures contained in this document regarding Tesla, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such documents with respect to Tesla, Inc. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Tesla, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of TSLA have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Tesla, Inc. could affect the value of the Fund’s investments with respect to TSLA and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of TSLA.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH TESLA, INC.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to TSLA. As of the date of the Prospectus, TSLA is assigned to the catalog/specialty distribution industry.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE HISTORY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (844) 802-4004.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(844) 802-4004
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
REX INCOMEMAX TSLA STRATEGY ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
REX INCOMEMAX TSLA STRATEGY ETF | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency.
REX INCOMEMAX TSLA STRATEGY ETF | Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Concentration Risk.  The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries, which will subject the Fund to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

REX INCOMEMAX TSLA STRATEGY ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of TSLA and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

REX INCOMEMAX TSLA STRATEGY ETF | Options Contracts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of TSLA. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain exposure to TSLA through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as rolling. If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

REX INCOMEMAX TSLA STRATEGY ETF | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

REX INCOMEMAX TSLA STRATEGY ETF | Price Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by TSLA over the Call Period. This means that if TSLA experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform TSLA over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by TSLA over each Call Period, but has full exposure to any decreases in value experienced by TSLA over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of TSLA. The degree of participation in TSLA gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of TSLA, changes in interest rates, changes in the actual or perceived volatility of TSLA and the remaining time to the options’ expiration, as well as trading conditions in the options market. Generally, options are valued taking into consideration a number of factors, including dividends paid by the underlying issuer. The market will account for projected dividends receivable in the coming weeks and months up to the options expiration date. Dividends impact the two types of options, calls and puts, in different ways. Put options tend to be more expensive since the exchange automatically drops the stock price by the amount of the dividend. Call options tend to be cheaper due to the anticipated drop in the price of the stock. Put options generally gain value as the price of the stock goes down. When the underlying stock goes ex-dividend, call options will decline and put options will increase in value as the stock price reflects the dividend to be paid. High cash dividends generally imply lower call premiums and higher put premiums. As the price of TSLA changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of TSLA. The amount of time remaining until the options contracts expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the TSLA will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by TSLA.

REX INCOMEMAX TSLA STRATEGY ETF | Distribution Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

REX INCOMEMAX TSLA STRATEGY ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

REX INCOMEMAX TSLA STRATEGY ETF | Call Writing Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Call Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of TSLA and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of TSLA will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of TSLA, or the Fund may even lose money, even if the TSLA share price has appreciated by at least that much over such period, if during any month over that period TSLA had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of TSLA and its returns will depend not only on the price of TSLA but also on the path that TSLA takes over time.

REX INCOMEMAX TSLA STRATEGY ETF | Cyber Security Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

REX INCOMEMAX TSLA STRATEGY ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

REX INCOMEMAX TSLA STRATEGY ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
REX INCOMEMAX TSLA STRATEGY ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

REX INCOMEMAX TSLA STRATEGY ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

REX INCOMEMAX TSLA STRATEGY ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

REX INCOMEMAX TSLA STRATEGY ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

REX INCOMEMAX TSLA STRATEGY ETF | Trading [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

REX INCOMEMAX TSLA STRATEGY ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

REX INCOMEMAX TSLA STRATEGY ETF | Inflation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

REX INCOMEMAX TSLA STRATEGY ETF | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with TSLA. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

REX INCOMEMAX TSLA STRATEGY ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

REX INCOMEMAX TSLA STRATEGY ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

REX INCOMEMAX TSLA STRATEGY ETF | New Adviser Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Adviser Risk. The Adviser is newly formed and has not previously managed an ETF. Accordingly, investors in the Fund bear the risk that the Adviser’s inexperience may limit its effectiveness.
REX INCOMEMAX TSLA STRATEGY ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

REX INCOMEMAX TSLA STRATEGY ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

REX INCOMEMAX TSLA STRATEGY ETF | Economic and Market Events Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

REX INCOMEMAX TSLA STRATEGY ETF | Single Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (TSLA), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

REX INCOMEMAX TSLA STRATEGY ETF | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

REX INCOMEMAX TSLA STRATEGY ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

REX INCOMEMAX TSLA STRATEGY ETF | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-Capitalization Company Risk. Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

REX INCOMEMAX TSLA STRATEGY ETF | TSLA Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

TSLA Risk. The Fund invests in options contracts that are based on the value of TSLA. This subjects the Fund to certain of the same risks as if it owned shares of TSLA, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of TSLA, the Fund may also be subject to the following risks:

REX INCOMEMAX TSLA STRATEGY ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Indirect Investment Risk. Tesla, Inc. is not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Tesla, Inc. and make no representation as to the performance of TSLA. Investing in the Fund is not equivalent to investing in TSLA. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to TSLA.

REX INCOMEMAX TSLA STRATEGY ETF | Tesla, Inc. Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tesla, Inc. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated generally with operating companies and electric and autonomous vehicles and other automotive companies, Tesla, Inc. faces risks related to its operations including, among others, risks related to impacts from macroeconomic conditions resulting from the global COVID-19 pandemic; electric vehicle and lithium-ion battery cell production or factory construction delays; issues with manufacturing lithium-ion cells or other components for its electric vehicles; uncontrollable manufacturing costs or supply delays or labor shortages; the ability to expand its international operations; its delivery and installation capabilities and servicing and vehicle charging networks; its ability to accurately project and effectively manage growth; consumer demand for electric vehicles; strong competition for products and services; product liability claims; and the ability to attract, hire and retain key employees or qualified personnel. Importantly, Tesla, Inc. is highly dependent on the services of Elon Musk, its Chief Executive Officer, and any actual or anticipated large transactions in Tesla, Inc.’s common stock by Mr. Musk may cause the stock price to decline. The trading price of Tesla, Inc.’s common stock historically has been and is likely to continue to be volatile. Additionally, a large proportion of Tesla, Inc.’s common stock has been historically and may in the future be traded by short sellers which may put pressure on the supply and demand for its common stock, further influencing volatility in its market price. Tesla, Inc. is a highly dynamic company, and its operations, including its products and services, may change.

REX INCOMEMAX TSLA STRATEGY ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Industry Concentration Risk. The Fund will be concentrated in the industry to which Tesla, Inc. is assigned (i.e., hold more than 25% of its total assets in investments that provide inverse exposure to the industry to which Tesla, Inc. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries.

REX INCOMEMAX TSLA STRATEGY ETF | Electric and Autonomous Vehicles Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Electric and Autonomous Vehicles Company Risk. Electric and autonomous vehicles companies typically face intense competition and potentially rapid product obsolescence. Many of these companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Electric and autonomous vehicles companies typically engage in significant amounts of spending on research and development, capital expenditures and mergers and acquisitions, and there is no guarantee that the products or services produced by these companies will be successful. Companies that produce the raw materials that are used in electric vehicles may be concentrated in certain commodities, and therefore be exposed to the price fluctuations of those commodities. In addition, autonomous vehicle technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Electric and autonomous vehicles companies are also potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. Electric and autonomous vehicles companies rely on artificial intelligence and big data technologies for the development of their platforms and, as a result, could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. The customers and/or suppliers of electric and autonomous vehicles companies may be concentrated in a particular country, region or industry, including in emerging markets. Any adverse event affecting one of these countries, regions or industries could have a negative impact on electric and autonomous vehicles companies.

REX INCOMEMAX TSLA STRATEGY ETF | Automotive Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Automotive Companies Risk. The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. Automotive companies can be significantly affected by labor relations and fluctuating component prices. Developments in automotive technologies (e.g., autonomous vehicle technologies) may require significant capital expenditures that may not generate profits for several years, if ever. Automotive companies may be significantly subject to government policies and regulations regarding imports and exports of automotive products. Governmental policies affecting the automotive industry, such as taxes, tariffs, duties, subsidies, and import and export restrictions on automotive products can influence industry profitability. In addition, such companies must comply with environmental laws and regulations, for which there may be severe consequences for non-compliance. While most of the major automotive manufacturers are large companies, certain others may be non-diversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the automotive industry.

REX INCOMEMAX TSLA STRATEGY ETF | REX INCOMEMAX TSLA STRATEGY ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MAXT
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%	[5]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 315
REX INCOMEMAX BIIB STRATEGY ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – REX IncomeMax BIIB Strategy ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	REX IncomeMax BIIB Strategy ETF’s (the “Fund”) primary investment objective is to seek current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Biogen Inc. (“BIIB”), subject to a limit on potential investment gains.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the Fund’s initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for exposure to the share price (i.e., the price returns) of the common stock of BIIB, subject to a limit on potential investment gains. The Fund, under normal circumstances, invests in put and call options contracts that provide exposure to BIIB equal to at least 80% of its net assets (plus the amount any borrowings for investment purposes). The Fund will seek to employ its investment strategy as it relates to BIIB regardless of whether there are periods adverse market, economic, or other conditions. While solely maintaining exposure to the underlying issuer, the Fund will use derivatives to generate income in addition to seeking exposure to the underlying issuer, as such, over time, the Fund’s performance is expected to differ from the underlying issuer’s performance. Premium income generated from the Fund’s derivatives investments will be invested in U.S. Treasury Securities and other money market instruments. As further described below, the Fund uses a synthetic covered call strategy to provide income and exposure to the share price returns of BIIB, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. The Fund’s options contracts provide:

●	Synthetic long exposure to the share price returns of BIIB,
●	current income from BIIB covered call option premiums, and
●	a limit on the Fund’s participation in gains, if any, of the share price returns of BIIB.

The Fund receives premiums from BIIB call option contracts sold. In selling call option contracts, the Fund sells an option in exchange for a premium (i.e., income). Therefore, these premiums generate income for the Fund.

For more information, see sections “The Fund’s Use of BIIB Option Contracts and Synthetic Covered Call Strategy” below.

The Fund’s investment adviser is REX Advisers, LLC (the “Adviser”) and the investment sub-adviser is Vident Asset Management (the “Sub-Adviser”).

Why invest in the Fund?

●	The Fund seeks to participate in a portion of the gains experienced by BIIB.
●	The Fund seeks to generate monthly income with its BIIB covered call options strategy.

That is, although the Fund may not fully participate in gains in BIIB’s stock price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in BIIB

●	The Fund’s strategy is subject to all potential losses if BIIB shares decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in BIIB.
●	The Fund’s strategy of selling BIIB call options will limit potential gains if BIIB shares increase in price above the strike price of the BIIB call option the Fund sold.

Additional information regarding BIIB is also set forth below.

The Fund’s Use of BIIB Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund will purchase and sell a combination of standardized exchange-traded and/or FLexible EXchange® (FLEX) call and put option contracts that are based on the value of the price returns of BIIB, which is explained in more detail below.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of BIIB) at a specified price (the strike price).
●	The seller of an option contract obligates the holder to deliver shares (for a sold or short call) or buy shares (for a sold or short put) of the underlying asset at a specified price (the strike price).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Fund’s Exchange Traded Options Portfolio”.

The Fund’s options contracts are based on the value of BIIB, which gives the Fund the right or obligation to receive or deliver shares of BIIB on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract. The Fund’s investment adviser will “cash settle” its options contracts and the Fund does not expect to receive or deliver shares of the underlying stock.

The Fund expects to participate in all the underlying stock price return losses over the duration of the options contracts (e.g., if the underlying stock decreases in value by 5%, the Fund should be expected to decrease in value by approximately 5%, before Fund fees and expenses) beyond the income received from the sold call option contract premiums.

If the price of the underlying stock is near or has exceeded the strike price of a Funds sold call option contracts when an investor purchases Shares, such investor may have little to no upside potential remaining until the current short calls are replaced by a new set of short call, as well as remain vulnerable to significant downside risk, including the loss of their entire investment.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund will implement a synthetic covered call strategy using the standardized exchange-traded and/or FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments. As further described herein, the Fund pursues a strategy to provide income and to provide synthetic exposure to the share price of the BIIB. In doing so, the Fund invests in a combination of put and call options.

The Fund’s synthetic covered call strategy consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to BIIB, which allows the Fund to seek to participate in the changes, up or down, in the price of BIIB’s stock. As described in more detail below, the Fund will seek to provide synthetic long exposure to BIIB through the use of call options and put options.
●	Covered call writing (where BIIB call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, money market funds and other money market instruments, which are used for collateral for the options which also generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to BIIB, the Fund will buy BIIB call options and, simultaneously, sell BIIB put options to try to replicate the price movements of BIIB. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to one-year terms and strike prices that are approximately equal to the then-current share price of BIIB at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with investment exposure equal to approximately 100% of BIIB for the duration of the applicable options exposure.

2.	Synthetic Covered Call Writing

As part of its strategy, the Fund will write (sell) call option contracts on BIIB to generate income. Since the Fund does not directly own BIIB, these written call options will be sold short (i.e., selling a position it does not currently own). The call options written (sold) by the Fund will generally have an expiration of one month or less (the Call Period) and a strike price that is approximately 5%-15% above the then-current BIIB share price at the time of such sales.

It is important to note that the sale of the BIIB call option contracts will limit the Fund’s participation in the appreciation in BIIB’s stock price. If the stock price of BIIB increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if BIIB’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to BIIB and the sold (short) BIIB call positions) will limit the Fund’s participation in gains in the BIIB stock price beyond a certain point.

3.	U.S. Treasuries, money market funds and other money market instruments

The Fund will hold short-term U.S. Treasury securities, money market funds and other money market instruments as collateral in connection with the Fund’s synthetic covered call strategy. In addition, any remaining cash in the portfolio can be invested in additional Treasuries, money market funds or other money market instruments which could add additional income to the Fund.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on BIIB as described above. The income, in the form of option premiums received from such option sales, will be primarily influenced by the volatility of BIIB stock, although other factors, including interest rates, will also impact the level of income.
●	Investing in short-term U.S. Treasury securities, money market funds and other money market instruments. The income generated by these securities will be influenced by interest rates at the time of investment.

Fund’s Return Profile VS BIIB

For the reasons stated above, the Fund’s performance will differ from that of BIIB’s stock price. The performance differences will depend on, among other things, the price of BIIB, changes in the price of the BIIB options contracts the Fund has purchased and sold, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

REX IncomeMax BIIB Strategy ETF Principal Holdings
Portfolio Holdings (All options are based on the value of BIIB)	Investment Terms	Expected Target Maturity
Purchased call option contracts

at-the-money (i.e., the strike price is equal to the then-current share price of BIIB at the time of purchase) to provide exposure to positive price returns of BIIB.

If the stock of BIIB increases, these options will generate corresponding increases to the Fund.

One-month to one-year expiration dates
Sold put option contracts

at-the-money (i.e., the strike price is equal to the then-current share price of BIIB at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by BIIB.

One-month to one-year expiration dates
Sold (short) call option contracts

out-of-the-money (i.e., the strike price is approximately 5%-15% more than the then-current share price of BIIB at the time of sale).

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

One-month or less expiration dates
U.S Treasury Securities, Money Market Funds, other Money Market Instruments and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

 Money Market Instruments may include, without limitation, money market funds, commercial paper, certificates of deposit, repurchase agreements, banker’s acceptances and other similar short-term, highly rated instruments.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

One-month to two-year maturities

The market value of the cash, treasuries, money market funds and other money market instruments held by the Fund are expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. The combination of these investment instruments provides investment exposure to BIIB such that the notional exposure is equal to at least 100% of the Fund’s total assets. The “notional exposure” is the return on or change in value of a particular dollar amount representing the underlying investment. The notional value and market value both describe the value of a security. Notional value speaks to how much total value a security theoretically controls—for instance through options contracts. Market value, on the other hand, is the price of a security right now that can be bought or sold on an exchange or through a broker. The asset diversification tests applicable to a RIC set forth in the Internal Revenue Code focus upon the market value of the securities held at the end of each quarter of each taxable year of the Fund. Thus, even though the Fund might have a 100% exposure to AMD using notional exposure, the fair market value of the Fund’s exposure at the end of each applicable quarter is expected to be less than 25% of the fair market value of the Fund's assets and thus allow the Fund to qualify as a RIC under the asset diversification tests applicable to a RIC set forth in the Internal Revenue Code.

As a result of the Fund’s investment strategy, it may experience a high portfolio turnover rate.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).

Biogen Inc.

Biogen Inc. is American multinational biotechnology company based in Cambridge, Massachusetts, specializing in the discovery, development, and delivery of therapies for the treatment of neurological diseases to patients worldwide.  Biogen Inc. is listed on the Nasdaq Global Select Market (“Nasdaq”).

Biogen Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Biogen Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 0-19311 through the SEC’s website at www.sec.gov. In addition, information regarding Biogen Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to BIIB or other securities of Biogen Inc. The Fund has derived all disclosures contained in this document regarding Biogen Inc. from the publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such documents with respect to Biogen Inc. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Biogen Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Biogen Inc. (and therefore the price of Biogen Inc. at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Biogen Inc. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of BIIB.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH BIOGEN INC.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to BIIB. As of the date of the Prospectus, BIIB is assigned to the biotechnology industry.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE HISTORY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (844) 802-4004.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(844) 802-4004
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
REX INCOMEMAX BIIB STRATEGY ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
REX INCOMEMAX BIIB STRATEGY ETF | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency.
REX INCOMEMAX BIIB STRATEGY ETF | Concentration Risk [Member]
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Concentration Risk.  The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries, which will subject the Fund to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

REX INCOMEMAX BIIB STRATEGY ETF | Derivatives Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of BIIB and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

REX INCOMEMAX BIIB STRATEGY ETF | Options Contracts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of BIIB. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain exposure to BIIB through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as rolling. If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

REX INCOMEMAX BIIB STRATEGY ETF | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

REX INCOMEMAX BIIB STRATEGY ETF | Price Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by BIIB over the Call Period. This means that if BIIB experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform BIIB over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by BIIB over each Call Period, but has full exposure to any decreases in value experienced by BIIB over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of BIIB. The degree of participation in BIIB gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of BIIB, changes in interest rates, changes in the actual or perceived volatility of BIIB and the remaining time to the options’ expiration, as well as trading conditions in the options market. Generally, options are valued taking into consideration a number of factors, including dividends paid by the underlying issuer. The market will account for projected dividends receivable in the coming weeks and months up to the options expiration date. Dividends impact the two types of options, calls and puts, in different ways. Put options tend to be more expensive since the exchange automatically drops the stock price by the amount of the dividend. Call options tend to be cheaper due to the anticipated drop in the price of the stock. Put options generally gain value as the price of the stock goes down. When the underlying stock goes ex-dividend, call options will decline and put options will increase in value as the stock price reflects the dividend to be paid. High cash dividends generally imply lower call premiums and higher put premiums. As the price of BIIB changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of BIIB. The amount of time remaining until the options contracts expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the BIIB will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by BIIB.

REX INCOMEMAX BIIB STRATEGY ETF | Distribution Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

REX INCOMEMAX BIIB STRATEGY ETF | NAV Erosion Risk Due to Distributions [Member]
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Risk [Text Block]	rr_RiskTextBlock

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

REX INCOMEMAX BIIB STRATEGY ETF | Call Writing Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Call Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of BIIB and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of BIIB will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of BIIB, or the Fund may even lose money, even if the BIIB share price has appreciated by at least that much over such period, if during any month over that period BIIB had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of BIIB and its returns will depend not only on the price of BIIB but also on the path that BIIB takes over time.

REX INCOMEMAX BIIB STRATEGY ETF | Cyber Security Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

REX INCOMEMAX BIIB STRATEGY ETF | Fixed Income Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

REX INCOMEMAX BIIB STRATEGY ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
REX INCOMEMAX BIIB STRATEGY ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

REX INCOMEMAX BIIB STRATEGY ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

REX INCOMEMAX BIIB STRATEGY ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

REX INCOMEMAX BIIB STRATEGY ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

REX INCOMEMAX BIIB STRATEGY ETF | Trading [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

REX INCOMEMAX BIIB STRATEGY ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

REX INCOMEMAX BIIB STRATEGY ETF | Inflation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

REX INCOMEMAX BIIB STRATEGY ETF | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with BIIB. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

REX INCOMEMAX BIIB STRATEGY ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

REX INCOMEMAX BIIB STRATEGY ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

REX INCOMEMAX BIIB STRATEGY ETF | New Adviser Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Adviser Risk. The Adviser is newly formed and has not previously managed an ETF. Accordingly, investors in the Fund bear the risk that the Adviser’s inexperience may limit its effectiveness.
REX INCOMEMAX BIIB STRATEGY ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

REX INCOMEMAX BIIB STRATEGY ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

REX INCOMEMAX BIIB STRATEGY ETF | Economic and Market Events Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

REX INCOMEMAX BIIB STRATEGY ETF | Single Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (BIIB), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

REX INCOMEMAX BIIB STRATEGY ETF | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

REX INCOMEMAX BIIB STRATEGY ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

REX INCOMEMAX BIIB STRATEGY ETF | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-Capitalization Company Risk. Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

REX INCOMEMAX BIIB STRATEGY ETF | BIIB Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

BIIB Risk. The Fund invests in options contracts that are based on the value of BIIB. This subjects the Fund to certain of the same risks as if it owned shares of BIIB, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of BIIB, the Fund may also be subject to the following risks:

REX INCOMEMAX BIIB STRATEGY ETF | Indirect Investment in BIIB Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Indirect Investment in BIIB Risk. Biogen Inc. is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of Biogen Inc. but will be exposed to the performance of BIIB (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

REX INCOMEMAX BIIB STRATEGY ETF | BIIB Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

BIIB Trading Risk. The trading price of BIIB may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of BIIB may be traded by short sellers which may put pressure on the supply and demand for the common stock of Biogen Inc., further influencing volatility in its market price. Public perception and other factors outside of the control of Biogen Inc. may additionally impact BIIB’s stock price due to Biogen Inc. garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against Biogen Inc. in the past. While Biogen Inc. continues to defend such actions, any judgment against Biogen Inc., or any future stockholder litigation could result in substantial costs and a diversion of the management of Biogen Inc.’s attention and resources. If BIIB trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

REX INCOMEMAX BIIB STRATEGY ETF | Biogen Inc. Performance Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Biogen Inc. Performance Risk. Biogen Inc. may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of BIIB to decline. Biogen Inc. provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance Biogen Inc. provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If Biogen Inc.’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by Biogen Inc. could decline significantly.

REX INCOMEMAX BIIB STRATEGY ETF | Biotechnology Industry Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Biotechnology Industry Risk. Companies within the biotech industry invest heavily in research and development, which may not lead to commercially successful products. The biotech industry is also subject to increased governmental regulation, which may delay or inhibit the release of new products. Many biotech companies are dependent upon their ability to use and enforce intellectual property rights and patents. Any impairment or expiration of such rights may have adverse financial consequences for these companies. Biotech stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Biotech companies can be significantly affected by technological change and obsolescence, product liability lawsuits and consequential high insurance costs.

REX INCOMEMAX BIIB STRATEGY ETF | REX INCOMEMAX BIIB STRATEGY ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MAXB
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%	[7]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[8]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 315
REX INCOMEMAX DIS STRATEGY ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – REX IncomeMax DIS Strategy ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	REX IncomeMax DIS Strategy ETF’s (the “Fund”) primary investment objective is to seek current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Walt Disney Co. (“DIS”), subject to a limit on potential investment gains.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the Fund’s initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for exposure to the share price (i.e., the price returns) of the common stock of DIS, subject to a limit on potential investment gains. The Fund, under normal circumstances, invests in put and call options contracts that provide exposure to DIS equal to at least 80% of its net assets (plus the amount any borrowings for investment purposes). The Fund will seek to employ its investment strategy as it relates to DIS regardless of whether there are periods adverse market, economic, or other conditions. While solely maintaining exposure to the underlying issuer, the Fund will use derivatives to generate income in addition to seeking exposure to the underlying issuer, as such, over time, the Fund’s performance is expected to differ from the underlying issuer’s performance. Premium income generated from the Fund’s derivatives investments will be invested in U.S. Treasury Securities and other money market instruments. As further described below, the Fund uses a synthetic covered call strategy to provide income and exposure to the share price returns of DIS, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. The Fund’s options contracts provide:

●	Synthetic long exposure to the share price returns of DIS,
●	current income from the DIS covered call option premiums, and
●	a limit on the Fund’s participation in gains, if any, of the share price returns of DIS.

The Fund receives premiums from DIS call option contracts sold. In selling call option contracts, the Fund sells an option in exchange for a premium (i.e., income). Therefore, these premiums generate income for the Fund.

For more information, see sections “The Fund’s Use of DIS Option Contracts and Synthetic Covered Call Strategy” below.

The Fund’s investment adviser is REX Advisers, LLC (the “Adviser”) and the investment sub-adviser is Vident Asset Management (the “Sub-Adviser”).

Why invest in the Fund?

●	The Fund seeks to participate in a portion of the gains experienced by DIS.
●	The Fund seeks to generate monthly income with its DIS covered call options strategy.

That is, although the Fund may not fully participate in gains in DIS’s stock price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in DIS

●	The Fund’s strategy is subject to all potential losses if DIS shares decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in DIS.
●	The Fund’s strategy of selling DIS call options will limit potential gains if DIS shares increase in price above the strike price of the DIS call option the Fund sold.

Additional information regarding DIS is also set forth below.

The Fund’s Use of DIS Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund will purchase and sell a combination of standardized exchange-traded and/or FLexible EXchange® (FLEX) call and put option contracts that are based on the value of the price returns of DIS, which is explained in more detail below.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of DIS) at a specified price (the strike price).
●	The seller of an option contract obligates the holder to deliver shares (for a sold or short call) or buy shares (for a sold or short put) of the underlying asset at a specified price (the strike price).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Fund’s Exchange Traded Options Portfolio”.

The Fund’s options contracts are based on the value of DIS, which gives the Fund the right or obligation to receive or deliver shares of DIS on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract. The Fund’s investment adviser will “cash settle” its options contracts and the Fund does not expect to receive or deliver shares of the underlying stock.

The Fund expects to participate in all the underlying stock price return losses over the duration of the options contracts (e.g., if the underlying stock decreases in value by 5%, the Fund should be expected to decrease in value by approximately 5%, before Fund fees and expenses) beyond the income received from the sold call option contract premiums.

If the price of the underlying stock is near or has exceeded the strike price of a Funds sold call option contracts when an investor purchases Shares, such investor may have little to no upside potential remaining until the current short calls are replaced by a new set of short call, as well as remain vulnerable to significant downside risk, including the loss of their entire investment.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund will implement a synthetic covered call strategy using the standardized exchange-traded and/or FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments. As further described herein, the Fund pursues a strategy to provide income and to provide synthetic exposure to the share price of the DIS. In doing so, the Fund invests in a combination of put and call options.

The Fund’s synthetic covered call strategy consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to DIS, which allows the Fund to seek to participate in the changes, up or down, in the price of DIS’s stock. As described in more detail below, the Fund will seek to provide synthetic long exposure to DIS through the use of call options and put options.
●	Covered call writing (where DIS call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, money market funds and other money market instruments, which are used for collateral for the options which also generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to DIS, the Fund will buy DIS call options and, simultaneously, sell DIS put options to try to replicate the price movements of DIS. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to one-year terms and strike prices that are approximately equal to the then-current share price of DIS at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with investment exposure equal to approximately 100% of DIS for the duration of the applicable options exposure.

2.	Synthetic Covered Call Writing

As part of its strategy, the Fund will write (sell) call option contracts on DIS to generate income. Since the Fund does not directly own DIS, these written call options will be sold short (i.e., selling a position it does not currently own). The call options written (sold) by the Fund will generally have an expiration of one month or less (the Call Period) and a strike price that is approximately 5%-15% above the then-current DIS share price at the time of such sales.

It is important to note that the sale of the DIS call option contracts will limit the Fund’s participation in the appreciation in DIS’s stock price. If the stock price of DIS increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if DIS’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to DIS and the sold (short) DIS call positions) will limit the Fund’s participation in gains in the DIS stock price beyond a certain point.

3.	U.S. Treasuries, money market funds and other money market instruments

The Fund will hold short-term U.S. Treasury securities, money market fund and other money market instruments as collateral in connection with the Fund’s synthetic covered call strategy. In addition, any remaining cash in the portfolio can be invested in additional Treasuries, money market funds or other money market instruments which could add additional income to the Fund.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on DIS as described above. The income, in the form of option premiums received from such option sales, will be primarily influenced by the volatility of DIS stock, although other factors, including interest rates, will also impact the level of income.
●	Investing in short-term U.S. Treasury securities, money market funds and other money market instruments. The income generated by these securities will be influenced by interest rates at the time of investment.

Fund’s Return Profile VS DIS

For the reasons stated above, the Fund’s performance will differ from that of DIS’s stock price. The performance differences will depend on, among other things, the price of DIS, changes in the price of the DIS options contracts the Fund has purchased and sold, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

REX IncomeMax DIS Strategy ETF Principal Holdings
Portfolio Holdings (All options are based on the value of DIS)	Investment Terms	Expected Target Maturity
Purchased call option contracts

at-the-money (i.e., the strike price is equal to the then-current share price of DIS at the time of purchase) to provide exposure to positive price returns of DIS.

If the stock of DIS increases, these options will generate corresponding increases to the Fund.

One-month to one-year expiration dates
Sold put option contracts

at-the-money (i.e., the strike price is equal to the then-current share price of DIS at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by DIS.

One-month to one-year expiration dates
Sold (short) call option contracts

out-of-the-money (i.e., the strike price is approximately 5%-15% more than the then-current share price of DIS at the time of sale).

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

One-month or less expiration dates
U.S Treasury Securities, Money Market Funds, other Money Market Instruments and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

Money Market Instruments may include, without limitation, money market funds, commercial paper, certificates of deposit, repurchase agreements, banker’s acceptances and other similar short-term, highly rated instruments.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

One-month to two-year maturities

The market value of the cash, treasuries, money market funds and other money market instruments held by the Fund are expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. The combination of these investment instruments provides investment exposure to DIS such that the notional exposure is equal to at least 100% of the Fund’s total assets. The “notional exposure” is the return on or change in value of a particular dollar amount representing the underlying investment. The notional value and market value both describe the value of a security. Notional value speaks to how much total value a security theoretically controls—for instance through options contracts. Market value, on the other hand, is the price of a security right now that can be bought or sold on an exchange or through a broker. The asset diversification tests applicable to a RIC set forth in the Internal Revenue Code focus upon the market value of the securities held at the end of each quarter of each taxable year of the Fund. Thus, even though the Fund might have a 100% exposure to AMD using notional exposure, the fair market value of the Fund’s exposure at the end of each applicable quarter is expected to be less than 25% of the fair market value of the Fund's assets and thus allow the Fund to qualify as a RIC under the asset diversification tests applicable to a RIC set forth in the Internal Revenue Code.

As a result of the Fund’s investment strategy, it may experience a high portfolio turnover rate.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).

Walt Disney Co.

Walt Disney Co. is an American multinational, mass media and entertainment conglomerate that is headquartered at the Walt Disney Studios complex in Burbank, California.  Walt Disney Co. is listed on the New York Stock Exchange (“NYSE”).

Walt Disney Co. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Walt Disney Co. pursuant to the Exchange Act can be located by reference to the SEC file number 001-38842 through the SEC’s website at www.sec.gov. In addition, information regarding Walt Disney Co. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to DIS or other securities of Walt Disney Co. The Fund has derived all disclosures contained in this document regarding Walt Disney Co. from the publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such documents with respect to Walt Disney Co. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Walt Disney Co. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Walt Disney Co. (and therefore the price of Walt Disney Co. at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Walt Disney Co. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of DIS.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH WALT DISNEY CO.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to DIS. As of the date of the Prospectus, DIS is assigned to the entertainment industry.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE HISTORY
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The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (844) 802-4004.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(844) 802-4004
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
REX INCOMEMAX DIS STRATEGY ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
REX INCOMEMAX DIS STRATEGY ETF | Risk Not Insured [Member]
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Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency.
REX INCOMEMAX DIS STRATEGY ETF | Concentration Risk [Member]
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Concentration Risk.  The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries, which will subject the Fund to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

REX INCOMEMAX DIS STRATEGY ETF | Derivatives Risk [Member]
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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of DIS and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

REX INCOMEMAX DIS STRATEGY ETF | Options Contracts [Member]
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Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of DIS. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain exposure to DIS through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as rolling. If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

REX INCOMEMAX DIS STRATEGY ETF | Counterparty Risk [Member]
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Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

REX INCOMEMAX DIS STRATEGY ETF | Price Participation Risk [Member]
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Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by DIS over the Call Period. This means that if DIS experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform DIS over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by DIS over each Call Period, but has full exposure to any decreases in value experienced by DIS over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of DIS. The degree of participation in DIS gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of DIS, changes in interest rates, changes in the actual or perceived volatility of DIS and the remaining time to the options’ expiration, as well as trading conditions in the options market. Generally, options are valued taking into consideration a number of factors, including dividends paid by the underlying issuer. The market will account for projected dividends receivable in the coming weeks and months up to the options expiration date. Dividends impact the two types of options, calls and puts, in different ways. Put options tend to be more expensive since the exchange automatically drops the stock price by the amount of the dividend. Call options tend to be cheaper due to the anticipated drop in the price of the stock. Put options generally gain value as the price of the stock goes down. When the underlying stock goes ex-dividend, call options will decline and put options will increase in value as the stock price reflects the dividend to be paid. High cash dividends generally imply lower call premiums and higher put premiums. As the price of DIS changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of DIS. The amount of time remaining until the options contracts expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the DIS will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by DIS.

REX INCOMEMAX DIS STRATEGY ETF | Distribution Risk [Member]
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Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

REX INCOMEMAX DIS STRATEGY ETF | NAV Erosion Risk Due to Distributions [Member]
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NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

REX INCOMEMAX DIS STRATEGY ETF | Call Writing Strategy Risk [Member]
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Call Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of DIS and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of DIS will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of DIS, or the Fund may even lose money, even if the DIS share price has appreciated by at least that much over such period, if during any month over that period DIS had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of DIS and its returns will depend not only on the price of DIS but also on the path that DIS takes over time.

REX INCOMEMAX DIS STRATEGY ETF | Cyber Security Risk [Member]
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Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

REX INCOMEMAX DIS STRATEGY ETF | Fixed Income Securities Risk [Member]
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Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

REX INCOMEMAX DIS STRATEGY ETF | ETF Risks [Member]
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Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
REX INCOMEMAX DIS STRATEGY ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
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●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

REX INCOMEMAX DIS STRATEGY ETF | Cash Redemption Risk [Member]
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●	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

REX INCOMEMAX DIS STRATEGY ETF | Costs of Buying or Selling Shares [Member]
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●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

REX INCOMEMAX DIS STRATEGY ETF | Shares May Trade at Prices Other Than NAV [Member]
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●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

REX INCOMEMAX DIS STRATEGY ETF | Trading [Member]
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●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

REX INCOMEMAX DIS STRATEGY ETF | High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

REX INCOMEMAX DIS STRATEGY ETF | Inflation Risk [Member]
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Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

REX INCOMEMAX DIS STRATEGY ETF | Liquidity Risk [Member]
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Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with DIS. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

REX INCOMEMAX DIS STRATEGY ETF | Money Market Instrument Risk [Member]
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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

REX INCOMEMAX DIS STRATEGY ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

REX INCOMEMAX DIS STRATEGY ETF | New Adviser Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	New Adviser Risk. The Adviser is newly formed and has not previously managed an ETF. Accordingly, investors in the Fund bear the risk that the Adviser’s inexperience may limit its effectiveness.
REX INCOMEMAX DIS STRATEGY ETF | Risk Nondiversified Status [Member]
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Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

REX INCOMEMAX DIS STRATEGY ETF | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

REX INCOMEMAX DIS STRATEGY ETF | Economic and Market Events Risk [Member]
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Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

REX INCOMEMAX DIS STRATEGY ETF | Single Issuer Risk [Member]
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Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (DIS), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

REX INCOMEMAX DIS STRATEGY ETF | Tax Risk [Member]
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Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

REX INCOMEMAX DIS STRATEGY ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
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U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

REX INCOMEMAX DIS STRATEGY ETF | Large-Capitalization Company Risk [Member]
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Large-Capitalization Company Risk. Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

REX INCOMEMAX DIS STRATEGY ETF | DIS Risk [Member]
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DIS Risk. The Fund invests in options contracts that are based on the value of DIS. This subjects the Fund to certain of the same risks as if it owned shares of DIS, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of DIS, the Fund may also be subject to the following risks:

REX INCOMEMAX DIS STRATEGY ETF | Indirect Investment in DIS Risk [Member]
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Indirect Investment in DIS Risk. Walt Disney Co. is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of Walt Disney Co. but will be exposed to the performance of DIS (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

REX INCOMEMAX DIS STRATEGY ETF | Walt Disney Co. Trading Risk [Member]
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Walt Disney Co. Trading Risk. The trading price of DIS may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of DIS may be traded by short sellers which may put pressure on the supply and demand for the common stock of Walt Disney Co., further influencing volatility in its market price. Public perception and other factors outside of the control of Walt Disney Co. may additionally impact DIS’s stock price due to Walt Disney Co. garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against Walt Disney Co. in the past. While Walt Disney Co. continues to defend such actions, any judgment against Walt Disney Co., or any future stockholder litigation could result in substantial costs and a diversion of the management of Walt Disney Co.’s attention and resources. If DIS trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

REX INCOMEMAX DIS STRATEGY ETF | Walt Disney Co. Performance Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Walt Disney Co. Performance Risk. Walt Disney Co. may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of DIS to decline. Walt Disney Co. provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance Walt Disney Co. provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If Walt Disney Co.’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by Walt Disney Co. could decline significantly.

REX INCOMEMAX DIS STRATEGY ETF | Entertainment Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Entertainment Company Risk. The performance of DIS, and consequently the Fund’s performance, is subject to the risks of the entertainment industry. The success of entertainment companies is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the entertainment industry depend heavily on disposable household income and consumer spending, and such companies may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

REX INCOMEMAX DIS STRATEGY ETF | REX INCOMEMAX DIS STRATEGY ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MDIS
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%	[9]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[10]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 315
REX INCOMEMAX EEM STRATEGY ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – REX IncomeMax EEM Strategy ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Rex Shares IncomeMax EEM Strategy ETF’s (the “Fund”) primary investment objective is to seek current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment objective is to seek exposure to the share price of the iShares MSCI Emerging Markets ETF (“EEM”), subject to a limit on potential investment gains.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the Fund’s initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for exposure to the share price (i.e., the price returns) of EEM, subject to a limit on potential investment gains. The Fund, under normal circumstances, invests in put and call options contracts that provide exposure to EEM equal to at least 80% of its net assets (plus the amount any borrowings for investment purposes). The Fund will seek to employ its investment strategy as it relates to EEM regardless of whether there are periods adverse market, economic, or other conditions. While solely maintaining exposure to the underlying issuer, the Fund will use derivatives to generate income in addition to seeking exposure to the underlying issuer, as such, over time, the Fund’s performance is expected to differ from the underlying issuer’s performance. Premium income generated from the Fund’s derivatives investments will be invested in U.S. Treasury Securities and other money market instruments. As further described below, the Fund uses a synthetic covered call strategy to provide income and exposure to the share price returns of EEM, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. The Fund’s options contracts provide:

●	Synthetic long exposure to the share price returns of EEM,
●	current income from the EEM covered call option premiums, and
●	a limit on the Fund’s participation in gains, if any, of the share price returns of EEM.

The Fund receives premiums from EEM call option contracts sold. In selling call option contracts, the Fund sells an option in exchange for a premium (i.e., income). Therefore, these premiums generate income for the Fund.

For more information, see sections “The Fund’s Use of EEM Option Contracts and Synthetic Covered Call Strategy” below.

The Fund’s investment adviser is REX Advisers, LLC (the “Adviser”) and the investment sub-adviser is Vident Asset Management (the “Sub-Adviser”).

Why invest in the Fund?

●	The Fund seeks to participate in a portion of the gains experienced by EEM.
●	The Fund seeks to generate monthly income with its EEM covered call options strategy.

That is, although the Fund may not fully participate in gains in EEM’s stock price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in EEM

●	The Fund’s strategy is subject to all potential losses if EEM shares decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in EEM.
●	The Fund’s strategy of selling EEM call options will limit potential gains if EEM shares increase in price above the strike price of the EEM call option the Fund sold.

Additional information regarding EEM is also set forth below.

The Fund’s Use of EEM Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund will purchase and sell a combination of standardized exchange-traded and/or FLexible EXchange® (FLEX) call and put option contracts that are based on the value of the price returns of EEM, which is explained in more detail below.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of EEM) at a specified price (the strike price).
●	The seller of an option contract obligates the holder to deliver shares (for a sold or short call) or buy shares (for a sold or short put) of the underlying asset at a specified price (the strike price).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Fund’s Exchange Traded Options Portfolio”.

The Fund’s options contracts are based on the value of EEM, which gives the Fund the right or obligation to receive or deliver shares of EEM on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract. The Fund’s investment adviser will “cash settle” its options contracts and the Fund does not expect to receive or deliver shares of the underlying stock.

The Fund expects to participate in all the underlying stock price return losses over the duration of the options contracts (e.g., if the underlying stock decreases in value by 5%, the Fund should be expected to decrease in value by approximately 5%, before Fund fees and expenses) beyond the income received from the sold call option contract premiums.

If the price of the underlying stock is near or has exceeded the strike price of a Funds sold call option contracts when an investor purchases Shares, such investor may have little to no upside potential remaining until the current short calls are replaced by a new set of short call, as well as remain vulnerable to significant downside risk, including the loss of their entire investment.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund will implement a synthetic covered call strategy using the standardized exchange-traded and/or FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments. As further described herein, the Fund pursues a strategy to provide income and to provide synthetic exposure to the share price of the EEM. In doing so, the Fund invests in a combination of put and call options.

The Fund’s synthetic covered call strategy consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to EEM, which allows the Fund to seek to participate in the changes, up or down, in the price of EEM’s stock. As described in more detail below, the Fund will seek to provide synthetic long exposure to EEM through the use of call options and put options.
●	Covered call writing (where EEM call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, money market funds and other money market instruments, which are used for collateral for the options which also generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to EEM, the Fund will buy EEM call options and, simultaneously, sell EEM put options to try to replicate the price movements of EEM. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to one-year terms and strike prices that are approximately equal to the then-current share price of EEM at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with investment exposure equal to approximately 100% of EEM for the duration of the applicable options exposure.

2.	Synthetic Covered Call Writing

As part of its strategy, the Fund will write (sell) call option contracts on EEM to generate income. Since the Fund does not directly own EEM, these written call options will be sold short (i.e., selling a position it does not currently own). The call options written (sold) by the Fund will generally have an expiration of one month or less (the Call Period) and a strike price that is approximately 5%-15% above the then-current EEM share price at the time of such sales.

It is important to note that the sale of the EEM call option contracts will limit the Fund’s participation in the appreciation in EEM’s stock price. If the stock price of EEM increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if EEM’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to EEM and the sold (short) EEM call positions) will limit the Fund’s participation in gains in the EEM stock price beyond a certain point.

3.	U.S. Treasuries, money market funds and other money market instruments

The Fund will hold short-term U.S. Treasury securities, money market funds and other money market instruments as collateral in connection with the Fund’s synthetic covered call strategy. In addition, any remaining cash in the portfolio can be invested in additional Treasuries, money market funds or other money market instruments which could add additional income to the Fund.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on EEM as described above. The income, in the form of option premiums received from such option sales, will be primarily influenced by the volatility of EEM stock, although other factors, including interest rates, will also impact the level of income.
●	Investing in short-term U.S. Treasury securities, money market funds and other money market instruments. The income generated by these securities will be influenced by interest rates at the time of investment.

Fund’s Return Profile VS EEM

For the reasons stated above, the Fund’s performance will differ from that of EEM’s stock price. The performance differences will depend on, among other things, the price of EEM, changes in the price of the EEM options contracts the Fund has purchased and sold, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

REX IncomeMax EEM Strategy ETF Principal Holdings
Portfolio Holdings (All options are based on the value of EEM)	Investment Terms	Expected Target Maturity
Purchased call option contracts

at-the-money (i.e., the strike price is equal to the then-current share price of EEM at the time of purchase) to provide exposure to positive price returns of EEM.

If the stock of EEM increases, these options will generate corresponding increases to the Fund.

One-month to one-year expiration dates
Sold put option contracts

at-the-money (i.e., the strike price is equal to the then-current share price of EEM at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by EEM.

One-month to one-year expiration dates
Sold (short) call option contracts

out-of-the-money (i.e., the strike price is approximately 5%-15% more than the then-current share price of EEM at the time of sale).

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

One-month or less expiration dates
U.S Treasury Securities, Money Market Funds, other Money Market Instruments and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

Money Market Instruments may include, without limitation, money market funds, commercial paper, certificates of deposit, repurchase agreements, banker’s acceptances and other similar short-term, highly rated instruments.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

One-month to two-year maturities

The market value of the cash, treasuries, money market funds and other money market instruments held by the Fund are expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. The combination of these investment instruments provides investment exposure to EEM such that the notional exposure is equal to at least 100% of the Fund’s total assets. The “notional exposure” is the return on or change in value of a particular dollar amount representing the underlying investment. The notional value and market value both describe the value of a security. Notional value speaks to how much total value a security theoretically controls—for instance through options contracts. Market value, on the other hand, is the price of a security right now that can be bought or sold on an exchange or through a broker. The asset diversification tests applicable to a RIC set forth in the Internal Revenue Code focus upon the market value of the securities held at the end of each quarter of each taxable year of the Fund. Thus, even though the Fund might have a 100% exposure to AMD using notional exposure, the fair market value of the Fund’s exposure at the end of each applicable quarter is expected to be less than 25% of the fair market value of the Fund's assets and thus allow the Fund to qualify as a RIC under the asset diversification tests applicable to a RIC set forth in the Internal Revenue Code.

As a result of the Fund’s investment strategy, it may experience a high portfolio turnover rate.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).

iShares MSCI Emerging Markets ETF

The iShares MSCI Emerging Markets ETF is an ETF managed by BlackRock Fund Advisors.  The iShares MSCI Emerging Markets ETF seeks to track the investment results of the MSCI Emerging Markets Index (the “Underlying Index”) composed of large- and mid-capitalization emerging market equities. The iShares MSCI Emerging Markets ETF is listed on the NYSE Arca stock exchange.

iShares MSCI Emerging Markets ETF is registered under the Securities Act of 1933, as amended (the “Securities Act”). Information provided to or filed with the SEC by iShares MSCI Emerging Markets ETF pursuant to the Exchange Act can be located by reference to the SEC file number 033-97598 through the SEC’s website at www.sec.gov. In addition, information regarding iShares MSCI Emerging Markets ETF may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to EEM or other securities of iShares MSCI Emerging Markets ETF. The Fund has derived all disclosures contained in this document regarding iShares MSCI Emerging Markets ETF from the publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such documents with respect to iShares MSCI Emerging Markets ETF. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding iShares MSCI Emerging Markets ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of iShares MSCI Emerging Markets ETF (and therefore the price of iShares MSCI Emerging Markets ETF at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning iShares MSCI Emerging Markets ETF could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of EEM.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH iSHARES MSCI EMERGING MARKETS ETF, BLACKROCK FUND ADVISORS, iSHARES, INC., OR MSCI, INC.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same sectors as that assigned to EEM.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE HISTORY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (844) 802-4004.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(844) 802-4004
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
REX INCOMEMAX EEM STRATEGY ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
REX INCOMEMAX EEM STRATEGY ETF | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency.
REX INCOMEMAX EEM STRATEGY ETF | Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Concentration Risk.  The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries, which will subject the Fund to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

REX INCOMEMAX EEM STRATEGY ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of EEM and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

REX INCOMEMAX EEM STRATEGY ETF | Options Contracts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of EEM. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain exposure to EEM through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as rolling. If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

REX INCOMEMAX EEM STRATEGY ETF | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

REX INCOMEMAX EEM STRATEGY ETF | Price Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by EEM over the Call Period. This means that if EEM experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform EEM over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by EEM over each Call Period, but has full exposure to any decreases in value experienced by EEM over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of EEM. The degree of participation in EEM gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of EEM, changes in interest rates, changes in the actual or perceived volatility of EEM and the remaining time to the options’ expiration, as well as trading conditions in the options market. Generally, options are valued taking into consideration a number of factors, including dividends paid by the underlying issuer. The market will account for projected dividends receivable in the coming weeks and months up to the options expiration date. Dividends impact the two types of options, calls and puts, in different ways. Put options tend to be more expensive since the exchange automatically drops the stock price by the amount of the dividend. Call options tend to be cheaper due to the anticipated drop in the price of the stock. Put options generally gain value as the price of the stock goes down. When the underlying stock goes ex-dividend, call options will decline and put options will increase in value as the stock price reflects the dividend to be paid. High cash dividends generally imply lower call premiums and higher put premiums. As the price of EEM changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of EEM. The amount of time remaining until the options contracts expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the EEM will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by EEM.

REX INCOMEMAX EEM STRATEGY ETF | Distribution Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

REX INCOMEMAX EEM STRATEGY ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

REX INCOMEMAX EEM STRATEGY ETF | Call Writing Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Call Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of EEM and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of EEM will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of EEM, or the Fund may even lose money, even if the EEM share price has appreciated by at least that much over such period, if during any month over that period EEM had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of EEM and its returns will depend not only on the price of EEM but also on the path that EEM takes over time.

REX INCOMEMAX EEM STRATEGY ETF | Cyber Security Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

REX INCOMEMAX EEM STRATEGY ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

REX INCOMEMAX EEM STRATEGY ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
REX INCOMEMAX EEM STRATEGY ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

REX INCOMEMAX EEM STRATEGY ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

REX INCOMEMAX EEM STRATEGY ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

REX INCOMEMAX EEM STRATEGY ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

REX INCOMEMAX EEM STRATEGY ETF | Trading [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

REX INCOMEMAX EEM STRATEGY ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

REX INCOMEMAX EEM STRATEGY ETF | Inflation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

REX INCOMEMAX EEM STRATEGY ETF | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with EEM. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

REX INCOMEMAX EEM STRATEGY ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

REX INCOMEMAX EEM STRATEGY ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

REX INCOMEMAX EEM STRATEGY ETF | New Adviser Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Adviser Risk. The Adviser is newly formed and has not previously managed an ETF. Accordingly, investors in the Fund bear the risk that the Adviser’s inexperience may limit its effectiveness.
REX INCOMEMAX EEM STRATEGY ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

REX INCOMEMAX EEM STRATEGY ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

REX INCOMEMAX EEM STRATEGY ETF | Economic and Market Events Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

REX INCOMEMAX EEM STRATEGY ETF | Single Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (EEM), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

REX INCOMEMAX EEM STRATEGY ETF | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

REX INCOMEMAX EEM STRATEGY ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

REX INCOMEMAX EEM STRATEGY ETF | EEM Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

EEM Risk. The Fund invests in options contracts that are based on the value of EEM. This subjects the Fund to certain of the same risks as if it owned shares of EEM, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of EEM, the Fund may also be subject to the following risks:

REX INCOMEMAX EEM STRATEGY ETF | Indirect Investment in EEM Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Indirect Investment in EEM Risk. iShares MSCI Emerging Markets ETF is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of iShares MSCI Emerging Markets ETF but will be exposed to the performance of EEM (the underlying ETF). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying ETF but will be subject to declines in the performance of the underlying ETF.

REX INCOMEMAX EEM STRATEGY ETF | Risk of Investing in Emerging Markets [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Investing in Emerging Markets. Investments in emerging market issuers may be subject to a greater risk of loss than investments in issuers located or operating in more developed markets. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Companies in many emerging markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the securities in which the Fund invests may be less reliable or complete. Emerging markets often have less reliable securities valuations and greater risk associated with custody of securities than developed markets. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies. EEM is not actively managed and does not select investments based on investor protection considerations.

REX INCOMEMAX EEM STRATEGY ETF | REX INCOMEMAX EEM STRATEGY ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MAXE
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%	[11]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[12]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 315
REX INCOMEMAX GDXJ STRATEGY ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – REX IncomeMax GDXJ Strategy ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	REX IncomeMax GDXJ Strategy ETF’s (the “Fund”) primary investment objective is to seek current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment objective is to seek exposure to the share price of the VanEck Junior Gold Miners ETF (“GDXJ”), subject to a limit on potential investment gains.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the Fund’s initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for exposure to the share price (i.e., the price returns) of GDXJ, subject to a limit on potential investment gains. The Fund, under normal circumstances, invests in put and call options contracts that provide exposure to GDXJ equal to at least 80% of its net assets (plus the amount any borrowings for investment purposes). The Fund will seek to employ its investment strategy as it relates to GDXJ regardless of whether there are periods adverse market, economic, or other conditions. While solely maintaining exposure to the underlying issuer, the Fund will use derivatives to generate income in addition to seeking exposure to the underlying issuer, as such, over time, the Fund’s performance is expected to differ from the underlying issuer’s performance. Premium income generated from the Fund’s derivatives investments will be invested in U.S. Treasury Securities and other money market instruments. As further described below, the Fund uses a synthetic covered call strategy to provide income and exposure to the share price returns of GDXJ, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. The Fund’s options contracts provide:

●	Synthetic long exposure to the share price returns of GDXJ,
●	current income from GDXJ covered call option premiums, and
●	a limit on the Fund’s participation in gains, if any, of the share price returns of GDXJ.

The Fund receives premiums from GDXJ call option contracts sold. In selling call option contracts, the Fund sells an option on a security that the Fund owns in exchange for a premium (i.e., income). Therefore, these premiums generate income for the Fund.

For more information, see sections “The Fund’s Use of GDXJ Option Contracts and Synthetic Covered Call Strategy” below.

The Fund’s investment adviser is REX Advisers, LLC (the “Adviser”) and the investment sub-adviser is Vident Asset Management (the “Sub-Adviser”).

Why invest in the Fund?

●	The Fund seeks to participate in a portion of the gains experienced by GDXJ.
●	The Fund seeks to generate monthly income with its GSXJ covered call options strategy.

That is, although the Fund may not fully participate in gains in GDXJ’s stock price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in GDXJ

●	The Fund’s strategy is subject to all potential losses if GDXJ shares decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in GDXJ.
●	The Fund’s strategy of selling GDXJ call options will limit potential gains if GDXJ shares increase in price above the strike price of the GDXJ call option the Fund sold.

Additional information regarding GDXJ is also set forth below.

The Fund’s Use of GDXJ Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund will purchase and sell a combination of standardized exchange-traded and/or FLexible EXchange® (FLEX) call and put option contracts that are based on the value of the price returns of GDXJ, which is explained in more detail below.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of GDXJ) at a specified price (the strike price).
●	The seller of an option contract obligates the holder to deliver shares (for a sold or short call) or buy shares (for a sold or short put) of the underlying asset at a specified price (the strike price).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Fund’s Exchange Traded Options Portfolio”.

The Fund’s options contracts are based on the value of GDXJ, which gives the Fund the right or obligation to receive or deliver shares of GDXJ on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract. The Fund’s investment adviser will “cash settle” its options contracts and the Fund does not expect to receive or deliver shares of the underlying stock.

The Fund expects to participate in all the underlying stock price return losses over the duration of the options contracts (e.g., if the underlying stock decreases in value by 5%, the Fund should be expected to decrease in value by approximately 5%, before Fund fees and expenses) beyond the income received from the sold call option contract premiums.

If the price of the underlying stock is near or has exceeded the strike price of a Funds sold call option contracts when an investor purchases Shares, such investor may have little to no upside potential remaining until the current short calls are replaced by a new set of short call, as well as remain vulnerable to significant downside risk, including the loss of their entire investment.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund will implement a synthetic covered call strategy using the standardized exchange-traded and/or FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments. As further described herein, the Fund pursues a strategy to provide income and to provide synthetic exposure to the share price of the GDXJ. In doing so, the Fund invests in a combination of put and call options.

The Fund’s synthetic covered call strategy consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to GDXJ, which allows the Fund to seek to participate in the changes, up or down, in the price of GDXJ’s stock. As described in more detail below, the Fund will seek to provide synthetic long exposure to GDXJ through the use of call options and put options.
●	Covered call writing (where GDXJ call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, money market funds and other money market instruments, which are used for collateral for the options which also generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to GDXJ, the Fund will buy GDXJ call options and, simultaneously, sell GDXJ put options to try to replicate the price movements of GDXJ. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to one-year terms and strike prices that are approximately equal to the then-current share price of GDXJ at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with investment exposure equal to approximately 100% of GDXJ for the duration of the applicable options exposure.

2.	Synthetic Covered Call Writing

As part of its strategy, the Fund will write (sell) call option contracts on GDXJ to generate income. Since the Fund does not directly own GDXJ, these written call options will be sold short (i.e., selling a position it does not currently own). The call options written (sold) by the Fund will generally have an expiration of one month or less (the Call Period) and a strike price that is approximately 5%-15% above the then-current GDXJ share price at the time of such sales.

It is important to note that the sale of the GDXJ call option contracts will limit the Fund’s participation in the appreciation in GDXJ’s stock price. If the stock price of GDXJ increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if GDXJ’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to GDXJ and the sold (short) GDXJ call positions) will limit the Fund’s participation in gains in the GDXJ stock price beyond a certain point.

3.	U.S. Treasuries, money market funds and other money market instruments

The Fund will hold short-term U.S. Treasury securities, money market funds and other money market instruments as collateral in connection with the Fund’s synthetic covered call strategy. In addition, any remaining cash in the portfolio can be invested in additional Treasuries, money market funds or other money market instruments which could add additional income to the Fund.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on GDXJ as described above. The income, in the form of option premiums received from such option sales, will be primarily influenced by the volatility of GDXJ stock, although other factors, including interest rates, will also impact the level of income.
●	Investing in short-term U.S. Treasury securities, money market funds and other money market instruments. The income generated by these securities will be influenced by interest rates at the time of investment.

Fund’s Return Profile VS GDXJ

For the reasons stated above, the Fund’s performance will differ from that of GDXJ’s stock price. The performance differences will depend on, among other things, the price of GDXJ, changes in the price of the GDXJ options contracts the Fund has purchased and sold, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

REX IncomeMax GDXJ Strategy ETF Principal Holdings
Portfolio Holdings (All options are based on the value of GDXJ)	Investment Terms	Expected Target Maturity
Purchased call option contracts

at-the-money (i.e., the strike price is equal to the then-current share price of GDXJ at the time of purchase) to provide exposure to positive price returns of GDXJ.

If the stock of GDXJ increases, these options will generate corresponding increases to the Fund.

One-month to one-year expiration dates
Sold put option contracts

at-the-money (i.e., the strike price is equal to the then-current share price of GDXJ at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by GDXJ.

One-month to one-year expiration dates
Sold (short) call option contracts

out-of-the-money (i.e., the strike price is approximately 5%-15% more than the then-current share price of GDXJ at the time of sale).

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

One-month or less expiration dates
U.S Treasury Securities, Money Market Funds, other Money Market Instruments and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

Money Market Instruments may include, without limitation, money market funds, commercial paper, certificates of deposit, repurchase agreements, banker’s acceptances and other similar short-term, highly rated instruments.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

One-month to two-year maturities

The market value of the cash, treasuries, money market funds and other money market instruments held by the Fund are expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. The combination of these investment instruments provides investment exposure to GDXJ such that the notional exposure is equal to at least 100% of the Fund’s total assets. The “notional exposure” is the return on or change in value of a particular dollar amount representing the underlying investment. The notional value and market value both describe the value of a security. Notional value speaks to how much total value a security theoretically controls—for instance through options contracts. Market value, on the other hand, is the price of a security right now that can be bought or sold on an exchange or through a broker. The asset diversification tests applicable to a RIC set forth in the Internal Revenue Code focus upon the market value of the securities held at the end of each quarter of each taxable year of the Fund. Thus, even though the Fund might have a 100% exposure to AMD using notional exposure, the fair market value of the Fund’s exposure at the end of each applicable quarter is expected to be less than 25% of the fair market value of the Fund's assets and thus allow the Fund to qualify as a RIC under the asset diversification tests applicable to a RIC set forth in the Internal Revenue Code.

As a result of the Fund’s investment strategy, it may experience a high portfolio turnover rate.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).

VanEck Junior Gold Miners ETF

The VanEck Junior Gold Miners ETF is an ETF managed by Van Eck Associates Corporation.  The VanEck Junior Gold Miners ETF seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MVIS® Global Junior Gold Miners Index (the “Index”). The VanEck Junior Gold Miners ETF is listed on the NYSE Arca stock exchange. The MVIS® Global Junior Gold Miners Index (MVGDXJ) tracks the performance of the most liquid small-cap companies in the global gold and silver mining industries. This is a modified market cap-weighted index, and only includes companies that invest primarily in gold or silver, generate at least 50% of their revenue from gold or silver mining, or own properties that have the potential to generate at least 50% of their revenue from gold or silver mining when developed.

VanEck Junior Gold Miners ETF is registered under the Securities Act of 1933, as amended (the “Securities Act”). Information provided to or filed with the SEC by VanEck Junior Gold Miners ETF pursuant to the Exchange Act can be located by reference to the SEC file number 333-123257 through the SEC’s website at www.sec.gov. In addition, information regarding VanEck Junior Gold Miners ETF may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to GDXJ or other securities of VanEck Junior Gold Miners ETF. The Fund has derived all disclosures contained in this document regarding VanEck Junior Gold Miners ETF from the publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such documents with respect to VanEck Junior Gold Miners ETF. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding VanEck Junior Gold Miners ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of VanEck Junior Gold Miners ETF (and therefore the price of VanEck Junior Gold Miners ETF at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning VanEck Junior Gold Miners ETF could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of GDXJ.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH VANECK JUNIOR GOLD MINERS ETF, VAN ECK ASSOCIATES CORPORATION OR MARKETVECTOR INDEXES GMBH.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same sectors as that assigned to GDXJ.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE HISTORY
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The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (844) 802-4004.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(844) 802-4004
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
REX INCOMEMAX GDXJ STRATEGY ETF | Risk Lose Money [Member]
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Risk [Text Block]	rr_RiskTextBlock	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
REX INCOMEMAX GDXJ STRATEGY ETF | Risk Not Insured [Member]
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Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency.
REX INCOMEMAX GDXJ STRATEGY ETF | Concentration Risk [Member]
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Concentration Risk.  The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries, which will subject the Fund to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

REX INCOMEMAX GDXJ STRATEGY ETF | Derivatives Risk [Member]
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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of GDXJ and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

REX INCOMEMAX GDXJ STRATEGY ETF | Options Contracts [Member]
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Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of GDXJ. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain exposure to GDXJ through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as rolling. If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

REX INCOMEMAX GDXJ STRATEGY ETF | Counterparty Risk [Member]
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Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

REX INCOMEMAX GDXJ STRATEGY ETF | Price Participation Risk [Member]
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Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by GDXJ over the Call Period. This means that if GDXJ experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform GDXJ over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by GDXJ over each Call Period, but has full exposure to any decreases in value experienced by GDXJ over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of GDXJ. The degree of participation in GDXJ gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of GDXJ, changes in interest rates, changes in the actual or perceived volatility of GDXJ and the remaining time to the options’ expiration, as well as trading conditions in the options market. Generally, options are valued taking into consideration a number of factors, including dividends paid by the underlying issuer. The market will account for projected dividends receivable in the coming weeks and months up to the options expiration date. Dividends impact the two types of options, calls and puts, in different ways. Put options tend to be more expensive since the exchange automatically drops the stock price by the amount of the dividend. Call options tend to be cheaper due to the anticipated drop in the price of the stock. Put options generally gain value as the price of the stock goes down. When the underlying stock goes ex-dividend, call options will decline and put options will increase in value as the stock price reflects the dividend to be paid. High cash dividends generally imply lower call premiums and higher put premiums. As the price of GDXJ changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of GDXJ. The amount of time remaining until the options contracts expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the GDXJ will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by GDXJ.

REX INCOMEMAX GDXJ STRATEGY ETF | Distribution Risk [Member]
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Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

REX INCOMEMAX GDXJ STRATEGY ETF | NAV Erosion Risk Due to Distributions [Member]
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NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

REX INCOMEMAX GDXJ STRATEGY ETF | Call Writing Strategy Risk [Member]
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Call Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of GDXJ and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of GDXJ will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of GDXJ, or the Fund may even lose money, even if the GDXJ share price has appreciated by at least that much over such period, if during any month over that period GDXJ had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of GDXJ and its returns will depend not only on the price of GDXJ but also on the path that GDXJ takes over time.

REX INCOMEMAX GDXJ STRATEGY ETF | Cyber Security Risk [Member]
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Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

REX INCOMEMAX GDXJ STRATEGY ETF | Fixed Income Securities Risk [Member]
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Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

REX INCOMEMAX GDXJ STRATEGY ETF | ETF Risks [Member]
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Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
REX INCOMEMAX GDXJ STRATEGY ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
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●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

REX INCOMEMAX GDXJ STRATEGY ETF | Cash Redemption Risk [Member]
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●	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

REX INCOMEMAX GDXJ STRATEGY ETF | Costs of Buying or Selling Shares [Member]
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●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

REX INCOMEMAX GDXJ STRATEGY ETF | Shares May Trade at Prices Other Than NAV [Member]
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●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

REX INCOMEMAX GDXJ STRATEGY ETF | Trading [Member]
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●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

REX INCOMEMAX GDXJ STRATEGY ETF | High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

REX INCOMEMAX GDXJ STRATEGY ETF | Inflation Risk [Member]
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Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

REX INCOMEMAX GDXJ STRATEGY ETF | Liquidity Risk [Member]
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Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with GDXJ. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

REX INCOMEMAX GDXJ STRATEGY ETF | Money Market Instrument Risk [Member]
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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

REX INCOMEMAX GDXJ STRATEGY ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

REX INCOMEMAX GDXJ STRATEGY ETF | New Adviser Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	New Adviser Risk. The Adviser is newly formed and has not previously managed an ETF. Accordingly, investors in the Fund bear the risk that the Adviser’s inexperience may limit its effectiveness.
REX INCOMEMAX GDXJ STRATEGY ETF | Risk Nondiversified Status [Member]
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Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

REX INCOMEMAX GDXJ STRATEGY ETF | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

REX INCOMEMAX GDXJ STRATEGY ETF | Economic and Market Events Risk [Member]
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Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

REX INCOMEMAX GDXJ STRATEGY ETF | Single Issuer Risk [Member]
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Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (GDXJ), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

REX INCOMEMAX GDXJ STRATEGY ETF | Tax Risk [Member]
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Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

REX INCOMEMAX GDXJ STRATEGY ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
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U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

REX INCOMEMAX GDXJ STRATEGY ETF | GDXJ Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

GDXJ Risk. The Fund invests in options contracts that are based on the value of GDXJ. This subjects the Fund to certain of the same risks as if it owned shares of GDXJ, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of GDXJ, the Fund may also be subject to the following risks:

REX INCOMEMAX GDXJ STRATEGY ETF | Indirect Investment in GDXJ Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Indirect Investment in GDXJ Risk. VanEck Junior Gold Miners ETF is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of VanEck Junior Gold Miners ETF but will be exposed to the performance of GDXJ (the underlying ETF). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying ETF but will be subject to declines in the performance of the underlying ETF.

REX INCOMEMAX GDXJ STRATEGY ETF | Gold and Silver Mining Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Gold and Silver Mining Companies Risk. GDXJ invests in stocks and depositary receipts of U.S. and foreign companies that are involved in the gold mining and silver mining industries, which are considered speculative and are affected by a variety of factors. Competitive pressures may have a significant effect on the financial condition of gold mining and silver mining companies. Also, gold and silver mining companies are highly dependent on the price of gold bullion and silver bullion, respectively, but may also be adversely affected by a variety of worldwide economic, financial and political factors. The price of gold and silver may fluctuate substantially over short periods of time so GDXJ’s Share price may be more volatile than other types of investments. Fluctuation in the prices of gold and silver may be due to a number of factors, including changes in inflation, changes in currency exchange rates and changes in industrial and commercial demand for metals (including fabricator demand). Additionally, increased environmental or labor costs may depress the value of metal investments.

REX INCOMEMAX GDXJ STRATEGY ETF | REX INCOMEMAX GDXJ STRATEGY ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MGDJ
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%	[13]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[14]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 315
REX INCOMEMAX GOOG STRATEGY ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – REX IncomeMax GOOG Strategy ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	REX IncomeMax GOOG Strategy ETF’s (the “Fund”) primary investment objective is to seek current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Alphabet Inc. (“GOOG”), subject to a limit on potential investment gains.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the Fund’s initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for exposure to the share price (i.e., the price returns) of the common stock of GOOG, subject to a limit on potential investment gains. The Fund, under normal circumstances, invests in put and call options contracts that provide exposure to GOOG equal to at least 80% of its net assets (plus the amount any borrowings for investment purposes). The Fund will seek to employ its investment strategy as it relates to GOOG regardless of whether there are periods adverse market, economic, or other conditions. While solely maintaining exposure to the underlying issuer, the Fund will use derivatives to generate income in addition to seeking exposure to the underlying issuer, as such, over time, the Fund’s performance is expected to differ from the underlying issuer’s performance. Premium income generated from the Fund’s derivatives investments will be invested in U.S. Treasury Securities and other money market instruments. As further described below, the Fund uses a synthetic covered call strategy to provide income and exposure to the share price returns of GOOG, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. The Fund’s options contracts provide:

●	Synthetic long exposure to the share price returns of GOOG,
●	current income from GOOG covered call option premiums, and
●	a limit on the Fund’s participation in gains, if any, of the share price returns of GOOG.

The Fund receives premiums from GOOG call option contracts sold. In selling call option contracts, the Fund sells an option in exchange for a premium (i.e., income). Therefore, these premiums generate income for the Fund.

For more information, see sections “The Fund’s Use of GOOG Option Contracts and Synthetic Covered Call Strategy” below.

The Fund’s investment adviser is REX Advisers, LLC (the “Adviser”) and the investment sub-adviser is Vident Asset Management (the “Sub-Adviser”).

Why invest in the Fund?

●	The Fund seeks to participate in a portion of the gains experienced by GOOG.
●	The Fund seeks to generate monthly income with its GOOG covered call options strategy.

That is, although the Fund may not fully participate in gains in GOOG’s stock price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in GOOG

●	The Fund’s strategy is subject to all potential losses if GOOG shares decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in GOOG.
●	The Fund’s strategy of selling GOOG call options will limit potential gains if GOOG shares increase in price above the strike price of the GOOG call option the Fund sold.

Additional information regarding GOOG is also set forth below.

The Fund’s Use of GOOG Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund will purchase and sell a combination of standardized exchange-traded and/or Flexible Exchange® (FLEX) call and put option contracts that are based on the value of the price returns of GOOG, which is explained in more detail below.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of GOOG) at a specified price (the strike price).
●	The seller of an option contract obligates the holder to deliver shares (for a sold or short call) or buy shares (for a sold or short put) of the underlying asset at a specified price (the strike price).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Fund’s Exchange Traded Options Portfolio”.

The Fund’s options contracts are based on the value of GOOG, which gives the Fund the right or obligation to receive or deliver shares of GOOG on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract. The Fund’s investment adviser will “cash settle” its options contracts and the Fund does not expect to receive or deliver shares of the underlying stock.

The Fund expects to participate in all the underlying stock price return losses over the duration of the options contracts (e.g., if the underlying stock decreases in value by 5%, the Fund should be expected to decrease in value by approximately 5%, before Fund fees and expenses) beyond the income received from the sold call option contract premiums.

If the price of the underlying stock is near or has exceeded the strike price of a Funds sold call option contracts when an investor purchases Shares, such investor may have little to no upside potential remaining until the current short calls are replaced by a new set of short call, as well as remain vulnerable to significant downside risk, including the loss of their entire investment.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund will implement a synthetic covered call strategy using the standardized exchange-traded and/or FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments. As further described herein, the Fund pursues a strategy to provide income and to provide synthetic exposure to the share price of the GOOG. In doing so, the Fund invests in a combination of put and call options.

The Fund’s synthetic covered call strategy consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to GOOG, which allows the Fund to seek to participate in the changes, up or down, in the price of GOOG’s stock. As described in more detail below, the Fund will seek to provide synthetic long exposure to GOOG through the use of call options and put options.
●	Covered call writing (where GOOG call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, money market funds and other money market instruments, which are used for collateral for the options which also generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to GOOG, the Fund will buy GOOG call options and, simultaneously, sell GOOG put options to try to replicate the price movements of GOOG. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to one-year terms and strike prices that are approximately equal to the then-current share price of GOOG at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with investment exposure equal to approximately 100% of GOOG for the duration of the applicable options exposure.

2.	Synthetic Covered Call Writing

As part of its strategy, the Fund will write (sell) call option contracts on GOOG to generate income. Since the Fund does not directly own GOOG, these written call options will be sold short (i.e., selling a position it does not currently own). The call options written (sold) by the Fund will generally have an expiration of one month or less (the Call Period) and a strike price that is approximately 5%-15% above the then-current GOOG share price at the time of such sales.

It is important to note that the sale of the GOOG call option contracts will limit the Fund’s participation in the appreciation in GOOG’s stock price. If the stock price of GOOG increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if GOOG’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to GOOG and the sold (short) GOOG call positions) will limit the Fund’s participation in gains in the GOOG stock price beyond a certain point.

3.	U.S. Treasuries, money market funds and other money market instruments

The Fund will hold short-term U.S. Treasury securities, money market fund and other money market instruments as collateral in connection with the Fund’s synthetic covered call strategy. In addition, any remaining cash in the portfolio can be invested in additional Treasuries, money market funds or other money market instruments which could add additional income to the Fund.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on GOOG as described above. The income, in the form of option premiums received from such option sales, will be primarily influenced by the volatility of GOOG stock, although other factors, including interest rates, will also impact the level of income.
●	Investing in short-term U.S. Treasury securities, money market fund and other money market instruments. The income generated by these securities will be influenced by interest rates at the time of investment.

Fund’s Return Profile VS GOOG

For the reasons stated above, the Fund’s performance will differ from that of GOOG’s stock price. The performance differences will depend on, among other things, the price of GOOG, changes in the price of the GOOG options contracts the Fund has purchased and sold, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

REX IncomeMax GOOG Strategy ETF Principal Holdings
Portfolio Holdings (All options are based on the value of GOOG)	Investment Terms	Expected Target Maturity
Purchased call option contracts

at-the-money (i.e., the strike price is equal to the then-current share price of GOOG at the time of purchase) to provide exposure to positive price returns of GOOG.

If the stock of GOOG increases, these options will generate corresponding increases to the Fund.

One-month to one-year expiration dates
Sold put option contracts

at-the-money (i.e., the strike price is equal to the then-current share price of GOOG at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by GOOG.

One-month to one-year expiration dates
Sold (short) call option contracts

out-of-the-money (i.e., the strike price is approximately 5%-15% more than the then-current share price of GOOG at the time of sale).

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

One-month or less expiration dates
U.S Treasury Securities, Money Market Funds, other Money Market Instruments and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

Money Market Instruments may include, without limitation, money market funds, commercial paper, certificates of deposit, repurchase agreements, banker’s acceptances and other similar short-term, highly rated instruments.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

One-month to two-year maturities

The market value of the cash, treasuries, money market funds and other money market instruments held by the Fund are expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. The combination of these investment instruments provides investment exposure to GOOG such that the notional exposure is equal to at least 100% of the Fund’s total assets. The “notional exposure” is the return on or change in value of a particular dollar amount representing the underlying investment. The notional value and market value both describe the value of a security. Notional value speaks to how much total value a security theoretically controls—for instance through options contracts. Market value, on the other hand, is the price of a security right now that can be bought or sold on an exchange or through a broker. The asset diversification tests applicable to a RIC set forth in the Internal Revenue Code focus upon the market value of the securities held at the end of each quarter of each taxable year of the Fund. Thus, even though the Fund might have a 100% exposure to AMD using notional exposure, the fair market value of the Fund’s exposure at the end of each applicable quarter is expected to be less than 25% of the fair market value of the Fund's assets and thus allow the Fund to qualify as a RIC under the asset diversification tests applicable to a RIC set forth in the Internal Revenue Code.

As a result of the Fund’s investment strategy, it may experience a high portfolio turnover rate.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).

Alphabet Inc.

Alphabet Inc. is a holding company of a collection of businesses, the largest of which is Google. Alphabet Inc., through its subsidiaries, provides web-based search, advertisements, maps, software applications, mobile operating systems, consumer content, enterprise solutions, commerce, and hardware products. Alphabet Inc. reports in three segments: (i) Google Services, (ii) Google Cloud, and (iii) Other Bets (all other non-Google businesses). Alphabet Inc. is listed on the Nasdaq Global Select Market (“Nasdaq”).

Alphabet Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Alphabet Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-37580 through the SEC’s website at www.sec.gov. In addition, information regarding Alphabet Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to GOOG or other securities of Alphabet Inc. The Fund has derived all disclosures contained in this document regarding Alphabet Inc. from the publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such documents with respect to Alphabet Inc. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Alphabet Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Alphabet Inc. (and therefore the price of Alphabet Inc. at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Alphabet Inc. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of GOOG.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH ALPHABET INC.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to GOOG. As of the date of the Prospectus, GOOG is assigned to the interactive media services industry.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE HISTORY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (844) 802-4004.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(844) 802-4004
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
REX INCOMEMAX GOOG STRATEGY ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
REX INCOMEMAX GOOG STRATEGY ETF | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency.
REX INCOMEMAX GOOG STRATEGY ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of GOOG and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

REX INCOMEMAX GOOG STRATEGY ETF | Options Contracts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of GOOG. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain exposure to GOOG through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as rolling. If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

REX INCOMEMAX GOOG STRATEGY ETF | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

REX INCOMEMAX GOOG STRATEGY ETF | Price Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by GOOG over the Call Period. This means that if GOOG experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform GOOG over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by GOOG over each Call Period, but has full exposure to any decreases in value experienced by GOOG over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of GOOG. The degree of participation in GOOG gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of GOOG, changes in interest rates, changes in the actual or perceived volatility of GOOG and the remaining time to the options’ expiration, as well as trading conditions in the options market. Generally, options are valued taking into consideration a number of factors, including dividends paid by the underlying issuer. The market will account for projected dividends receivable in the coming weeks and months up to the options expiration date. Dividends impact the two types of options, calls and puts, in different ways. Put options tend to be more expensive since the exchange automatically drops the stock price by the amount of the dividend. Call options tend to be cheaper due to the anticipated drop in the price of the stock. Put options generally gain value as the price of the stock goes down. When the underlying stock goes ex-dividend, call options will decline and put options will increase in value as the stock price reflects the dividend to be paid. High cash dividends generally imply lower call premiums and higher put premiums. As the price of GOOG changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of GOOG. The amount of time remaining until the options contracts expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the GOOG will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by GOOG.

REX INCOMEMAX GOOG STRATEGY ETF | Distribution Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

REX INCOMEMAX GOOG STRATEGY ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

REX INCOMEMAX GOOG STRATEGY ETF | Call Writing Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Call Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of GOOG and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of GOOG will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of GOOG, or the Fund may even lose money, even if the GOOG share price has appreciated by at least that much over such period, if during any month over that period GOOG had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of GOOG and its returns will depend not only on the price of GOOG but also on the path that GOOG takes over time.

REX INCOMEMAX GOOG STRATEGY ETF | Cyber Security Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

REX INCOMEMAX GOOG STRATEGY ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

REX INCOMEMAX GOOG STRATEGY ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
REX INCOMEMAX GOOG STRATEGY ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

REX INCOMEMAX GOOG STRATEGY ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

REX INCOMEMAX GOOG STRATEGY ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

REX INCOMEMAX GOOG STRATEGY ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

REX INCOMEMAX GOOG STRATEGY ETF | Trading [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

REX INCOMEMAX GOOG STRATEGY ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

REX INCOMEMAX GOOG STRATEGY ETF | Inflation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

REX INCOMEMAX GOOG STRATEGY ETF | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with GOOG. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

REX INCOMEMAX GOOG STRATEGY ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

REX INCOMEMAX GOOG STRATEGY ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

REX INCOMEMAX GOOG STRATEGY ETF | New Adviser Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Adviser Risk. The Adviser is newly formed and has not previously managed an ETF. Accordingly, investors in the Fund bear the risk that the Adviser’s inexperience may limit its effectiveness.
REX INCOMEMAX GOOG STRATEGY ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

REX INCOMEMAX GOOG STRATEGY ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

REX INCOMEMAX GOOG STRATEGY ETF | Economic and Market Events Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

REX INCOMEMAX GOOG STRATEGY ETF | Single Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (GOOG), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

REX INCOMEMAX GOOG STRATEGY ETF | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

REX INCOMEMAX GOOG STRATEGY ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

REX INCOMEMAX GOOG STRATEGY ETF | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-Capitalization Company Risk. Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

REX INCOMEMAX GOOG STRATEGY ETF | GOOG Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

GOOG Risk. The Fund invests in options contracts that are based on the value of GOOG. This subjects the Fund to certain of the same risks as if it owned shares of GOOG, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of GOOG, the Fund may also be subject to the following risks:

REX INCOMEMAX GOOG STRATEGY ETF | Indirect Investment in GOOG Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Indirect Investment in GOOG Risk. Alphabet Inc. is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of Alphabet Inc. but will be exposed to the performance of GOOG (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

REX INCOMEMAX GOOG STRATEGY ETF | GOOG Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

GOOG Trading Risk. The trading price of GOOG may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of GOOG may be traded by short sellers which may put pressure on the supply and demand for the common stock of Alphabet Inc., further influencing volatility in its market price. Public perception and other factors outside of the control of Alphabet Inc. may additionally impact GOOG’s stock price due to Alphabet Inc. garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against Alphabet Inc. in the past. While Alphabet Inc. continues to defend such actions, any judgment against Alphabet Inc., or any future stockholder litigation could result in substantial costs and a diversion of the management of Alphabet Inc. ’s attention and resources. If GOOG trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

REX INCOMEMAX GOOG STRATEGY ETF | Alphabet Inc. Performance Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Alphabet Inc. Performance Risk. Alphabet Inc. may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of GOOG to decline. Alphabet Inc. provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance Alphabet Inc. provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If Alphabet Inc.’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by Alphabet Inc. could decline significantly.

REX INCOMEMAX GOOG STRATEGY ETF | Communication Services Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Communication Services Sector Risk. Communication services companies may be subject to specific risks associated with legislative or regulatory changes, adverse market conditions, intellectual property use and/or increased competition. Communication services companies are particularly vulnerable to rapid advancements in technology, the innovation of competitors, rapid product obsolescence and government regulation and competition, both domestically and internationally. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain communication services companies may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

REX INCOMEMAX GOOG STRATEGY ETF | REX INCOMEMAX GOOG STRATEGY ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MAXG
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%	[15]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[16]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 315
REX INCOMEMAX META STRATEGY ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – REX IncomeMax META Strategy ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	REX IncomeMax META Strategy ETF’s (the “Fund”) primary investment objective is to seek current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Meta Platforms, Inc. (“META”), subject to a limit on potential investment gains.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the Fund’s initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for exposure to the share price (i.e., the price returns) of the common stock of META, subject to a limit on potential investment gains. The Fund, under normal circumstances, invests in put and call options contracts that provide exposure to META equal to at least 80% of its net assets (plus the amount any borrowings for investment purposes). The Fund will seek to employ its investment strategy as it relates to META regardless of whether there are periods adverse market, economic, or other conditions. While solely maintaining exposure to the underlying issuer, the Fund will use derivatives to generate income in addition to seeking exposure to the underlying issuer, as such, over time, the Fund’s performance is expected to differ from the underlying issuer’s performance. Premium income generated from the Fund’s derivatives investments will be invested in U.S. Treasury Securities and other money market instruments. As further described below, the Fund uses a synthetic covered call strategy to provide income and exposure to the share price returns of META, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. The Fund’s options contracts provide:

●	Synthetic long exposure to the share price returns of META,
●	current income from META covered call option premiums, and
●	a limit on the Fund’s participation in gains, if any, of the share price returns of META.

The Fund receives premiums from META call option contracts sold. In selling call option contracts, the Fund sells an option in exchange for a premium (i.e., income). Therefore, these premiums generate income for the Fund.

For more information, see sections “The Fund’s Use of META Option Contracts and Synthetic Covered Call Strategy” below.

The Fund’s investment adviser is REX Advisers, LLC (the “Adviser”) and the investment sub-adviser is Vident Asset Management (the “Sub-Adviser”).

Why invest in the Fund?

●	The Fund seeks to participate in a portion of the gains experienced by META.
●	The Fund seeks to generate monthly income with its META covered call options strategy.

That is, although the Fund may not fully participate in gains in META’s stock price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in META

●	The Fund’s strategy is subject to all potential losses if META shares decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in META.
●	The Fund’s strategy of selling META call options will limit potential gains if META shares increase in price above the strike price of the META call option the Fund sold.

Additional information regarding META is also set forth below.

The Fund’s Use of META Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund will purchase and sell a combination of standardized exchange-traded and/or FLexible EXchange® (FLEX) call and put option contracts that are based on the value of the price returns of META, which is explained in more detail below.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of META) at a specified price (the strike price).
●	The seller of an option contract obligates the holder to deliver shares (for a sold or short call) or buy shares (for a sold or short put) of the underlying asset at a specified price (the strike price).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Fund’s Exchange Traded Options Portfolio”.

The Fund’s options contracts are based on the value of META, which gives the Fund the right or obligation to receive or deliver shares of META on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract. The Fund’s investment adviser will “cash settle” its options contracts and the Fund does not expect to receive or deliver shares of the underlying stock.

The Fund expects to participate in all the underlying stock price return losses over the duration of the options contracts (e.g., if the underlying stock decreases in value by 5%, the Fund should be expected to decrease in value by approximately 5%, before Fund fees and expenses) beyond the income received from the sold call option contract premiums.

If the price of the underlying stock is near or has exceeded the strike price of a Funds sold call option contracts when an investor purchases Shares, such investor may have little to no upside potential remaining until the current short calls are replaced by a new set of short call, as well as remain vulnerable to significant downside risk, including the loss of their entire investment.

 Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund will implement a synthetic covered call strategy using the standardized exchange-traded and/or FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments. As further described herein, the Fund pursues a strategy to provide income and to provide synthetic exposure to the share price of the META. In doing so, the Fund invests in a combination of put and call options.

The Fund’s synthetic covered call strategy consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to META, which allows the Fund to seek to participate in the changes, up or down, in the price of META’s stock. As described in more detail below, the Fund will seek to provide synthetic long exposure to META through the use of call options and put options.
●	Covered call writing (where META call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, money market funds and other money market instruments, which are used for collateral for the options which also generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to META, the Fund will buy META call options and, simultaneously, sell META put options to try to replicate the price movements of META. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to one-year terms and strike prices that are approximately equal to the then-current share price of META at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with investment exposure equal to approximately 100% of META for the duration of the applicable options exposure.

2.	Synthetic Covered Call Writing

As part of its strategy, the Fund will write (sell) call option contracts on META to generate income. Since the Fund does not directly own META, these written call options will be sold short (i.e., selling a position it does not currently own). The call options written (sold) by the Fund will generally have an expiration of one month or less (the Call Period) and a strike price that is approximately 5%-15% above the then-current META share price at the time of such sales.

It is important to note that the sale of the META call option contracts will limit the Fund’s participation in the appreciation in META’s stock price. If the stock price of META increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if META’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to META and the sold (short) META call positions) will limit the Fund’s participation in gains in the META stock price beyond a certain point.

3.	U.S. Treasuries, money market funds and other money market instruments

The Fund will hold short-term U.S. Treasury securities, money market funds and other money market instruments, as collateral in connection with the Fund’s synthetic covered call strategy. In addition, any remaining cash in the portfolio can be invested in additional Treasuries, money market funds or other money market instruments which could add additional income to the Fund.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on META as described above. The income, in the form of option premiums received from such option sales, will be primarily influenced by the volatility of META stock, although other factors, including interest rates, will also impact the level of income.
●	Investing in short-term U.S. Treasury securities, money market funds and other money market instruments. The income generated by these securities will be influenced by interest rates at the time of investment.

Fund’s Return Profile VS META

For the reasons stated above, the Fund’s performance will differ from that of META’s stock price. The performance differences will depend on, among other things, the price of META, changes in the price of the META options contracts the Fund has purchased and sold, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

REX IncomeMax META Strategy ETF Principal Holdings
Portfolio Holdings (All options are based on the value of META)	Investment Terms	Expected Target Maturity
Purchased call option contracts

at-the-money (i.e., the strike price is equal to the then-current share price of META at the time of purchase) to provide exposure to positive price returns of META.

If the stock of META increases, these options will generate corresponding increases to the Fund.

One-month to one-year expiration dates
Sold put option contracts

at-the-money (i.e., the strike price is equal to the then-current share price of META at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by META.

One-month to one-year expiration dates
Sold (short) call option contracts

out-of-the-money (i.e., the strike price is approximately 5%-15% more than the then-current share price of META at the time of sale).

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

One-month or less expiration dates
U.S Treasury Securities, Money Market Funds, other Money Market Instruments and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

Money Market Instruments may include, without limitation, money market funds, commercial paper, certificates of deposit, repurchase agreements, banker’s acceptances and other similar short-term, highly rated instruments.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

One-month to two-year maturities

The market value of the cash, treasuries, money market funds and other money market instruments held by the Fund are expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. The combination of these investment instruments provides investment exposure to META such that the notional exposure is equal to at least 100% of the Fund’s total assets. The “notional exposure” is the return on or change in value of a particular dollar amount representing the underlying investment. The notional value and market value both describe the value of a security. Notional value speaks to how much total value a security theoretically controls—for instance through options contracts. Market value, on the other hand, is the price of a security right now that can be bought or sold on an exchange or through a broker. The asset diversification tests applicable to a RIC set forth in the Internal Revenue Code focus upon the market value of the securities held at the end of each quarter of each taxable year of the Fund. Thus, even though the Fund might have a 100% exposure to AMD using notional exposure, the fair market value of the Fund’s exposure at the end of each applicable quarter is expected to be less than 25% of the fair market value of the Fund's assets and thus allow the Fund to qualify as a RIC under the asset diversification tests applicable to a RIC set forth in the Internal Revenue Code.

As a result of the Fund’s investment strategy, it may experience a high portfolio turnover rate.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).

Meta Platforms, Inc.

Meta Platforms, Inc. is an operating company that operates a social technology company. Meta Platforms, Inc. builds technology that helps people connect, find communities and grow businesses. Its products enable people to connect and share with friends and family through mobile devices, personal computers, virtual reality (VR) headsets, wearables, and in-home devices. Meta Platforms, Inc. also helps people cover and learn about what is going on in the world around them, enable people to share their opinions, ideas, photos and videos, and other activities with audiences ranging from their closest family members and friends to the public at large, and stay connected everywhere by accessing its products. Meta Platforms, Inc. is listed on the Nasdaq Global Select Market (“Nasdaq”).

Meta Platforms, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Meta Platforms, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-35551 through the SEC’s website at www.sec.gov. In addition, information regarding Meta Platforms, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to META or other securities of Meta Platforms, Inc. The Fund has derived all disclosures contained in this document regarding Meta Platforms, Inc. from the publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such documents with respect to Meta Platforms, Inc. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Meta Platforms, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Meta Platforms, Inc. (and therefore the price of Meta Platforms, Inc. at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Meta Platforms, Inc. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of META.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH META PLATFORMS, INC.

Due to the Funds investment strategy, the Funds investment exposure is concentrated in the same industry as that assigned to META. As of the date of the Prospectus, META is assigned to the interactive media and services industry.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE HISTORY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (844) 802-4004.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(844) 802-4004
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
REX INCOMEMAX META STRATEGY ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
REX INCOMEMAX META STRATEGY ETF | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency.
REX INCOMEMAX META STRATEGY ETF | Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Concentration Risk.  The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries, which will subject the Fund to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

REX INCOMEMAX META STRATEGY ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of META and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

REX INCOMEMAX META STRATEGY ETF | Options Contracts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of META. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain exposure to META through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as rolling. If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

REX INCOMEMAX META STRATEGY ETF | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

REX INCOMEMAX META STRATEGY ETF | Price Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by META over the Call Period. This means that if META experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform META over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by META over each Call Period, but has full exposure to any decreases in value experienced by META over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of META. The degree of participation in META gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of META, changes in interest rates, changes in the actual or perceived volatility of META and the remaining time to the options’ expiration, as well as trading conditions in the options market. Generally, options are valued taking into consideration a number of factors, including dividends paid by the underlying issuer. The market will account for projected dividends receivable in the coming weeks and months up to the options expiration date. Dividends impact the two types of options, calls and puts, in different ways. Put options tend to be more expensive since the exchange automatically drops the stock price by the amount of the dividend. Call options tend to be cheaper due to the anticipated drop in the price of the stock. Put options generally gain value as the price of the stock goes down. When the underlying stock goes ex-dividend, call options will decline and put options will increase in value as the stock price reflects the dividend to be paid. High cash dividends generally imply lower call premiums and higher put premiums. As the price of META changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of META. The amount of time remaining until the options contracts expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the META will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by META.

REX INCOMEMAX META STRATEGY ETF | Distribution Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

REX INCOMEMAX META STRATEGY ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

REX INCOMEMAX META STRATEGY ETF | Call Writing Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Call Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of META and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of META will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of META, or the Fund may even lose money, even if the META share price has appreciated by at least that much over such period, if during any month over that period META had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of META and its returns will depend not only on the price of META but also on the path that META takes over time.

REX INCOMEMAX META STRATEGY ETF | Cyber Security Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

REX INCOMEMAX META STRATEGY ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

REX INCOMEMAX META STRATEGY ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
REX INCOMEMAX META STRATEGY ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

REX INCOMEMAX META STRATEGY ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

REX INCOMEMAX META STRATEGY ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

REX INCOMEMAX META STRATEGY ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

REX INCOMEMAX META STRATEGY ETF | Trading [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

REX INCOMEMAX META STRATEGY ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

REX INCOMEMAX META STRATEGY ETF | Inflation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

REX INCOMEMAX META STRATEGY ETF | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with META. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

REX INCOMEMAX META STRATEGY ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

REX INCOMEMAX META STRATEGY ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

REX INCOMEMAX META STRATEGY ETF | New Adviser Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Adviser Risk. The Adviser is newly formed and has not previously managed an ETF. Accordingly, investors in the Fund bear the risk that the Adviser’s inexperience may limit its effectiveness.
REX INCOMEMAX META STRATEGY ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

REX INCOMEMAX META STRATEGY ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

REX INCOMEMAX META STRATEGY ETF | Economic and Market Events Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

REX INCOMEMAX META STRATEGY ETF | Single Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (META), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

REX INCOMEMAX META STRATEGY ETF | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

REX INCOMEMAX META STRATEGY ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

REX INCOMEMAX META STRATEGY ETF | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-Capitalization Company Risk. Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

REX INCOMEMAX META STRATEGY ETF | Communication Services Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Communication Services Sector Risk. Communication services companies may be subject to specific risks associated with legislative or regulatory changes, adverse market conditions, intellectual property use and/or increased competition. Communication services companies are particularly vulnerable to rapid advancements in technology, the innovation of competitors, rapid product obsolescence and government regulation and competition, both domestically and internationally. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain communication services companies may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

REX INCOMEMAX META STRATEGY ETF | META Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

META Risk. The Fund invests in options contracts that are based on the value of META. This subjects the Fund to certain of the same risks as if it owned shares of META, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of META, the Fund may also be subject to the following risks:

REX INCOMEMAX META STRATEGY ETF | Indirect Investment in META Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Indirect Investment in META Risk. Meta Platforms, Inc. is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of Meta Platforms, Inc. but will be exposed to the performance of META (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

REX INCOMEMAX META STRATEGY ETF | META Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

META Trading Risk. The trading price of META may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of META may be traded by short sellers which may put pressure on the supply and demand for the common stock of Meta Platforms, Inc., further influencing volatility in its market price. Public perception and other factors outside of the control of Meta Platforms, Inc. may additionally impact META’s stock price due to Meta Platforms, Inc. garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against Meta Platforms, Inc. in the past. While Meta Platforms, Inc. continues to defend such actions, any judgment against Meta Platforms, Inc., or any future stockholder litigation could result in substantial costs and a diversion of the management of Meta Platforms, Inc.’s attention and resources. If META trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

REX INCOMEMAX META STRATEGY ETF | Meta Platforms, Inc. Performance Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Meta Platforms, Inc. Performance Risk. Meta Platforms, Inc. may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of META to decline. Meta Platforms, Inc. provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance Meta Platforms, Inc. provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If Meta Platforms, Inc.’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by Meta Platforms, Inc. could decline significantly.

REX INCOMEMAX META STRATEGY ETF | REX INCOMEMAX META STRATEGY ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MAXF
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%	[17]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[18]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 315
REX INCOMEMAX MSFT STRATEGY ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – REX IncomeMax MSFT Strategy ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	REX IncomeMax MSFT Strategy ETF’s (the “Fund”) primary investment objective is to seek current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Microsoft Corp. (“MSFT”), subject to a limit on potential investment gains.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the Fund’s initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for exposure to the share price (i.e., the price returns) of the common stock of MSFT, subject to a limit on potential investment gains. The Fund, under normal circumstances, invests in put and call options contracts that provide exposure to MSFT equal to at least 80% of its net assets (plus the amount any borrowings for investment purposes). The Fund will seek to employ its investment strategy as it relates to MSFT regardless of whether there are periods adverse market, economic, or other conditions. While solely maintaining exposure to the underlying issuer, the Fund will use derivatives to generate income in addition to seeking exposure to the underlying issuer, as such, over time, the Fund’s performance is expected to differ from the underlying issuer’s performance. Premium income generated from the Fund’s derivatives investments will be invested in U.S. Treasury Securities and other money market instruments. As further described below, the Fund uses a synthetic covered call strategy to provide income and exposure to the share price returns of MSFT, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. The Fund’s options contracts provide:

●	Synthetic long exposure to the share price returns of MSFT,
●	current income from MSFT covered call option premiums, and
●	a limit on the Fund’s participation in gains, if any, of the share price returns of MSFT.

The Fund receives premiums from MSFT call option contracts sold. In selling call option contracts, the Fund sells an option in exchange for a premium (i.e., income). Therefore, these premiums generate income for the Fund.

For more information, see sections “The Fund’s Use of MSFT Option Contracts and Synthetic Covered Call Strategy” below.

The Fund’s investment adviser is REX Advisers, LLC (the “Adviser”) and the investment sub-adviser is Vident Asset Management (the “Sub-Adviser”).

Why invest in the Fund?

●	The Fund seeks to participate in a portion of the gains experienced by MSFT.
●	The Fund seeks to generate monthly income with its MSFT covered call options strategy.

That is, although the Fund may not fully participate in gains in MSFT’s stock price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in MSFT

●	The Fund’s strategy is subject to all potential losses if MSFT shares decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in MSFT.
●	The Fund’s strategy of selling MSFT call options will limit potential gains if MSFT shares increase in price above the strike price of the MSFT call option the Fund sold.

Additional information regarding MSFT is also set forth below.

The Fund’s Use of MSFT Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund will purchase and sell a combination of standardized exchange-traded and/or FLexible EXchange® (FLEX) call and put option contracts that are based on the value of the price returns of MSFT, which is explained in more detail below.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of MSFT) at a specified price (the strike price).
●	The seller of an option contract obligates the holder to deliver shares (for a sold or short call) or buy shares (for a sold or short put) of the underlying asset at a specified price (the strike price).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Fund’s Exchange Traded Options Portfolio”.

The Fund’s options contracts are based on the value of MSFT, which gives the Fund the right or obligation to receive or deliver shares of MSFT on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract. The Fund’s investment adviser will “cash settle” its options contracts and the Fund does not expect to receive or deliver shares of the underlying stock.

The Fund expects to participate in all the underlying stock price return losses over the duration of the options contracts (e.g., if the underlying stock decreases in value by 5%, the Fund should be expected to decrease in value by approximately 5%, before Fund fees and expenses) beyond the income received from the sold call option contract premiums.

If the price of the underlying stock is near or has exceeded the strike price of a Funds sold call option contracts when an investor purchases Shares, such investor may have little to no upside potential remaining until the current short calls are replaced by a new set of short call, as well as remain vulnerable to significant downside risk, including the loss of their entire investment.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund will implement a synthetic covered call strategy using the standardized exchange-traded and/or FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments. As further described herein, the Fund pursues a strategy to provide income and to provide synthetic exposure to the share price of the MSFT. In doing so, the Fund invests in a combination of put and call options.

The Fund’s synthetic covered call strategy consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to MSFT, which allows the Fund to seek to participate in the changes, up or down, in the price of MSFT’s stock. As described in more detail below, the Fund will seek to provide synthetic long exposure to MSFT through the use of call options and put options.
●	Covered call writing (where MSFT call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, money market funds and other money market instruments, which are used for collateral for the options which also generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to MSFT, the Fund will buy MSFT call options and, simultaneously, sell MSFT put options to try to replicate the price movements of MSFT. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to one-year terms and strike prices that are approximately equal to the then-current share price of MSFT at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with investment exposure equal to approximately 100% of MSFT for the duration of the applicable options exposure.

2.	Synthetic Covered Call Writing

As part of its strategy, the Fund will write (sell) call option contracts on MSFT to generate income. Since the Fund does not directly own MSFT, these written call options will be sold short (i.e., selling a position it does not currently own). The call options written (sold) by the Fund will generally have an expiration of one month or less (the Call Period) and a strike price that is approximately 5%-15% above the then-current MSFT share price at the time of such sales.

It is important to note that the sale of the MSFT call option contracts will limit the Fund’s participation in the appreciation in MSFT’s stock price. If the stock price of MSFT increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if MSFT’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to MSFT and the sold (short) MSFT call positions) will limit the Fund’s participation in gains in the MSFT stock price beyond a certain point.

3.	U.S. Treasuries, money market funds and other money market instruments

The Fund will hold short-term U.S. Treasury securities, money market funds and other money market instruments as collateral in connection with the Fund’s synthetic covered call strategy. In addition, any remaining cash in the portfolio can be invested in additional Treasuries, money market funds or other money market instruments which could add additional income to the Fund.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on MSFT as described above. The income, in the form of option premiums received from such option sales, will be primarily influenced by the volatility of MSFT stock, although other factors, including interest rates, will also impact the level of income.
●	Investing in short-term U.S. Treasury securities, money market funds and other money market instruments. The income generated by these securities will be influenced by interest rates at the time of investment.

Fund’s Return Profile VS MSFT

For the reasons stated above, the Fund’s performance will differ from that of MSFT’s stock price. The performance differences will depend on, among other things, the price of MSFT, changes in the price of the MSFT options contracts the Fund has purchased and sold, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

REX IncomeMax MSFT Strategy ETF Principal Holdings
Portfolio Holdings (All options are based on the value of MSFT)	Investment Terms	Expected Target Maturity
Purchased call option contracts

at-the-money (i.e., the strike price is equal to the then-current share price of MSFT at the time of purchase) to provide exposure to positive price returns of MSFT.

If the stock of MSFT increases, these options will generate corresponding increases to the Fund.

One-month to one-year expiration dates
Sold put option contracts

at-the-money (i.e., the strike price is equal to the then-current share price of MSFT at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by MSFT.

One-month to one-year expiration dates
Sold (short) call option contracts

out-of-the-money (i.e., the strike price is approximately 5%-15% more than the then-current share price of MSFT at the time of sale).

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

One-month or less expiration dates
U.S Treasury Securities, Money Market Funds, other Money Market Instruments and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

Money Market Instruments may include, without limitation, money market funds, commercial paper, certificates of deposit, repurchase agreements, banker’s acceptances and other similar short-term, highly rated instruments.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

One-month to two-year maturities

The market value of the cash, treasuries, money market funds and other money market instruments held by the Fund are expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. The combination of these investment instruments provides investment exposure to MSFT such that the notional exposure is equal to at least 100% of the Fund’s total assets. The “notional exposure” is the return on or change in value of a particular dollar amount representing the underlying investment. The notional value and market value both describe the value of a security. Notional value speaks to how much total value a security theoretically controls—for instance through options contracts. Market value, on the other hand, is the price of a security right now that can be bought or sold on an exchange or through a broker. The asset diversification tests applicable to a RIC set forth in the Internal Revenue Code focus upon the market value of the securities held at the end of each quarter of each taxable year of the Fund. Thus, even though the Fund might have a 100% exposure to AMD using notional exposure, the fair market value of the Fund’s exposure at the end of each applicable quarter is expected to be less than 25% of the fair market value of the Fund's assets and thus allow the Fund to qualify as a RIC under the asset diversification tests applicable to a RIC set forth in the Internal Revenue Code.

As a result of the Fund’s investment strategy, it may experience a high portfolio turnover rate.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).

Microsoft Corp.

Microsoft Corp. develops, licenses, and supports software, services, devices, and solutions worldwide. Microsoft Corp. is listed on the Nasdaq Global Select Market (“Nasdaq”).

 Microsoft Corp. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Microsoft Corp. pursuant to the Exchange Act can be located by reference to the SEC file number 001-37845 through the SEC’s website at www.sec.gov. In addition, information regarding Microsoft Corp. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to MSFT or other securities of Microsoft Corp. The Fund has derived all disclosures contained in this document regarding Microsoft Corp. from the publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such documents with respect to Microsoft Corp. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Microsoft Corp. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Microsoft Corp. (and therefore the price of Microsoft Corp. at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Microsoft Corp. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of MSFT.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH MICROSOFT CORP.

Due to the Funds investment strategy, the Funds investment exposure is concentrated in the same industry as that assigned to MSFT. As of the date of the Prospectus, MSFT is assigned to the technology sector and the software industry.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE HISTORY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (844) 802-4004.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(844) 802-4004
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
REX INCOMEMAX MSFT STRATEGY ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
REX INCOMEMAX MSFT STRATEGY ETF | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency.
REX INCOMEMAX MSFT STRATEGY ETF | Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Concentration Risk.  The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries, which will subject the Fund to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

REX INCOMEMAX MSFT STRATEGY ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of MSFT and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

REX INCOMEMAX MSFT STRATEGY ETF | Options Contracts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of MSFT. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain exposure to MSFT through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as rolling. If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

REX INCOMEMAX MSFT STRATEGY ETF | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

REX INCOMEMAX MSFT STRATEGY ETF | Price Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by MSFT over the Call Period. This means that if MSFT experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform MSFT over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by MSFT over each Call Period, but has full exposure to any decreases in value experienced by MSFT over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of MSFT. The degree of participation in MSFT gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of MSFT, changes in interest rates, changes in the actual or perceived volatility of MSFT and the remaining time to the options’ expiration, as well as trading conditions in the options market. Generally, options are valued taking into consideration a number of factors, including dividends paid by the underlying issuer. The market will account for projected dividends receivable in the coming weeks and months up to the options expiration date. Dividends impact the two types of options, calls and puts, in different ways. Put options tend to be more expensive since the exchange automatically drops the stock price by the amount of the dividend. Call options tend to be cheaper due to the anticipated drop in the price of the stock. Put options generally gain value as the price of the stock goes down. When the underlying stock goes ex-dividend, call options will decline and put options will increase in value as the stock price reflects the dividend to be paid. High cash dividends generally imply lower call premiums and higher put premiums. As the price of MSFT changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of MSFT. The amount of time remaining until the options contracts expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the MSFT will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by MSFT.

REX INCOMEMAX MSFT STRATEGY ETF | Distribution Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

REX INCOMEMAX MSFT STRATEGY ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

REX INCOMEMAX MSFT STRATEGY ETF | Call Writing Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Call Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of MSFT and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of MSFT will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of MSFT, or the Fund may even lose money, even if the MSFT share price has appreciated by at least that much over such period, if during any month over that period MSFT had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of MSFT and its returns will depend not only on the price of MSFT but also on the path that MSFT takes over time.

REX INCOMEMAX MSFT STRATEGY ETF | Cyber Security Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

REX INCOMEMAX MSFT STRATEGY ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

REX INCOMEMAX MSFT STRATEGY ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
REX INCOMEMAX MSFT STRATEGY ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

REX INCOMEMAX MSFT STRATEGY ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

REX INCOMEMAX MSFT STRATEGY ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

REX INCOMEMAX MSFT STRATEGY ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

REX INCOMEMAX MSFT STRATEGY ETF | Trading [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

REX INCOMEMAX MSFT STRATEGY ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

REX INCOMEMAX MSFT STRATEGY ETF | Inflation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

REX INCOMEMAX MSFT STRATEGY ETF | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with MSFT. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

REX INCOMEMAX MSFT STRATEGY ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

REX INCOMEMAX MSFT STRATEGY ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

REX INCOMEMAX MSFT STRATEGY ETF | New Adviser Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Adviser Risk. The Adviser is newly formed and has not previously managed an ETF. Accordingly, investors in the Fund bear the risk that the Adviser’s inexperience may limit its effectiveness.
REX INCOMEMAX MSFT STRATEGY ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

REX INCOMEMAX MSFT STRATEGY ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

REX INCOMEMAX MSFT STRATEGY ETF | Economic and Market Events Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

REX INCOMEMAX MSFT STRATEGY ETF | Single Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (MSFT), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

REX INCOMEMAX MSFT STRATEGY ETF | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

REX INCOMEMAX MSFT STRATEGY ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

REX INCOMEMAX MSFT STRATEGY ETF | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-Capitalization Company Risk. Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

REX INCOMEMAX MSFT STRATEGY ETF | MSFT Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

MSFT Risk. The Fund invests in options contracts that are based on the value of MSFT. This subjects the Fund to certain of the same risks as if it owned shares of MSFT, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of MSFT, the Fund may also be subject to the following risks:

REX INCOMEMAX MSFT STRATEGY ETF | Indirect Investment in MSFT Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Indirect Investment in MSFT Risk. Microsoft Corp. is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of Microsoft Corp. but will be exposed to the performance of MSFT (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

REX INCOMEMAX MSFT STRATEGY ETF | MSFT Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

MSFT Trading Risk. The trading price of MSFT may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of MSFT may be traded by short sellers which may put pressure on the supply and demand for the common stock of Microsoft Corp., further influencing volatility in its market price. Public perception and other factors outside of the control of Microsoft Corp. may additionally impact MSFT’s stock price due to Microsoft Corp. garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against Microsoft Corp. in the past. While Microsoft Corp. continues to defend such actions, any judgment against Microsoft Corp., or any future stockholder litigation could result in substantial costs and a diversion of the management of Microsoft Corp.’s attention and resources. If MSFT trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

REX INCOMEMAX MSFT STRATEGY ETF | Microsoft Corp. Performance Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Microsoft Corp. Performance Risk. Microsoft Corp. may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of MSFT to decline. Microsoft Corp. provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance Microsoft Corp. provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If Microsoft Corp.’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by Microsoft Corp. could decline significantly.

REX INCOMEMAX MSFT STRATEGY ETF | Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Technology Sector Risk. The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

REX INCOMEMAX MSFT STRATEGY ETF | REX INCOMEMAX MSFT STRATEGY ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MAXM
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%	[19]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[20]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 315
REX INCOMEMAX MSTR STRATEGY ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – REX IncomeMax MSTR Strategy ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	REX IncomeMax MSTR Strategy ETF’s (the “Fund”) primary investment objective is to seek current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of MicroStrategy Inc. (“MSTR”), subject to a limit on potential investment gains.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the Fund’s initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for exposure to the share price (i.e., the price returns) of the common stock of MSTR, subject to a limit on potential investment gains. The Fund, under normal circumstances, invests in put and call options contracts that provide exposure to MSTR equal to at least 80% of its net assets (plus the amount any borrowings for investment purposes). The Fund will seek to employ its investment strategy as it relates to MSTR regardless of whether there are periods adverse market, economic, or other conditions. While solely maintaining exposure to the underlying issuer, the Fund will use derivatives to generate income in addition to seeking exposure to the underlying issuer, as such, over time, the Fund’s performance is expected to differ from the underlying issuer’s performance. Premium income generated from the Fund’s derivatives investments will be invested in U.S. Treasury Securities and other money market instruments. As further described below, the Fund uses a synthetic covered call strategy to provide income and exposure to the share price returns of MSTR, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. The Fund’s options contracts provide:

●	Synthetic long exposure to the share price returns of MSTR,
●	current income from the MSTR covered call option premiums, and
●	a limit on the Fund’s participation in gains, if any, of the share price returns of MSTR.

The Fund receives premiums from MSTR call option contracts sold. In selling call option contracts, the Fund sells an option in exchange for a premium (i.e., income). Therefore, these premiums generate income for the Fund.

For more information, see sections “The Fund’s Use of MSTR Option Contracts and Synthetic Covered Call Strategy” below.

The Fund’s investment adviser is REX Advisers, LLC (the “Adviser”) and the investment sub-adviser is Vident Asset Management (the “Sub-Adviser”).

Why invest in the Fund?

●	The Fund seeks to participate in a portion of the gains experienced by MSTR.
●	The Fund seeks to generate monthly income with its MSTR covered call options strategy.

That is, although the Fund may not fully participate in gains in MSTR’s stock price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in MSTR

●	The Fund’s strategy is subject to all potential losses if MSTR shares decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in MSTR.
●	The Fund’s strategy of selling MSTR call options will limit potential gains if MSTR shares increase in price above the strike price of the MSTR call option the Fund sold.

Additional information regarding MSTR is also set forth below.

The Fund’s Use of MSTR Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund will purchase and sell a combination of standardized exchange-traded and/or Flexible Exchange® (FLEX) call and put option contracts that are based on the value of the price returns of MSTR, which is explained in more detail below.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of MSTR) at a specified price (the strike price).
●	The seller of an option contract obligates the holder to deliver shares (for a sold or short call) or buy shares (for a sold or short put) of the underlying asset at a specified price (the strike price).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Fund’s Exchange Traded Options Portfolio”.

The Fund’s options contracts are based on the value of MSTR, which gives the Fund the right or obligation to receive or deliver shares of MSTR on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract. The Fund’s investment adviser will “cash settle” its options contracts and the Fund does not expect to receive or deliver shares of the underlying stock.

The Fund expects to participate in all the underlying stock price return losses over the duration of the options contracts (e.g., if the underlying stock decreases in value by 5%, the Fund should be expected to decrease in value by approximately 5%, before Fund fees and expenses) beyond the income received from the sold call option contract premiums.

If the price of the underlying stock is near or has exceeded the strike price of a Funds sold call option contracts when an investor purchases Shares, such investor may have little to no upside potential remaining until the current short calls are replaced by a new set of short call, as well as remain vulnerable to significant downside risk, including the loss of their entire investment.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund will implement a synthetic covered call strategy using the standardized exchange-traded and/or FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments. As further described herein, the Fund pursues a strategy to provide income and to provide synthetic exposure to the share price of the MSTR. In doing so, the Fund invests in a combination of put and call options.

The Fund’s synthetic covered call strategy consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to MSTR, which allows the Fund to seek to participate in the changes, up or down, in the price of MSTR’s stock. As described in more detail below, the Fund will seek to provide synthetic long exposure to MSTR through the use of call options and put options.
●	Covered call writing (where MSTR call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, money market funds and other money market instruments, which are used for collateral for the options which also generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to MSTR, the Fund will buy MSTR call options and, simultaneously, sell MSTR put options to try to replicate the price movements of MSTR. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to one-year terms and strike prices that are approximately equal to the then-current share price of MSTR at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with investment exposure equal to approximately 100% of MSTR for the duration of the applicable options exposure.

2.	Synthetic Covered Call Writing

As part of its strategy, the Fund will write (sell) call option contracts on MSTR to generate income. Since the Fund does not directly own MSTR, these written call options will be sold short (i.e., selling a position it does not currently own). The call options written (sold) by the Fund will generally have an expiration of one month or less (the Call Period) and a strike price that is approximately 5%-15% above the then-current MSTR share price at the time of such sales.

It is important to note that the sale of the MSTR call option contracts will limit the Fund’s participation in the appreciation in MSTR’s stock price. If the stock price of MSTR increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if MSTR’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to MSTR and the sold (short) MSTR call positions) will limit the Fund’s participation in gains in the MSTR stock price beyond a certain point.

3.	U.S. Treasuries, money market funds and other money market instruments

The Fund will hold short-term U.S. Treasury securities, money market funds and other money market instruments as collateral in connection with the Fund’s synthetic covered call strategy. In addition, any remaining cash in the portfolio can be invested in additional Treasuries, money market funds or other money market instruments which could add additional income to the Fund.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on MSTR as described above. The income, in the form of option premiums received from such option sales, will be primarily influenced by the volatility of MSTR stock, although other factors, including interest rates, will also impact the level of income.
●	Investing in short-term U.S. Treasury securities, money market funds and other money market instruments. The income generated by these securities will be influenced by interest rates at the time of investment.

Fund’s Return Profile VS MSTR

For the reasons stated above, the Fund’s performance will differ from that of MSTR’s stock price. The performance differences will depend on, among other things, the price of MSTR, changes in the price of the MSTR options contracts the Fund has purchased and sold, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

REX IncomeMax MSTR Strategy ETF Principal Holdings
Portfolio Holdings (All options are based on the value of MSTR)	Investment Terms	Expected Target Maturity
Purchased call option contracts

at-the-money (i.e., the strike price is equal to the then-current share price of MSTR at the time of purchase) to provide exposure to positive price returns of MSTR.

If the stock of MSTR increases, these options will generate corresponding increases to the Fund.

One-month to one-year expiration dates
Sold put option contracts

at-the-money (i.e., the strike price is equal to the then-current share price of MSTR at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by MSTR.

One-month to one-year expiration dates
Sold (short) call option contracts

out-of-the-money (i.e., the strike price is approximately 5%-15% more than the then-current share price of MSTR at the time of sale).

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

One-month or less expiration dates
U.S Treasury Securities, Money Market Funds, other Money Market Instruments and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

Money Market Instruments may include, without limitation, money market funds, commercial paper, certificates of deposit, repurchase agreements, banker’s acceptances and other similar short-term, highly rated instruments.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

One-month to two-year maturities

The market value of the cash, treasuries, money market funds and other money market instruments held by the Fund are expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. The combination of these investment instruments provides investment exposure to MSTR such that the notional exposure is equal to at least 100% of the Fund’s total assets. The “notional exposure” is the return on or change in value of a particular dollar amount representing the underlying investment. The notional value and market value both describe the value of a security. Notional value speaks to how much total value a security theoretically controls—for instance through options contracts. Market value, on the other hand, is the price of a security right now that can be bought or sold on an exchange or through a broker. The asset diversification tests applicable to a RIC set forth in the Internal Revenue Code focus upon the market value of the securities held at the end of each quarter of each taxable year of the Fund. Thus, even though the Fund might have a 100% exposure to AMD using notional exposure, the fair market value of the Fund’s exposure at the end of each applicable quarter is expected to be less than 25% of the fair market value of the Fund's assets and thus allow the Fund to qualify as a RIC under the asset diversification tests applicable to a RIC set forth in the Internal Revenue Code.

As a result of the Fund’s investment strategy, it may experience a high portfolio turnover rate.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).

MicroStrategy Inc.

MicroStrategy Inc. provides business intelligence, mobile software, and cloud-based services. MicroStrategy Inc. is listed on the Nasdaq Global Select Market (“Nasdaq”).

 MicroStrategy Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by MicroStrategy Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 000-24435 through the SEC’s website at www.sec.gov. In addition, information regarding MicroStrategy Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to MSTR or other securities of MicroStrategy Inc. The Fund has derived all disclosures contained in this document regarding MicroStrategy Inc. from the publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such documents with respect to MicroStrategy Inc. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding MicroStrategy Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of MicroStrategy Inc. (and therefore the price of MicroStrategy Inc. at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning MicroStrategy Inc. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of MSTR.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH MICROSTRATEGY INC.

Due to the Funds investment strategy, the Funds investment exposure is concentrated in the same industry as that assigned to MSTR. As of the date of the Prospectus, MSTR is assigned to the software industry.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE HISTORY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (844) 802-4004.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year of performance history
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(844) 802-4004
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
REX INCOMEMAX MSTR STRATEGY ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
REX INCOMEMAX MSTR STRATEGY ETF | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency.
REX INCOMEMAX MSTR STRATEGY ETF | Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Concentration Risk.  The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries, which will subject the Fund to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

REX INCOMEMAX MSTR STRATEGY ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of MSTR and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

REX INCOMEMAX MSTR STRATEGY ETF | Options Contracts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of MSTR. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain exposure to MSTR through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as rolling. If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

REX INCOMEMAX MSTR STRATEGY ETF | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

REX INCOMEMAX MSTR STRATEGY ETF | Price Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by MSTR over the Call Period. This means that if MSTR experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform MSTR over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by MSTR over each Call Period, but has full exposure to any decreases in value experienced by MSTR over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of MSTR. The degree of participation in MSTR gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of MSTR, changes in interest rates, changes in the actual or perceived volatility of MSTR and the remaining time to the options' expiration, as well as trading conditions in the options market. Generally, options are valued taking into consideration a number of factors, including dividends paid by the underlying issuer. The market will account for projected dividends receivable in the coming weeks and months up to the options expiration date. Dividends impact the two types of options, calls and puts, in different ways. Put options tend to be more expensive since the exchange automatically drops the stock price by the amount of the dividend. Call options tend to be cheaper due to the anticipated drop in the price of the stock. Put options generally gain value as the price of the stock goes down. When the underlying stock goes ex-dividend, call options will decline and put options will increase in value as the stock price reflects the dividend to be paid. High cash dividends generally imply lower call premiums and higher put premiums. As the price of MSTR changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of MSTR. The amount of time remaining until the options contracts expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the MSTR will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by MSTR.

REX INCOMEMAX MSTR STRATEGY ETF | Distribution Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

REX INCOMEMAX MSTR STRATEGY ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

REX INCOMEMAX MSTR STRATEGY ETF | Call Writing Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Call Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of MSTR and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of MSTR will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of MSTR, or the Fund may even lose money, even if the MSTR share price has appreciated by at least that much over such period, if during any month over that period MSTR had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of MSTR and its returns will depend not only on the price of MSTR but also on the path that MSTR takes over time.

REX INCOMEMAX MSTR STRATEGY ETF | Cyber Security Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

REX INCOMEMAX MSTR STRATEGY ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

REX INCOMEMAX MSTR STRATEGY ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
REX INCOMEMAX MSTR STRATEGY ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

REX INCOMEMAX MSTR STRATEGY ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

REX INCOMEMAX MSTR STRATEGY ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

REX INCOMEMAX MSTR STRATEGY ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

REX INCOMEMAX MSTR STRATEGY ETF | Trading [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

REX INCOMEMAX MSTR STRATEGY ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

REX INCOMEMAX MSTR STRATEGY ETF | Inflation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

REX INCOMEMAX MSTR STRATEGY ETF | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with MSTR. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

REX INCOMEMAX MSTR STRATEGY ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

REX INCOMEMAX MSTR STRATEGY ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

REX INCOMEMAX MSTR STRATEGY ETF | New Adviser Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Adviser Risk. The Adviser is newly formed and has not previously managed an ETF. Accordingly, investors in the Fund bear the risk that the Adviser’s inexperience may limit its effectiveness.
REX INCOMEMAX MSTR STRATEGY ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

REX INCOMEMAX MSTR STRATEGY ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

REX INCOMEMAX MSTR STRATEGY ETF | Economic and Market Events Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

REX INCOMEMAX MSTR STRATEGY ETF | Single Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (MSTR), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

REX INCOMEMAX MSTR STRATEGY ETF | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

REX INCOMEMAX MSTR STRATEGY ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

REX INCOMEMAX MSTR STRATEGY ETF | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-Capitalization Company Risk. Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

REX INCOMEMAX MSTR STRATEGY ETF | MSTR Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

MSTR Risk. The Fund invests in options contracts that are based on the value of MSTR. This subjects the Fund to certain of the same risks as if it owned shares of MSTR, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of MSTR, the Fund may also be subject to the following risks:

REX INCOMEMAX MSTR STRATEGY ETF | Indirect Investment in MSTR Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Indirect Investment in MSTR Risk. MicroStrategy Inc. is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of MicroStrategy Inc. but will be exposed to the performance of MSTR (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

REX INCOMEMAX MSTR STRATEGY ETF | MSTR Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

MSTR Trading Risk. The trading price of MSTR may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of MSTR may be traded by short sellers which may put pressure on the supply and demand for the common stock of MicroStrategy Inc., further influencing volatility in its market price. Public perception and other factors outside of the control of MicroStrategy Inc. may additionally impact MSTR’s stock price due to MicroStrategy Inc. garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against MicroStrategy Inc. in the past. While MicroStrategy Inc. continues to defend such actions, any judgment against MicroStrategy Inc., or any future stockholder litigation could result in substantial costs and a diversion of the management of MicroStrategy Inc.’s attention and resources. If MSTR trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

REX INCOMEMAX MSTR STRATEGY ETF | MicroStrategy Inc. Performance Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

MicroStrategy Inc. Performance Risk. MicroStrategy Inc. may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of MSTR to decline. MicroStrategy Inc. provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance MicroStrategy Inc. provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If MicroStrategy Inc.’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by MicroStrategy Inc. could decline significantly.

REX INCOMEMAX MSTR STRATEGY ETF | Computer Technology Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Computer Technology Company Risk. The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the technology industry. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and competition, both domestically and internationally, including competition from competitors with lower production costs. In addition, many information technology companies have limited product lines, markets, financial resources or personnel. The prices of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile and less liquid than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology industry may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

REX INCOMEMAX MSTR STRATEGY ETF | REX INCOMEMAX MSTR STRATEGY ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMST
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%	[21]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[22]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 315
REX INCOMEMAX PYPL STRATEGY ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – REX IncomeMax PYPL Strategy ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	REX IncomeMax PYPL Strategy ETF’s (the “Fund”) primary investment objective is to seek current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of PayPal Holdings, Inc. (“PYPL”), subject to a limit on potential investment gains.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the Fund’s initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for exposure to the share price (i.e., the price returns) of the common stock of PYPL, subject to a limit on potential investment gains. The Fund, under normal circumstances, invests in pout and call options contracts that provide exposure to PYPL equal to at least 80% of its net assets (plus the amount any borrowings for investment purposes). The Fund will seek to employ its investment strategy as it relates to PYPL regardless of whether there are periods adverse market, economic, or other conditions. While solely maintaining exposure to the underlying issuer, the Fund will use derivatives to generate income in addition to seeking exposure to the underlying issuer, as such, over time, the Fund’s performance is expected to differ from the underlying issuer’s performance. Premium income generated from the Fund’s derivatives investments will be invested in U.S. Treasury Securities and other money market instruments. As further described below, the Fund uses a synthetic covered call strategy to provide income and exposure to the share price returns of PYPL, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. The Fund’s options contracts provide:

●	synthetic long exposure to the share price returns of PYPL,
●	current income from PYPL covered call option premiums, and
●	a limit on the Fund’s participation in gains, if any, of the share price returns of PYPL.

The Fund receives premiums from PYPL call option contracts sold. In selling call option contracts, the Fund sells an option in exchange for a premium (i.e., income). Therefore, these premiums generate income for the Fund.

For more information, see sections “The Fund’s Use of PYPL Option Contracts and Synthetic Covered Call Strategy” below.

The Fund’s investment adviser is REX Advisers, LLC (the “Adviser”) and the investment sub-adviser is Vident Asset Management (the “Sub-Adviser”).

Why invest in the Fund?

●	The Fund seeks to participate in a portion of the gains experienced by PYPL.
●	The Fund seeks to generate monthly income with its PYPL covered call options strategy .

That is, although the Fund may not fully participate in gains in PYPL’s stock price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in PYPL

●	The Fund’s strategy is subject to all potential losses if PYPL shares decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in PYPL.
●	The Fund’s strategy of selling PYPL call options will limit potential gains if PYPL shares increase in price above the strike price of the PYPL call option the Fund sold.

Additional information regarding PYPL is also set forth below.

The Fund’s Use of PYPL Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund will purchase and sell a combination of standardized exchange-traded and/or FLexible EXchange® (FLEX) call and put option contracts that are based on the value of the price returns of PYPL, which is explained in more detail below.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of PYPL) at a specified price (the strike price).
●	The seller of an option contract obligates the holder to deliver shares (for a sold or short call) or buy shares (for a sold or short put) of the underlying asset at a specified price (the strike price).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Fund’s Exchange Traded Options Portfolio”.

The Fund’s options contracts are based on the value of PYPL, which gives the Fund the right or obligation to receive or deliver shares of PYPL on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract. The Fund’s investment adviser will “cash settle” its options contracts and the Fund does not expect to receive or deliver shares of the underlying stock.

The Fund expects to participate in all the underlying stock price return losses over the duration of the options contracts (e.g., if the underlying stock decreases in value by 5%, the Fund should be expected to decrease in value by approximately 5%, before Fund fees and expenses) beyond the income received from the sold call option contract premiums.

If the price of the underlying stock is near or has exceeded the strike price of a Funds sold call option contracts when an investor purchases Shares, such investor may have little to no upside potential remaining until the current short calls are replaced by a new set of short call, as well as remain vulnerable to significant downside risk, including the loss of their entire investment.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund will implement a synthetic covered call strategy using the standardized exchange-traded and/or FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments. As further described herein, the Fund pursues a strategy to provide income and to provide synthetic exposure to the share price of the PYPL. In doing so, the Fund invests in a combination of put and call options.

The Fund’s synthetic covered call strategy consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to PYPL, which allows the Fund to seek to participate in the changes, up or down, in the price of PYPL’s stock. As described in more detail below, the Fund will seek to provide synthetic long exposure to PYPL through the use of call options and put options.
●	Covered call writing (where PYPL call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, money market funds and other money market instruments, which are used for collateral for the options which also generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to PYPL, the Fund will buy PYPL call options and, simultaneously, sell PYPL put options to try to replicate the price movements of PYPL. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to one-year terms and strike prices that are approximately equal to the then-current share price of PYPL at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with investment exposure equal to approximately 100% of PYPL for the duration of the applicable options exposure.

2.	Synthetic Covered Call Writing

As part of its strategy, the Fund will write (sell) call option contracts on PYPL to generate income. Since the Fund does not directly own PYPL, these written call options will be sold short (i.e., selling a position it does not currently own). The call options written (sold) by the Fund will generally have an expiration of one month or less (the Call Period) and a strike price that is approximately 5%-15% above the then-current PYPL share price at the time of such sales.

It is important to note that the sale of the PYPL call option contracts will limit the Fund’s participation in the appreciation in PYPL’s stock price. If the stock price of PYPL increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if PYPL’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to PYPL and the sold (short) PYPL call positions) will limit the Fund’s participation in gains in the PYPL stock price beyond a certain point.

3.	U.S. Treasuries, money market funds and other money market instruments

The Fund will hold short-term U.S. Treasury securities, money market funds and other money market instruments as collateral in connection with the Fund’s synthetic covered call strategy. In addition, any remaining cash in the portfolio can be invested in additional Treasuries, money market funds or other money market instruments which could add additional income to the Fund.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on PYPL as described above. The income, in the form of option premiums received from such option sales, will be primarily influenced by the volatility of PYPL stock, although other factors, including interest rates, will also impact the level of income.
●	Investing in short-term U.S. Treasury securities, money market funds and other money market instruments. The income generated by these securities will be influenced by interest rates at the time of investment.

Fund’s Return Profile VS PYPL

For the reasons stated above, the Fund’s performance will differ from that of PYPL’s stock price. The performance differences will depend on, among other things, the price of PYPL, changes in the price of the PYPL options contracts the Fund has purchased and sold, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

REX IncomeMax PYPL Strategy ETF Principal Holdings
Portfolio Holdings (All options are based on the value of PYPL)	Investment Terms	Expected Target Maturity
Purchased call option contracts

at-the-money (i.e., the strike price is equal to the then-current share price of PYPL at the time of purchase) to provide exposure to positive price returns of PYPL.

If the stock of PYPL increases, these options will generate corresponding increases to the Fund.

One-month to one-year expiration dates
Sold put option contracts

at-the-money (i.e., the strike price is equal to the then-current share price of PYPL at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by PYPL.

One-month to one-year expiration dates
Sold (short) call option contracts

out-of-the-money (i.e., the strike price is approximately 5%-15% more than the then-current share price of PYPL at the time of sale).

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

One-month or less expiration dates
U.S Treasury Securities, Money Market Funds, other Money Market Instruments and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

Money Market Instruments may include, without limitation, money market funds, commercial paper, certificates of deposit, repurchase agreements, banker’s acceptances and other similar short-term, highly rated instruments.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

One-month to two-year maturities

The market value of the cash, treasuries, money market funds and other money market instruments held by the Fund are expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. The combination of these investment instruments provides investment exposure to PYPL such that the notional exposure is equal to at least 100% of the Fund’s total assets. The “notional exposure” is the return on or change in value of a particular dollar amount representing the underlying investment. The notional value and market value both describe the value of a security. Notional value speaks to how much total value a security theoretically controls—for instance through options contracts. Market value, on the other hand, is the price of a security right now that can be bought or sold on an exchange or through a broker. The asset diversification tests applicable to a RIC set forth in the Internal Revenue Code focus upon the market value of the securities held at the end of each quarter of each taxable year of the Fund. Thus, even though the Fund might have a 100% exposure to AMD using notional exposure, the fair market value of the Fund’s exposure at the end of each applicable quarter is expected to be less than 25% of the fair market value of the Fund's assets and thus allow the Fund to qualify as a RIC under the asset diversification tests applicable to a RIC set forth in the Internal Revenue Code.

As a result of the Fund’s investment strategy, it may experience a high portfolio turnover rate.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).

PayPal Holdings, Inc.

PayPal Holdings, Inc. is an American multinational financial technology company operating an online payments system in the majority of countries that support online money transfers, and serves as an electronic alternative to traditional paper methods such as checks and money orders. PayPal Holdings, Inc. is listed on the Nasdaq Global Select Market (“Nasdaq”).

PayPal Holdings, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by PayPal Holdings, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-36859 through the SEC’s website at www.sec.gov. In addition, information regarding PayPal Holdings, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to PYPL or other securities of PayPal Holdings, Inc. The Fund has derived all disclosures contained in this document regarding PayPal Holdings, Inc. from the publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such documents with respect to PayPal Holdings, Inc. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding PayPal Holdings, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of PayPal Holdings, Inc. (and therefore the price of PayPal Holdings, Inc. at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning PayPal Holdings, Inc. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of PYPL.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH PAYPAL HOLDINGS, INC.

Due to the Funds investment strategy, the Funds investment exposure is concentrated in the same industry as that assigned to PYPL. As of the date of the Prospectus, PYPL is assigned to the financial services industry.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE HISTORY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (844) 802-4004.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(844) 802-4004
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
REX INCOMEMAX PYPL STRATEGY ETF | Risk Lose Money [Member]
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Risk [Text Block]	rr_RiskTextBlock	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
REX INCOMEMAX PYPL STRATEGY ETF | Risk Not Insured [Member]
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Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency.
REX INCOMEMAX PYPL STRATEGY ETF | Concentration Risk [Member]
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Concentration Risk.  The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries, which will subject the Fund to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

REX INCOMEMAX PYPL STRATEGY ETF | Derivatives Risk [Member]
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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of PYPL and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

REX INCOMEMAX PYPL STRATEGY ETF | Options Contracts [Member]
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Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of PYPL. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain exposure to PYPL through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as rolling. If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

REX INCOMEMAX PYPL STRATEGY ETF | Counterparty Risk [Member]
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Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

REX INCOMEMAX PYPL STRATEGY ETF | Price Participation Risk [Member]
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Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by PYPL over the Call Period. This means that if PYPL experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform PYPL over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by PYPL over each Call Period, but has full exposure to any decreases in value experienced by PYPL over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of PYPL. The degree of participation in PYPL gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of PYPL, changes in interest rates, changes in the actual or perceived volatility of PYPL and the remaining time to the options' expiration, as well as trading conditions in the options market. Generally, options are valued taking into consideration a number of factors, including dividends paid by the underlying issuer. The market will account for projected dividends receivable in the coming weeks and months up to the options expiration date. Dividends impact the two types of options, calls and puts, in different ways. Put options tend to be more expensive since the exchange automatically drops the stock price by the amount of the dividend. Call options tend to be cheaper due to the anticipated drop in the price of the stock. Put options generally gain value as the price of the stock goes down. When the underlying stock goes ex-dividend, call options will decline and put options will increase in value as the stock price reflects the dividend to be paid. High cash dividends generally imply lower call premiums and higher put premiums. As the price of PYPL changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of PYPL. The amount of time remaining until the options contracts expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the PYPL will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by PYPL.

REX INCOMEMAX PYPL STRATEGY ETF | Distribution Risk [Member]
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Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

REX INCOMEMAX PYPL STRATEGY ETF | NAV Erosion Risk Due to Distributions [Member]
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NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

REX INCOMEMAX PYPL STRATEGY ETF | Call Writing Strategy Risk [Member]
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Call Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of PYPL and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of PYPL will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of PYPL, or the Fund may even lose money, even if the PYPL share price has appreciated by at least that much over such period, if during any month over that period PYPL had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of PYPL and its returns will depend not only on the price of PYPL but also on the path that PYPL takes over time.

REX INCOMEMAX PYPL STRATEGY ETF | Cyber Security Risk [Member]
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Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

REX INCOMEMAX PYPL STRATEGY ETF | Fixed Income Securities Risk [Member]
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Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

REX INCOMEMAX PYPL STRATEGY ETF | ETF Risks [Member]
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Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
REX INCOMEMAX PYPL STRATEGY ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
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●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

REX INCOMEMAX PYPL STRATEGY ETF | Cash Redemption Risk [Member]
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●	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

REX INCOMEMAX PYPL STRATEGY ETF | Costs of Buying or Selling Shares [Member]
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●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

REX INCOMEMAX PYPL STRATEGY ETF | Shares May Trade at Prices Other Than NAV [Member]
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●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

REX INCOMEMAX PYPL STRATEGY ETF | Trading [Member]
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●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

REX INCOMEMAX PYPL STRATEGY ETF | High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

REX INCOMEMAX PYPL STRATEGY ETF | Inflation Risk [Member]
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Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

REX INCOMEMAX PYPL STRATEGY ETF | Liquidity Risk [Member]
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Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with PYPL. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

REX INCOMEMAX PYPL STRATEGY ETF | Money Market Instrument Risk [Member]
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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

REX INCOMEMAX PYPL STRATEGY ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

REX INCOMEMAX PYPL STRATEGY ETF | New Adviser Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	New Adviser Risk. The Adviser is newly formed and has not previously managed an ETF. Accordingly, investors in the Fund bear the risk that the Adviser’s inexperience may limit its effectiveness.
REX INCOMEMAX PYPL STRATEGY ETF | Risk Nondiversified Status [Member]
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Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

REX INCOMEMAX PYPL STRATEGY ETF | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

REX INCOMEMAX PYPL STRATEGY ETF | Economic and Market Events Risk [Member]
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Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

REX INCOMEMAX PYPL STRATEGY ETF | Single Issuer Risk [Member]
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Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (PYPL), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

REX INCOMEMAX PYPL STRATEGY ETF | Tax Risk [Member]
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Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

REX INCOMEMAX PYPL STRATEGY ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
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U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

REX INCOMEMAX PYPL STRATEGY ETF | Large-Capitalization Company Risk [Member]
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Large-Capitalization Company Risk. Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

REX INCOMEMAX PYPL STRATEGY ETF | PYPL Risk [Member]
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PYPL Risk. The Fund invests in options contracts that are based on the value of PYPL. This subjects the Fund to certain of the same risks as if it owned shares of PYPL, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of PYPL, the Fund may also be subject to the following risks:

REX INCOMEMAX PYPL STRATEGY ETF | Indirect Investment in PYPL Risk [Member]
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Indirect Investment in PYPL Risk. PayPal Holdings, Inc. is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of PayPal Holdings, Inc. but will be exposed to the performance of PYPL (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

REX INCOMEMAX PYPL STRATEGY ETF | PYPL Trading Risk [Member]
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PYPL Trading Risk. The trading price of PYPL may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of PYPL may be traded by short sellers which may put pressure on the supply and demand for the common stock of PayPal Holdings, Inc., further influencing volatility in its market price. Public perception and other factors outside of the control of PayPal Holdings, Inc. may additionally impact PYPL’s stock price due to PayPal Holdings, Inc. garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against PayPal Holdings, Inc. in the past. While PayPal Holdings, Inc. continues to defend such actions, any judgment against PayPal Holdings, Inc., or any future stockholder litigation could result in substantial costs and a diversion of the management of PayPal Holdings, Inc.’s attention and resources. If PYPL trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

REX INCOMEMAX PYPL STRATEGY ETF | PayPal Holdings, Inc. Performance Risk [Member]
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PayPal Holdings, Inc. Performance Risk. PayPal Holdings, Inc. may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of PYPL to decline. PayPal Holdings, Inc. provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance PayPal Holdings, Inc. provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If PayPal Holdings, Inc.’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by PayPal Holdings, Inc. could decline significantly.

REX INCOMEMAX PYPL STRATEGY ETF | Financials Sector Risk [Member]
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Financials Sector Risk. Performance of companies in the financials sector may be materially impacted by many factors, including but not limited to, government regulations, economic conditions, credit rating downgrades, changes in interest rates and decreased liquidity in credit markets. Profitability of these companies is largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector. These companies are also subject to substantial government regulation and intervention, which may adversely impact the scope of their activities, the prices they can charge, the amount of capital they must maintain, and potentially, their size. Government regulation may change frequently and may have significant adverse consequences for financial companies, including effects that are not intended by such regulation. The impact of more stringent capital requirements, or recent or future regulation in various countries on any individual financial company or of the financials sector as a whole, cannot be predicted. The financials sector is also a target for cyber attacks and may experience technology malfunctions and disruptions, which have occurred more frequently in recent years.

REX INCOMEMAX PYPL STRATEGY ETF | Information Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Information Technology Sector Risk.  The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and competition, both domestically and internationally, including competition from competitors with lower production costs. In addition, many information technology companies have limited product lines, markets, financial resources or personnel. The prices of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile and less liquid than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

REX INCOMEMAX PYPL STRATEGY ETF | REX INCOMEMAX PYPL STRATEGY ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MAXP
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%	[23]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[24]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 315
REX INCOMEMAX SLV STRATEGY ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – REX IncomeMax SLV Strategy ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	REX IncomeMax SLV Strategy ETF’s (the “Fund”) primary investment objective is to seek current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of iShares Silver Trust (“SLV”), subject to a limit on potential investment gains.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the Fund’s initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for exposure to the share price (i.e., the price returns) of the common stock of SLV, subject to a limit on potential investment gains. The Fund, under normal circumstances, invests in put and call options contracts that provide exposure to SLV equal to at least 80% of its net assets (plus the amount any borrowings for investment purposes). The Fund will seek to employ its investment strategy as it relates to SLV regardless of whether there are periods adverse market, economic, or other conditions. While solely maintaining exposure to the underlying issuer, the Fund will use derivatives to generate income in addition to seeking exposure to the underlying issuer, as such, over time, the Fund’s performance is expected to differ from the underlying issuer’s performance. Premium income generated from the Fund’s derivatives investments will be invested in U.S. Treasury Securities and other money market instruments. As further described below, the Fund uses a synthetic covered call strategy to provide income and exposure to the share price returns of SLV, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. The Fund’s options contracts provide:

●	Synthetic long exposure to the share price returns of SLV,
●	current income from the SLV covered call option premiums, and
●	a limit on the Fund’s participation in gains, if any, of the share price returns of SLV.

The Fund receives premiums from SLV call option contracts sold. In selling call option contracts, the Fund sells an option in exchange for a premium (i.e., income). Therefore, these premiums generate income for the Fund.

For more information, see sections “The Fund’s Use of SLV Option Contracts and Synthetic Covered Call Strategy” below.

The Fund’s investment adviser is REX Advisers, LLC (the “Adviser”) and the investment sub-adviser is Vident Asset Management (the “Sub-Adviser”).

Why invest in the Fund?

●	The Fund seeks to participate in a portion of the gains experienced by SLV.
●	The Fund seeks to generate monthly income with its SLV covered call options strategy.

That is, although the Fund may not fully participate in gains in SLV’s stock price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in SLV

●	The Fund’s strategy is subject to all potential losses if SLV shares decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in SLV.
●	The Fund’s strategy of selling SLV call options will limit potential gains if SLV shares increase in price above the strike price of the SLV call option the Fund sold.

Additional information regarding SLV is also set forth below.

The Fund’s Use of SLV Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund will purchase and sell a combination of standardized exchange-traded and/or Flexible Exchange® (FLEX) call and put option contracts that are based on the value of the price returns of SLV, which is explained in more detail below.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of SLV) at a specified price (the strike price).
●	The seller of an option contract obligates the holder to deliver shares (for a sold or short call) or buy shares (for a sold or short put) of the underlying asset at a specified price (the strike price).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Fund’s Exchange Traded Options Portfolio”.

The Fund’s options contracts are based on the value of SLV, which gives the Fund the right or obligation to receive or deliver shares of SLV on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract. The Fund’s investment adviser will “cash settle” its options contracts and the Fund does not expect to receive or deliver shares of the underlying stock.

The Fund expects to participate in all the underlying stock price return losses over the duration of the options contracts (e.g., if the underlying stock decreases in value by 5%, the Fund should be expected to decrease in value by approximately 5%, before Fund fees and expenses) beyond the income received from the sold call option contract premiums.

If the price of the underlying stock is near or has exceeded the strike price of a Funds sold call option contracts when an investor purchases Shares, such investor may have little to no upside potential remaining until the current short calls are replaced by a new set of short call, as well as remain vulnerable to significant downside risk, including the loss of their entire investment.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund will implement a synthetic covered call strategy using the standardized exchange-traded and/or FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments. As further described herein, the Fund pursues a strategy to provide income and to provide synthetic exposure to the share price of the SLV. In doing so, the Fund invests in a combination of put and call options.

The Fund’s synthetic covered call strategy consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to SLV, which allows the Fund to seek to participate in the changes, up or down, in the price of SLV’s stock. As described in more detail below, the Fund will seek to provide synthetic long exposure to SLV through the use of call options and put options.
●	Covered call writing (where SLV call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, money market funds and other money market instruments, which are used for collateral for the options which also generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to SLV, the Fund will buy SLV call options and, simultaneously, sell SLV put options to try to replicate the price movements of SLV. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to one-year terms and strike prices that are approximately equal to the then-current share price of SLV at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with investment exposure equal to approximately 100% of SLV for the duration of the applicable options exposure.

2.	Synthetic Covered Call Writing

As part of its strategy, the Fund will write (sell) call option contracts on SLV to generate income. Since the Fund does not directly own SLV, these written call options will be sold short (i.e., selling a position it does not currently own). The call options written (sold) by the Fund will generally have an expiration of one month or less (the Call Period) and a strike price that is approximately 5%-15% above the then-current SLV share price at the time of such sales.

It is important to note that the sale of the SLV call option contracts will limit the Fund’s participation in the appreciation in SLV’s stock price. If the stock price of SLV increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if SLV’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to SLV and the sold (short) SLV call positions) will limit the Fund’s participation in gains in the SLV stock price beyond a certain point.

3.	U.S. Treasuries, money market funds and other money market instruments

The Fund will hold short-term U.S. Treasury securities, money market funds and other money market instruments as collateral in connection with the Fund’s synthetic covered call strategy. In addition, any remaining cash in the portfolio can be invested in additional Treasuries, money market funds or other money market instruments which could add additional income to the Fund.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on SLV as described above. The income, in the form of option premiums received from such option sales, will be primarily influenced by the volatility of SLV stock, although other factors, including interest rates, will also impact the level of income.
●	Investing in short-term U.S. Treasury securities, money market funds and other money market instruments. The income generated by these securities will be influenced by interest rates at the time of investment.

Fund’s Return Profile VS SLV

For the reasons stated above, the Fund’s performance will differ from that of SLV’s stock price. The performance differences will depend on, among other things, the price of SLV, changes in the price of the SLV options contracts the Fund has purchased and sold, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

REX IncomeMax SLV Strategy ETF Principal Holdings
Portfolio Holdings (All options are based on the value of SLV)	Investment Terms	Expected Target Maturity
Purchased call option contracts

at-the-money (i.e., the strike price is equal to the then-current share price of SLV at the time of purchase) to provide exposure to positive price returns of SLV.

If the stock of SLV increases, these options will generate corresponding increases to the Fund.

One-month to one-year expiration dates
Sold put option contracts

at-the-money (i.e., the strike price is equal to the then-current share price of SLV at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by SLV.

One-month to one-year expiration dates
Sold (short) call option contracts

out-of-the-money (i.e., the strike price is approximately 5%-15% more than the then-current share price of SLV at the time of sale).

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

One-month or less expiration dates
U.S Treasury Securities, Money Market Funds, other Money Market Instruments and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

Money Market Instruments may include, without limitation, money market funds, commercial paper, certificates of deposit, repurchase agreements, banker’s acceptances and other similar short-term, highly rated instruments.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

One-month to two-year maturities

The market value of the cash, treasuries, money market funds and other money market instruments held by the Fund are expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. The combination of these investment instruments provides investment exposure to SLV such that the notional exposure is equal to at least 100% of the Fund’s total assets. The “notional exposure” is the return on or change in value of a particular dollar amount representing the underlying investment. The notional value and market value both describe the value of a security. Notional value speaks to how much total value a security theoretically controls—for instance through options contracts. Market value, on the other hand, is the price of a security right now that can be bought or sold on an exchange or through a broker. The asset diversification tests applicable to a RIC set forth in the Internal Revenue Code focus upon the market value of the securities held at the end of each quarter of each taxable year of the Fund. Thus, even though the Fund might have a 100% exposure to AMD using notional exposure, the fair market value of the Fund’s exposure at the end of each applicable quarter is expected to be less than 25% of the fair market value of the Fund's assets and thus allow the Fund to qualify as a RIC under the asset diversification tests applicable to a RIC set forth in the Internal Revenue Code.

As a result of the Fund’s investment strategy, it may experience a high portfolio turnover rate.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).

iShares Silver Trust

The iShares Silver Trust Is a grantor trust designed to provide investors with a simple and cost-effective method to gain exposure to the price of silver in an investment portfolio. The iShares Silver Trust holds silver bullion, and is designed to reflect, at any given time, the price of silver owned by the iShares Silver Trust at that time, less the iShares Silver Trust’s expenses and liabilities. The iShares Silver Trust is listed on the NYSE Arca stock exchange. The iShares® Silver Trust is a grantor trust designed to provide investors with a simple and cost-effective method to gain exposure to the price of silver in an investment portfolio. The Trust holds silver bullion, and is designed to reflect, at any given time, the price of silver owned by the Trust at that time, less the Trust's expenses and liabilities.

The iShares Silver Trust is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by iShares Silver Trust pursuant to the Exchange Act can be located by reference to the SEC file number 001-32863 through the SEC’s website at www.sec.gov. In addition, information regarding iShares Silver Trust may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to SLV or other securities of iShares Silver Trust. The Fund has derived all disclosures contained in this document regarding iShares Silver Trust from the publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such documents with respect to iShares Silver Trust. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding iShares Silver Trust is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of iShares Silver Trust (and therefore the price of iShares Silver Trust at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning iShares Silver Trust could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of SLV.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH iSHARES SILVER TRUST.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to SLV. As of the date of the Prospectus, SLV is assigned to the commodity asset group and the precious metals category.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE HISTORY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (844) 802-4004.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(844) 802-4004
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
REX INCOMEMAX SLV STRATEGY ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
REX INCOMEMAX SLV STRATEGY ETF | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency.
REX INCOMEMAX SLV STRATEGY ETF | Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Concentration Risk.  The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries, which will subject the Fund to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

REX INCOMEMAX SLV STRATEGY ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of SLV and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

REX INCOMEMAX SLV STRATEGY ETF | Options Contracts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of SLV. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain exposure to SLV through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as rolling. If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

REX INCOMEMAX SLV STRATEGY ETF | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

REX INCOMEMAX SLV STRATEGY ETF | Price Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by SLV over the Call Period. This means that if SLV experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform SLV over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by SLV over each Call Period, but has full exposure to any decreases in value experienced by SLV over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of SLV. The degree of participation in SLV gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of SLV, changes in interest rates, changes in the actual or perceived volatility of SLV and the remaining time to the options' expiration, as well as trading conditions in the options market. Generally, options are valued taking into consideration a number of factors, including dividends paid by the underlying issuer. The market will account for projected dividends receivable in the coming weeks and months up to the options expiration date. Dividends impact the two types of options, calls and puts, in different ways. Put options tend to be more expensive since the exchange automatically drops the stock price by the amount of the dividend. Call options tend to be cheaper due to the anticipated drop in the price of the stock. Put options generally gain value as the price of the stock goes down. When the underlying stock goes ex-dividend, call options will decline and put options will increase in value as the stock price reflects the dividend to be paid. High cash dividends generally imply lower call premiums and higher put premiums. As the price of SLV changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of SLV. The amount of time remaining until the options contracts expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the SLV will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by SLV.

REX INCOMEMAX SLV STRATEGY ETF | Distribution Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

REX INCOMEMAX SLV STRATEGY ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

REX INCOMEMAX SLV STRATEGY ETF | Call Writing Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Call Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of SLV and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of SLV will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of SLV, or the Fund may even lose money, even if the SLV share price has appreciated by at least that much over such period, if during any month over that period SLV had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of SLV and its returns will depend not only on the price of SLV but also on the path that SLV takes over time.

REX INCOMEMAX SLV STRATEGY ETF | Cyber Security Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

REX INCOMEMAX SLV STRATEGY ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

REX INCOMEMAX SLV STRATEGY ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
REX INCOMEMAX SLV STRATEGY ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

REX INCOMEMAX SLV STRATEGY ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

REX INCOMEMAX SLV STRATEGY ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

REX INCOMEMAX SLV STRATEGY ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

REX INCOMEMAX SLV STRATEGY ETF | Trading [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

REX INCOMEMAX SLV STRATEGY ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

REX INCOMEMAX SLV STRATEGY ETF | Inflation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

REX INCOMEMAX SLV STRATEGY ETF | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with SLV. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

REX INCOMEMAX SLV STRATEGY ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

REX INCOMEMAX SLV STRATEGY ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

REX INCOMEMAX SLV STRATEGY ETF | New Adviser Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Adviser Risk. The Adviser is newly formed and has not previously managed an ETF. Accordingly, investors in the Fund bear the risk that the Adviser’s inexperience may limit its effectiveness.
REX INCOMEMAX SLV STRATEGY ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

REX INCOMEMAX SLV STRATEGY ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

REX INCOMEMAX SLV STRATEGY ETF | Economic and Market Events Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

REX INCOMEMAX SLV STRATEGY ETF | Single Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (SLV), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

REX INCOMEMAX SLV STRATEGY ETF | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

REX INCOMEMAX SLV STRATEGY ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

REX INCOMEMAX SLV STRATEGY ETF | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-Capitalization Company Risk. Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

REX INCOMEMAX SLV STRATEGY ETF | SLV Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

SLV Risk. The Fund invests in options contracts that are based on the value of SLV. This subjects the Fund to certain of the same risks as if it owned shares of SLV, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of SLV, the Fund may also be subject to the following risks:

REX INCOMEMAX SLV STRATEGY ETF | Indirect Investment in SLV Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Indirect Investment in SLV Risk. The iShares Silver Trust is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of iShares Silver Trust but will be exposed to the performance of SLV (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

REX INCOMEMAX SLV STRATEGY ETF | SLV Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

SLV Trading Risk. The trading price of SLV may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of SLV may be traded by short sellers which may put pressure on the supply and demand for the common stock of the iShares Silver Trust, further influencing volatility in its market price. Public perception and other factors outside of the control of iShares Silver Trust may additionally impact SLV’s stock price due to iShares Silver Trust garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against iShares Silver Trust in the past. While iShares Silver Trust continues to defend such actions, any judgment against iShares Silver Trust, or any future stockholder litigation could result in substantial costs and a diversion of the management of iShares Silver Trust’s attention and resources. If SLV trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

REX INCOMEMAX SLV STRATEGY ETF | iShares Silver Trust Performance Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

iShares Silver Trust Performance Risk. The iShares Silver Trust may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of SLV to decline. The iShares Silver Trust provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance the iShares Silver Trust provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If iShares Silver Trust’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by iShares Silver Trust could decline significantly.

Following an investment in the iShares Silver Trust, several factors may have the effect of causing a decline in the prices of silver and a corresponding decline in the price of the shares. Among them: (i) A change in economic conditions, such as a recession, can adversely affect the price of silver. Silver is used in a wide range of industrial applications, and an economic downturn could have a negative impact on its demand and, consequently, its price and the price of the shares. (ii) A significant change in the attitude of speculators and investors towards silver. Should the speculative community take a negative view towards silver, a decline in world silver prices could occur, negatively impacting the price of the shares. (iii) A significant increase in silver price hedging activity by silver producers. Traditionally, silver producers have not hedged to the same extent as other producers of precious metals (gold, for example) do. Should there be an increase in the level of hedge activity of silver producing companies, it could cause a decline in world silver prices, adversely affecting the price of the shares.

REX INCOMEMAX SLV STRATEGY ETF | REX INCOMEMAX SLV STRATEGY ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MSLV
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%	[25]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[26]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 315
REX INCOMEMAX SMH STRATEGY ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – REX IncomeMax SMH Strategy ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	REX IncomeMax SMH Strategy ETF’s (the “Fund”) primary investment objective is to seek current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of VanEck Semiconductor ETF (“SMH”), subject to a limit on potential investment gains.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the Fund’s initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for exposure to the share price (i.e., the price returns) of the common stock of SMH, subject to a limit on potential investment gains. The Fund, under normal circumstances, invests in put and call options contracts that provide exposure to SMH equal to at least 80% of its net assets (plus the amount any borrowings for investment purposes). The Fund will seek to employ its investment strategy as it relates to SMH regardless of whether there are periods adverse market, economic, or other conditions. While solely maintaining exposure to the underlying issuer, the Fund will use derivatives to generate income in addition to seeking exposure to the underlying issuer, as such, over time, the Fund’s performance is expected to differ from the underlying issuer’s performance. Premium income generated from the Fund’s derivatives investments will be invested in U.S. Treasury Securities and other money market instruments. As further described below, the Fund uses a synthetic covered call strategy to provide income and exposure to the share price returns of SMH, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. The Fund’s options contracts provide:

●	Synthetic long exposure to the share price returns of SMH,
●	current income from the SMH covered call option premiums, and
●	a limit on the Fund’s participation in gains, if any, of the share price returns of SMH.

The Fund receives premiums from SMH call option contracts sold. In selling call option contracts, the Fund sells an option in exchange for a premium (i.e., income). Therefore, these premiums generate income for the Fund.

For more information, see sections “The Fund’s Use of SMH Option Contracts and Synthetic Covered Call Strategy” below.

The Fund’s investment adviser is REX Advisers, LLC (the “Adviser”) and the investment sub-adviser is Vident Asset Management (the “Sub-Adviser”).

Why invest in the Fund?

●	The Fund seeks to participate in a portion of the gains experienced by SMH.
●	The Fund seeks to generate monthly income with its SMH covered call options strategy.

That is, although the Fund may not fully participate in gains in SMH’s stock price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in SMH

●	The Fund’s strategy is subject to all potential losses if SMH shares decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in SMH.
●	The Fund’s strategy of selling SMH call options will limit potential gains if SMH shares increase in price above the strike price of the SMH call option the Fund sold.

Additional information regarding SMH is also set forth below.

The Fund’s Use of SMH Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund will purchase and sell a combination of standardized exchange-traded and/or FLexible EXchange® (FLEX) call and put option contracts that are based on the value of the price returns of SMH, which is explained in more detail below.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of SMH) at a specified price (the strike price).
●	The seller of an option contract obligates the holder to deliver shares (for a sold or short call) or buy shares (for a sold or short put) of the underlying asset at a specified price (the strike price).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Fund’s Exchange Traded Options Portfolio”.

The Fund’s options contracts are based on the value of SMH, which gives the Fund the right or obligation to receive or deliver shares of SMH on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract. The Fund’s investment adviser will “cash settle” its options contracts and the Fund does not expect to receive or deliver shares of the underlying stock.

The Fund expects to participate in all the underlying stock price return losses over the duration of the options contracts (e.g., if the underlying stock decreases in value by 5%, the Fund should be expected to decrease in value by approximately 5%, before Fund fees and expenses) beyond the income received from the sold call option contract premiums.

If the price of the underlying stock is near or has exceeded the strike price of a Funds sold call option contracts when an investor purchases Shares, such investor may have little to no upside potential remaining until the current short calls are replaced by a new set of short call, as well as remain vulnerable to significant downside risk, including the loss of their entire investment.

 Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund will implement a synthetic covered call strategy using the standardized exchange-traded and/or FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments. As further described herein, the Fund pursues a strategy to provide income and to provide synthetic exposure to the share price of the SMH. In doing so, the Fund invests in a combination of put and call options.

The Fund’s synthetic covered call strategy consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to SMH, which allows the Fund to seek to participate in the changes, up or down, in the price of SMH’s stock. As described in more detail below, the Fund will seek to provide synthetic long exposure to SMH through the use of call options and put options.
●	Covered call writing (where SMH call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, money market funds and other money market instruments, which are used for collateral for the options which also generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to SMH, the Fund will buy SMH call options and, simultaneously, sell SMH put options to try to replicate the price movements of SMH. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to one-year terms and strike prices that are approximately equal to the then-current share price of SMH at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with investment exposure equal to approximately 100% of SMH for the duration of the applicable options exposure.

2.	Synthetic Covered Call Writing

As part of its strategy, the Fund will write (sell) call option contracts on SMH to generate income. Since the Fund does not directly own SMH, these written call options will be sold short (i.e., selling a position it does not currently own). The call options written (sold) by the Fund will generally have an expiration of one month or less (the Call Period) and a strike price that is approximately 5%-15% above the then-current SMH share price at the time of such sales.

It is important to note that the sale of the SMH call option contracts will limit the Fund’s participation in the appreciation in SMH’s stock price. If the stock price of SMH increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if SMH’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to SMH and the sold (short) SMH call positions) will limit the Fund’s participation in gains in the SMH stock price beyond a certain point.

3.	U.S. Treasuries, money market funds and other money market instruments

The Fund will hold short-term U.S. Treasury securities, money market funds and other money market instruments as collateral in connection with the Fund’s synthetic covered call strategy. In addition, any remaining cash in the portfolio can be invested in additional Treasuries, money market funds or other money market instruments which could add additional income to the Fund.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on SMH as described above. The income, in the form of option premiums received from such option sales, will be primarily influenced by the volatility of SMH stock, although other factors, including interest rates, will also impact the level of income.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.

Fund’s Return Profile VS SMH

For the reasons stated above, the Fund’s performance will differ from that of SMH’s stock price. The performance differences will depend on, among other things, the price of SMH, changes in the price of the SMH options contracts the Fund has purchased and sold, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

REX IncomeMax SMH Strategy ETF Principal Holdings
Portfolio Holdings (All options are based on the value of SMH)	Investment Terms	Expected Target Maturity
Purchased call option contracts

at-the-money (i.e., the strike price is equal to the then-current share price of SMH at the time of purchase) to provide exposure to positive price returns of SMH.

If the stock of SMH increases, these options will generate corresponding increases to the Fund.

One-month to one-year expiration dates
Sold put option contracts

at-the-money (i.e., the strike price is equal to the then-current share price of SMH at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by SMH.

One-month to one-year expiration dates
Sold (short) call option contracts

out-of-the-money (i.e., the strike price is approximately 5%-15% more than the then-current share price of SMH at the time of sale).

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

One-month or less expiration dates
U.S Treasury Securities, Money Market Funds, other Money Market Instruments and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

Money Market Instruments may include, without limitation, money market funds, commercial paper, certificates of deposit, repurchase agreements, banker’s acceptances and other similar short-term, highly rated instruments.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

One-month to two-year maturities

The market value of the cash, treasuries, money market funds and other money market instruments held by the Fund are expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. The combination of these investment instruments provides investment exposure to SMH such that the notional exposure is equal to at least 100% of the Fund’s total assets. The “notional exposure” is the return on or change in value of a particular dollar amount representing the underlying investment. The notional value and market value both describe the value of a security. Notional value speaks to how much total value a security theoretically controls—for instance through options contracts. Market value, on the other hand, is the price of a security right now that can be bought or sold on an exchange or through a broker. The asset diversification tests applicable to a RIC set forth in the Internal Revenue Code focus upon the market value of the securities held at the end of each quarter of each taxable year of the Fund. Thus, even though the Fund might have a 100% exposure to AMD using notional exposure, the fair market value of the Fund’s exposure at the end of each applicable quarter is expected to be less than 25% of the fair market value of the Fund's assets and thus allow the Fund to qualify as a RIC under the asset diversification tests applicable to a RIC set forth in the Internal Revenue Code.

As a result of the Fund’s investment strategy, it may experience a high portfolio turnover rate.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).

VanEck Semiconductor ETF

The VanEck Semiconductor ETF is an ETF managed by Van Eck Associates Corporation. The VanEck Semiconductor ETF seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MVIS® US Listed Semiconductor 25 Index. The VanEck Semiconductor ETF is listed on the Nasdaq Global Select Market (“Nasdaq”). The MVIS® US Listed Semiconductor 25 Index (MVSMH) tracks the performance of the 25 largest and most liquid US exchange-listed companies in the semiconductor industry. This is a modified market cap-weighted index, and only includes companies that generate at least 50% of their revenue from semiconductors or semiconductor equipment.

VanEck Semiconductor ETF is registered under the Securities Act of 1933, as amended (the “Securities Act”). Information provided to or filed with the SEC by VanEck Semiconductor ETF pursuant to the Exchange Act can be located by reference to the SEC file number 333-123257 through the SEC’s website at www.sec.gov. In addition, information regarding VanEck Semiconductor ETF may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to SMH or other securities of VanEck Semiconductor ETF The Fund has derived all disclosures contained in this document regarding VanEck Semiconductor ETF from the publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such documents with respect to VanEck Semiconductor ETF None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding VanEck Semiconductor ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of VanEck Semiconductor ETF (and therefore the price of VanEck Semiconductor ETF at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning VanEck Semiconductor ETF could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of SMH.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH VANECK SEMICONDUCTOR ETF, VAN ECK ASSOCIATES CORPORATION OR MARKETVECTOR INDEXES GMBH.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same sectors as that assigned to SMH.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE HISTORY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (844) 802-4004.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(844) 802-4004
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
REX INCOMEMAX SMH STRATEGY ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
REX INCOMEMAX SMH STRATEGY ETF | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency.
REX INCOMEMAX SMH STRATEGY ETF | Semiconductor Industry Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Semiconductor Industry Risk. Competitive pressures may have a significant effect on the financial condition of companies in the semiconductor industry. SMH is subject to the risk that companies that are in the semiconductor industry may be similarly affected by particular economic or market events. As product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Semiconductor companies are vulnerable to wide fluctuations in securities prices due to rapid product obsolescence. Many semiconductor companies may not successfully introduce new products, develop and maintain a loyal customer base or achieve general market acceptance for their products, and failure to do so could have a material adverse effect on their business, results of operations and financial condition. Reduced demand for end-user products, underutilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor industry. Semiconductor companies typically face high capital costs and such companies may need additional financing, which may be difficult to obtain. They also may be subject to risks relating to research and development costs and the availability and price of components. Moreover, they may be heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Some of the companies involved in the semiconductor industry are also engaged in other lines of business unrelated to the semiconductor business, and they may experience problems with these lines of business, which could adversely affect their operating results. The international operations of many semiconductor companies expose them to risks associated with instability and changes in economic and political conditions, foreign currency fluctuations, changes in foreign regulations, competition from subsidized foreign competitors with lower production costs, tariffs and trade disputes, and other risks inherent to international business. The semiconductor industry is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. Companies in the semiconductor industry also may be subject to competition from new market entrants. The stock prices of companies in the semiconductor industry have been and will likely continue to be extremely volatile compared to the overall market.

Certain companies in which SMH may invest are non-U.S. issuers whose securities are listed on U.S. exchanges. These securities involve risks beyond those associated with investments in U.S. securities, including greater market volatility, higher transactional costs, the possibility that the liquidity of such securities could be impaired because of future political and/or economic developments, taxation by foreign governments, political instability, the possibility that foreign governmental restrictions may be adopted which might adversely affect such securities and that the selection of such securities may be more difficult because there may be less publicly available information concerning such non-U.S. issuers or the accounting, auditing and financial reporting standards, practices and requirements applicable to non-U.S. issuers may differ from those applicable to U.S. issuers.

REX INCOMEMAX SMH STRATEGY ETF | Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries, which will subject the Fund to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

REX INCOMEMAX SMH STRATEGY ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of SMH and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

REX INCOMEMAX SMH STRATEGY ETF | Options Contracts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of SMH. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain exposure to SMH through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as rolling. If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

REX INCOMEMAX SMH STRATEGY ETF | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

REX INCOMEMAX SMH STRATEGY ETF | Price Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by SMH over the Call Period. This means that if SMH experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform SMH over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by SMH over each Call Period, but has full exposure to any decreases in value experienced by SMH over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of SMH. The degree of participation in SMH gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of SMH, changes in interest rates, changes in the actual or perceived volatility of SMH and the remaining time to the options’ expiration, as well as trading conditions in the options market. Generally, options are valued taking into consideration a number of factors, including dividends paid by the underlying issuer. The market will account for projected dividends receivable in the coming weeks and months up to the options expiration date. Dividends impact the two types of options, calls and puts, in different ways. Put options tend to be more expensive since the exchange automatically drops the stock price by the amount of the dividend. Call options tend to be cheaper due to the anticipated drop in the price of the stock. Put options generally gain value as the price of the stock goes down. When the underlying stock goes ex-dividend, call options will decline and put options will increase in value as the stock price reflects the dividend to be paid. High cash dividends generally imply lower call premiums and higher put premiums. As the price of SMH changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of SMH. The amount of time remaining until the options contracts expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the SMH will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by SMH.

REX INCOMEMAX SMH STRATEGY ETF | Distribution Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

REX INCOMEMAX SMH STRATEGY ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

REX INCOMEMAX SMH STRATEGY ETF | Call Writing Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Call Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of SMH and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of SMH will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of SMH, or the Fund may even lose money, even if the SMH share price has appreciated by at least that much over such period, if during any month over that period SMH had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of SMH and its returns will depend not only on the price of SMH but also on the path that SMH takes over time.

REX INCOMEMAX SMH STRATEGY ETF | Cyber Security Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

REX INCOMEMAX SMH STRATEGY ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

REX INCOMEMAX SMH STRATEGY ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
REX INCOMEMAX SMH STRATEGY ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

REX INCOMEMAX SMH STRATEGY ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Cash Redemption Risk. The Fund’s investment strategy may require it to redeemed Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

REX INCOMEMAX SMH STRATEGY ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

REX INCOMEMAX SMH STRATEGY ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

REX INCOMEMAX SMH STRATEGY ETF | Trading [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

REX INCOMEMAX SMH STRATEGY ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

REX INCOMEMAX SMH STRATEGY ETF | Inflation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

REX INCOMEMAX SMH STRATEGY ETF | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with SMH. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

REX INCOMEMAX SMH STRATEGY ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreements. Money market instruments, including money market funds, may lose money through fees or other means.

REX INCOMEMAX SMH STRATEGY ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

REX INCOMEMAX SMH STRATEGY ETF | New Adviser Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Adviser Risk. The Adviser is newly formed and has not previously managed an ETF. Accordingly, investors in the Fund bear the risk that the Adviser’s inexperience may limit its effectiveness.
REX INCOMEMAX SMH STRATEGY ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

REX INCOMEMAX SMH STRATEGY ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

REX INCOMEMAX SMH STRATEGY ETF | Economic and Market Events Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

REX INCOMEMAX SMH STRATEGY ETF | Single Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (SMH), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

REX INCOMEMAX SMH STRATEGY ETF | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

REX INCOMEMAX SMH STRATEGY ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

REX INCOMEMAX SMH STRATEGY ETF | SMH Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

SMH Risk. The Fund invests in options contracts that are based on the value of SMH. This subjects the Fund to certain of the same risks as if it owned shares of SMH, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of SMH, the Fund may also be subject to the following risks:

REX INCOMEMAX SMH STRATEGY ETF | Indirect Investment in the VanEck Semiconductor ETF Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Indirect Investment in the VanEck Semiconductor ETF Risk. The VanEck Semiconductor ETF is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of the VanEck Semiconductor ETF but will be exposed to the performance of SMH (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

REX INCOMEMAX SMH STRATEGY ETF | REX INCOMEMAX SMH STRATEGY ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MSMH
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%	[27]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[28]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 315
REX INCOMEMAX SNOW STRATEGY ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – REX IncomeMax SNOW Strategy ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	REX IncomeMax SNOW Strategy ETF’s (the “Fund”) primary investment objective is to seek current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Snowflake Inc. (“SNOW”), subject to a limit on potential investment gains.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the Fund’s initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for exposure to the share price (i.e., the price returns) of the common stock of SNOW, subject to a limit on potential investment gains. The Fund, under normal circumstances, invests in put and call options contracts that provide exposure to SNOW equal to at least 80% of its net assets (plus the amount any borrowings for investment purposes). The Fund will seek to employ its investment strategy as it relates to SNOW regardless of whether there are periods adverse market, economic, or other conditions. While solely maintaining exposure to the underlying issuer, the Fund will use derivatives to generate income in addition to seeking exposure to the underlying issuer, as such, over time, the Fund’s performance is expected to differ from the underlying issuer’s performance. Premium income generated from the Fund’s derivatives investments will be invested in U.S. Treasury Securities and other money market instruments. As further described below, the Fund uses a synthetic covered call strategy to provide income and exposure to the share price returns of SNOW, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. The Fund’s options contracts provide:

●	Synthetic long exposure to the share price returns of SNOW,
●	current income from SNOW covered call option premiums, and
●	a limit on the Fund’s participation in gains, if any, of the share price returns of SNOW.

The Fund receives premiums from SNOW call option contracts sold. In selling call option contracts, the Fund sells an option in exchange for a premium (i.e., income). Therefore, these premiums generate income for the Fund.

For more information, see sections “The Fund’s Use of SNOW Option Contracts and Synthetic Covered Call Strategy” below.

The Fund’s investment adviser is REX Advisers, LLC (the “Adviser”) and the investment sub-adviser is Vident Asset Management (the “Sub-Adviser”).

Why invest in the Fund?

●	The Fund seeks to participate in a portion of the gains experienced by SNOW.
●	The Fund seeks to generate monthly income with its SNOW covered call options strategy.

That is, although the Fund may not fully participate in gains in SNOW’s stock price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in SNOW

●	The Fund’s strategy is subject to all potential losses if SNOW shares decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in SNOW.
●	The Fund’s strategy of selling SNOW call options will limit potential gains if SNOW shares increase in price above the strike price of the SNOW call option the Fund sold.

Additional information regarding SNOW is also set forth below.

The Fund’s Use of SNOW Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund will purchase and sell a combination of standardized exchange-traded and/or Flexible Exchange® (FLEX) call and put option contracts that are based on the value of the price returns of SNOW, which is explained in more detail below.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of SNOW) at a specified price (the strike price).
●	The seller of an option contract obligates the holder to deliver shares (for a sold or short call) or buy shares (for a sold or short put) of the underlying asset at a specified price (the strike price).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Fund’s Exchange Traded Options Portfolio”.

The Fund’s options contracts are based on the value of SNOW, which gives the Fund the right or obligation to receive or deliver shares of SNOW on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract. The Fund’s investment adviser will “cash settle” its options contracts and the Fund does not expect to receive or deliver shares of the underlying stock.

The Fund expects to participate in all the underlying stock price return losses over the duration of the options contracts (e.g., if the underlying stock decreases in value by 5%, the Fund should be expected to decrease in value by approximately 5%, before Fund fees and expenses) beyond the income received from the sold call option contract premiums.

If the price of the underlying stock is near or has exceeded the strike price of a Funds sold call option contracts when an investor purchases Shares, such investor may have little to no upside potential remaining until the current short calls are replaced by a new set of short call, as well as remain vulnerable to significant downside risk, including the loss of their entire investment.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund will implement a synthetic covered call strategy using the standardized exchange-traded and/or FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments. As further described herein, the Fund pursues a strategy to provide income and to provide synthetic exposure to the share price of the SNOW. In doing so, the Fund invests in a combination of put and call options.

The Fund’s synthetic covered call strategy consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to SNOW, which allows the Fund to seek to participate in the changes, up or down, in the price of SNOW’s stock. As described in more detail below, the Fund will seek to provide synthetic long exposure to SNOW through the use of call options and put options.
●	Covered call writing (where SNOW call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, money market funds and other money market instruments, which are used for collateral for the options which also generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to SNOW, the Fund will buy SNOW call options and, simultaneously, sell SNOW put options to try to replicate the price movements of SNOW. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to one-year terms and strike prices that are approximately equal to the then-current share price of SNOW at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with investment exposure equal to approximately 100% of SNOW for the duration of the applicable options exposure.

2.	Synthetic Covered Call Writing

As part of its strategy, the Fund will write (sell) call option contracts on SNOW to generate income. Since the Fund does not directly own SNOW, these written call options will be sold short (i.e., selling a position it does not currently own). The call options written (sold) by the Fund will generally have an expiration of one month or less (the Call Period) and a strike price that is approximately 5%-15% above the then-current SNOW share price at the time of such sales.

It is important to note that the sale of the SNOW call option contracts will limit the Fund’s participation in the appreciation in SNOW’s stock price. If the stock price of SNOW increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if SNOW’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to SNOW and the sold (short) SNOW call positions) will limit the Fund’s participation in gains in the SNOW stock price beyond a certain point.

3.	U.S. Treasuries, money market funds and other money market instruments

The Fund will hold short-term U.S. Treasury securities, money market funds and other money market instruments as collateral in connection with the Fund’s synthetic covered call strategy. In addition, any remaining cash in the portfolio can be invested in additional Treasuries, money market funds or other money market instruments which could add additional income to the Fund.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on SNOW as described above. The income, in the form of option premiums received from such option sales, will be primarily influenced by the volatility of SNOW stock, although other factors, including interest rates, will also impact the level of income.
●	Investing in short-term U.S. Treasury securities, money market funds and other money market instruments. The income generated by these securities will be influenced by interest rates at the time of investment.

Fund’s Return Profile VS SNOW

For the reasons stated above, the Fund’s performance will differ from that of SNOW’s stock price. The performance differences will depend on, among other things, the price of SNOW, changes in the price of the SNOW options contracts the Fund has purchased and sold, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

REX IncomeMax SNOW Strategy ETF Principal Holdings
Portfolio Holdings (All options are based on the value of SNOW)	Investment Terms	Expected Target Maturity
Purchased call option contracts

at-the-money (i.e., the strike price is equal to the then-current share price of SNOW at the time of purchase) to provide exposure to positive price returns of SNOW.

If the stock of SNOW increases, these options will generate corresponding increases to the Fund.

One-month to one-year expiration dates
Sold put option contracts

at-the-money (i.e., the strike price is equal to the then-current share price of SNOW at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by SNOW.

One-month to one-year expiration dates
Sold (short) call option contracts

out-of-the-money (i.e., the strike price is approximately 5%-15% more than the then-current share price of SNOW at the time of sale).

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

One-month or less expiration dates
U.S Treasury Securities, Money Market Funds, other Money Market Instruments and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

Money Market Instruments may include, without limitation, money market funds, commercial paper, certificates of deposit, repurchase agreements, banker’s acceptances and other similar short-term, highly rated instruments.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

One-month to two-year maturities

The market value of the cash, treasuries, money market funds and other money market instruments held by the Fund are expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. The combination of these investment instruments provides investment exposure to SNOW such that the notional exposure is equal to at least 100% of the Fund’s total assets. The “notional exposure” is the return on or change in value of a particular dollar amount representing the underlying investment. The notional value and market value both describe the value of a security. Notional value speaks to how much total value a security theoretically controls—for instance through options contracts. Market value, on the other hand, is the price of a security right now that can be bought or sold on an exchange or through a broker. The asset diversification tests applicable to a RIC set forth in the Internal Revenue Code focus upon the market value of the securities held at the end of each quarter of each taxable year of the Fund. Thus, even though the Fund might have a 100% exposure to AMD using notional exposure, the fair market value of the Fund’s exposure at the end of each applicable quarter is expected to be less than 25% of the fair market value of the Fund's assets and thus allow the Fund to qualify as a RIC under the asset diversification tests applicable to a RIC set forth in the Internal Revenue Code.

As a result of the Fund’s investment strategy, it may experience a high portfolio turnover rate.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).

Snowflake Inc.

Snowflake Inc. offers a cloud-based data storage and analytics service, generally termed “data-as-a-service”. Snowflake Inc. is listed on the New York Stock Exchange (“NYSE”).

Snowflake Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Snowflake Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-39504 through the SEC’s website at www.sec.gov. In addition, information regarding Snowflake Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to SNOW or other securities of Snowflake Inc. The Fund has derived all disclosures contained in this document regarding Snowflake Inc. from the publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such documents with respect to Snowflake Inc. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Snowflake Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Snowflake Inc. (and therefore the price of Snowflake Inc. at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Snowflake Inc. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of SNOW.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH SNOWFLAKE INC.

Due to the Funds investment strategy, the Funds investment exposure is concentrated in the same industry as that assigned to SNOW. As of the date of the Prospectus, SNOW is assigned to the information technology services industry.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE HISTORY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (844) 802-4004.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(844) 802-4004
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
REX INCOMEMAX SNOW STRATEGY ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
REX INCOMEMAX SNOW STRATEGY ETF | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency.
REX INCOMEMAX SNOW STRATEGY ETF | Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries, which will subject the Fund to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

REX INCOMEMAX SNOW STRATEGY ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of SNOW and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

REX INCOMEMAX SNOW STRATEGY ETF | Options Contracts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of SNOW. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain exposure to SNOW through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as rolling. If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

REX INCOMEMAX SNOW STRATEGY ETF | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

REX INCOMEMAX SNOW STRATEGY ETF | Price Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by SNOW over the Call Period. This means that if SNOW experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform SNOW over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by SNOW over each Call Period, but has full exposure to any decreases in value experienced by SNOW over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of SNOW. The degree of participation in SNOW gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of SNOW, changes in interest rates, changes in the actual or perceived volatility of SNOW and the remaining time to the options’ expiration, as well as trading conditions in the options market. Generally, options are valued taking into consideration a number of factors, including dividends paid by the underlying issuer. The market will account for projected dividends receivable in the coming weeks and months up to the options expiration date. Dividends impact the two types of options, calls and puts, in different ways. Put options tend to be more expensive since the exchange automatically drops the stock price by the amount of the dividend. Call options tend to be cheaper due to the anticipated drop in the price of the stock. Put options generally gain value as the price of the stock goes down. When the underlying stock goes ex-dividend, call options will decline and put options will increase in value as the stock price reflects the dividend to be paid. High cash dividends generally imply lower call premiums and higher put premiums. As the price of SNOW changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of SNOW. The amount of time remaining until the options contracts expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the SNOW will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by SNOW.

REX INCOMEMAX SNOW STRATEGY ETF | Distribution Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

REX INCOMEMAX SNOW STRATEGY ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

REX INCOMEMAX SNOW STRATEGY ETF | Call Writing Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Call Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of SNOW and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of SNOW will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of SNOW, or the Fund may even lose money, even if the SNOW share price has appreciated by at least that much over such period, if during any month over that period SNOW had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of SNOW and its returns will depend not only on the price of SNOW but also on the path that SNOW takes over time.

REX INCOMEMAX SNOW STRATEGY ETF | Cyber Security Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

REX INCOMEMAX SNOW STRATEGY ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

REX INCOMEMAX SNOW STRATEGY ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
REX INCOMEMAX SNOW STRATEGY ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

REX INCOMEMAX SNOW STRATEGY ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

REX INCOMEMAX SNOW STRATEGY ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

REX INCOMEMAX SNOW STRATEGY ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

REX INCOMEMAX SNOW STRATEGY ETF | Trading [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

REX INCOMEMAX SNOW STRATEGY ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

REX INCOMEMAX SNOW STRATEGY ETF | Inflation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

REX INCOMEMAX SNOW STRATEGY ETF | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with SNOW. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

REX INCOMEMAX SNOW STRATEGY ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

REX INCOMEMAX SNOW STRATEGY ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

REX INCOMEMAX SNOW STRATEGY ETF | New Adviser Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Adviser Risk. The Adviser is newly formed and has not previously managed an ETF. Accordingly, investors in the Fund bear the risk that the Adviser’s inexperience may limit its effectiveness.
REX INCOMEMAX SNOW STRATEGY ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

REX INCOMEMAX SNOW STRATEGY ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

REX INCOMEMAX SNOW STRATEGY ETF | Economic and Market Events Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

REX INCOMEMAX SNOW STRATEGY ETF | Single Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (SNOW), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

REX INCOMEMAX SNOW STRATEGY ETF | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

REX INCOMEMAX SNOW STRATEGY ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

REX INCOMEMAX SNOW STRATEGY ETF | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-Capitalization Company Risk. Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

REX INCOMEMAX SNOW STRATEGY ETF | Information Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Information Technology Sector Risk. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and competition, both domestically and internationally, including competition from competitors with lower production costs. In addition, many information technology companies have limited product lines, markets, financial resources or personnel. The prices of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile and less liquid than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

REX INCOMEMAX SNOW STRATEGY ETF | SNOW Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

SNOW Risk. The Fund invests in options contracts that are based on the value of SNOW. This subjects the Fund to certain of the same risks as if it owned shares of SNOW, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of SNOW, the Fund may also be subject to the following risks:

REX INCOMEMAX SNOW STRATEGY ETF | Indirect Investment in SNOW Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Indirect Investment in SNOW Risk. Snowflake Inc. is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of Snowflake Inc. but will be exposed to the performance of SNOW (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

REX INCOMEMAX SNOW STRATEGY ETF | SNOW Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

SNOW Trading Risk. The trading price of SNOW may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of SNOW may be traded by short sellers which may put pressure on the supply and demand for the common stock of Snowflake Inc., further influencing volatility in its market price. Public perception and other factors outside of the control of Snowflake Inc. may additionally impact SNOW’s stock price due to Snowflake Inc. garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against Snowflake Inc. in the past. While Snowflake Inc. continues to defend such actions, any judgment against Snowflake Inc., or any future stockholder litigation could result in substantial costs and a diversion of the management of Snowflake Inc.’s attention and resources. If SNOW trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

REX INCOMEMAX SNOW STRATEGY ETF | Snowflake Inc. Performance Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Snowflake Inc. Performance Risk. Snowflake Inc. may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of SNOW to decline. Snowflake Inc. provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance Snowflake Inc. provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If Snowflake Inc.’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by Snowflake Inc. could decline significantly.

REX INCOMEMAX SNOW STRATEGY ETF | Internet Infrastructure Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Internet Infrastructure Company Risk. Internet infrastructure companies may have limited product lines, markets, financial resources or personnel. These companies typically face intense competition and potentially rapid product obsolescence. Internet infrastructure companies may be affected by unique supply and demand factors, such as changes in demand for communications infrastructure, consolidation of tower sites, and new technologies that may affect demand for data centers. Internet infrastructure companies are particularly affected by changes in demand for wireless infrastructure and wireless connectivity. Internet infrastructure companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. Internet infrastructure companies could be negatively impacted by disruptions in service caused by hardware or software failure, by interruptions or delays in service by third-party data center hosting facilities and maintenance providers, or by natural disasters or extreme weather events, which can cause extensive damage to critical infrastructure. Such disruptions can lead to significant downtime, data loss and associated expenses. Additionally, many internet infrastructure companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. As a result, these companies may be adversely impacted by government regulations, and may be subject to additional regulatory oversight with regard to privacy concerns and cybersecurity risk. Companies that do not implement more advanced access control and security monitoring in response to internal and external threats may be at greater risk of potential breaches or damage to data integrity. Internet infrastructure companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights.

REX INCOMEMAX SNOW STRATEGY ETF | REX INCOMEMAX SNOW STRATEGY ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MSNO
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%	[29]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[30]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 315
REX INCOMEMAX TLRY STRATEGY ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – REX IncomeMax TLRY Strategy ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	REX IncomeMax TLRY Strategy ETF’s (the “Fund”) primary investment objective is to seek current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Tilray Brands, Inc. (“TLRY”), subject to a limit on potential investment gains.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the Fund’s initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for exposure to the share price (i.e., the price returns) of the common stock of TLRY, subject to a limit on potential investment gains. The Fund, under normal circumstances, invests in put and call options contracts that provide exposure to TLRY equal to at least 80% of its net assets (plus the amount any borrowings for investment purposes). The Fund will seek to employ its investment strategy as it relates to TLRY regardless of whether there are periods adverse market, economic, or other conditions. While solely maintaining exposure to the underlying issuer, the Fund will use derivatives to generate income in addition to seeking exposure to the underlying issuer, as such, over time, the Fund’s performance is expected to differ from the underlying issuer’s performance. Premium income generated from the Fund’s derivatives investments will be invested in U.S. Treasury Securities and other money market instruments. As further described below, the Fund uses a synthetic covered call strategy to provide income and exposure to the share price returns of TLRY, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. The Fund’s options contracts provide:

●	Synthetic long exposure to the share price returns of TLRY,
●	current income from the TLRY covered call option premiums, and
●	a limit on the Fund’s participation in gains, if any, of the share price returns of TLRY.

The Fund receives premiums from TLRY call option contracts sold. In selling call option contracts, the Fund sells an option in exchange for a premium (i.e., income). Therefore, these premiums generate income for the Fund.

For more information, see sections “The Fund’s Use of TLRY Option Contracts and Synthetic Covered Call Strategy” below.

The Fund’s investment adviser is REX Advisers, LLC (the “Adviser”) and the investment sub-adviser is Vident Asset Management (the “Sub-Adviser”).

Why invest in the Fund?

●	The Fund seeks to participate in a portion of the gains experienced by TLRY.
●	The Fund seeks to generate monthly income with its TLRY covered call options strategy.

That is, although the Fund may not fully participate in gains in TLRY’s stock price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in TLRY

●	The Fund’s strategy is subject to all potential losses if TLRY shares decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in TLRY.
●	The Fund’s strategy of selling TLRY call options will limit potential gains if TLRY shares increase in price above the strike price of the TLRY call option the Fund sold.

Additional information regarding TLRY is also set forth below.

The Fund’s Use of TLRY Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund will purchase and sell a combination of standardized exchange-traded and/or FLexible EXchange® (FLEX) call and put option contracts that are based on the value of the price returns of TLRY, which is explained in more detail below.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of TLRY) at a specified price (the strike price).
●	The seller of an option contract obligates the holder to deliver shares (for a sold or short call) or buy shares (for a sold or short put) of the underlying asset at a specified price (the strike price).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Fund’s Exchange Traded Options Portfolio”.

The Fund’s options contracts are based on the value of TLRY, which gives the Fund the right or obligation to receive or deliver shares of TLRY on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract. The Fund’s investment adviser will “cash settle” its options contracts and the Fund does not expect to receive or deliver shares of the underlying stock.

The Fund expects to participate in all the underlying stock price return losses over the duration of the options contracts (e.g., if the underlying stock decreases in value by 5%, the Fund should be expected to decrease in value by approximately 5%, before Fund fees and expenses) beyond the income received from the sold call option contract premiums.

If the price of the underlying stock is near or has exceeded the strike price of a Funds sold call option contracts when an investor purchases Shares, such investor may have little to no upside potential remaining until the current short calls are replaced by a new set of short call, as well as remain vulnerable to significant downside risk, including the loss of their entire investment.

 Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund will implement a synthetic covered call strategy using the standardized exchange-traded and/or FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments. As further described herein, the Fund pursues a strategy to provide income and to provide synthetic exposure to the share price of the TLRY. In doing so, the Fund invests in a combination of put and call options.

The Fund’s synthetic covered call strategy consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to TLRY, which allows the Fund to seek to participate in the changes, up or down, in the price of TLRY’s stock. As described in more detail below, the Fund will seek to provide synthetic long exposure to TLRY through the use of call options and put options.
●	Covered call writing (where TLRY call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, money market funds and other money market instruments, which are used for collateral for the options which also generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to TLRY, the Fund will buy TLRY call options and, simultaneously, sell TLRY put options to try to replicate the price movements of TLRY. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to one-year terms and strike prices that are approximately equal to the then-current share price of TLRY at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with investment exposure equal to approximately 100% of TLRY for the duration of the applicable options exposure.

2.	Synthetic Covered Call Writing

As part of its strategy, the Fund will write (sell) call option contracts on TLRY to generate income. Since the Fund does not directly own TLRY, these written call options will be sold short (i.e., selling a position it does not currently own). The call options written (sold) by the Fund will generally have an expiration of one month or less (the Call Period) and a strike price that is approximately 5%-15% above the then-current TLRY share price at the time of such sales.

It is important to note that the sale of the TLRY call option contracts will limit the Fund’s participation in the appreciation in TLRY’s stock price. If the stock price of TLRY increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if TLRY’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to TLRY and the sold (short) TLRY call positions) will limit the Fund’s participation in gains in the TLRY stock price beyond a certain point.

3.	U.S. Treasuries, money market funds and other money market instruments

The Fund will hold short-term U.S. Treasury securities, money market funds and other money market instruments as collateral in connection with the Fund’s synthetic covered call strategy. In addition, any remaining cash in the portfolio can be invested in additional Treasuries, money market funds or other money market instruments which could add additional income to the Fund.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on TLRY as described above. The income, in the form of option premiums received from such option sales, will be primarily influenced by the volatility of TLRY stock, although other factors, including interest rates, will also impact the level of income.
●	Investing in short-term U.S. Treasury securities, money market funds and other money market instruments. The income generated by these securities will be influenced by interest rates at the time of investment.

Fund’s Return Profile VS TLRY

For the reasons stated above, the Fund’s performance will differ from that of TLRY’s stock price. The performance differences will depend on, among other things, the price of TLRY, changes in the price of the TLRY options contracts the Fund has purchased and sold, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

REX IncomeMax TLRY Strategy ETF Principal Holdings
Portfolio Holdings (All options are based on the value of TLRY)	Investment Terms	Expected Target Maturity
Purchased call option contracts

at-the-money (i.e., the strike price is equal to the then-current share price of TLRY at the time of purchase) to provide exposure to positive price returns of TLRY.

If the stock of TLRY increases, these options will generate corresponding increases to the Fund.

One-month to one-year expiration dates
Sold put option contracts

at-the-money (i.e., the strike price is equal to the then-current share price of TLRY at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by TLRY.

One-month to one-year expiration dates
Sold (short) call option contracts

out-of-the-money (i.e., the strike price is approximately 5%-15% more than the then-current share price of TLRY at the time of sale).

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

One-month or less expiration dates
U.S Treasury Securities, Money Market Funds, other Money Market Instruments and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

Money Market Instruments may include, without limitation, money market funds, commercial paper, certificates of deposit, repurchase agreements, banker’s acceptances and other similar short-term, highly rated instruments.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

One-month to two-year maturities

The market value of the cash, treasuries, money market funds and other money market instruments held by the Fund are expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. The combination of these investment instruments provides investment exposure to TLRY such that the notional exposure is equal to at least 100% of the Fund’s total assets. The “notional exposure” is the return on or change in value of a particular dollar amount representing the underlying investment. The notional value and market value both describe the value of a security. Notional value speaks to how much total value a security theoretically controls—for instance through options contracts. Market value, on the other hand, is the price of a security right now that can be bought or sold on an exchange or through a broker. The asset diversification tests applicable to a RIC set forth in the Internal Revenue Code focus upon the market value of the securities held at the end of each quarter of each taxable year of the Fund. Thus, even though the Fund might have a 100% exposure to AMD using notional exposure, the fair market value of the Fund’s exposure at the end of each applicable quarter is expected to be less than 25% of the fair market value of the Fund's assets and thus allow the Fund to qualify as a RIC under the asset diversification tests applicable to a RIC set forth in the Internal Revenue Code.

As a result of the Fund’s investment strategy, it may experience a high portfolio turnover rate.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).

Tilray Brands, Inc.

Tilray Brands, Inc. is a pharmaceutical, cannabis-lifestyle and consumer packaged goods company. Tilray Brands, Inc. is listed on the Nasdaq Global Select Market (“Nasdaq”).

Tilray Brands, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Tilray Brands, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-38594 through the SEC’s website at www.sec.gov. In addition, information regarding Tilray Brands, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to TLRY or other securities of Tilray Brands, Inc. The Fund has derived all disclosures contained in this document regarding Tilray Brands, Inc. from the publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such documents with respect to Tilray Brands, Inc. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Tilray Brands, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Tilray Brands, Inc. (and therefore the price of Tilray Brands, Inc. at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Tilray Brands, Inc. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of TLRY.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH TILRAY BRANDS, INC.

Due to the Funds investment strategy, the Funds investment exposure is concentrated in the same industry as that assigned to TLRY. As of the date of the Prospectus, TLRY is assigned to the pharmaceuticals industry.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE HISTORY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (844) 802-4004.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(844) 802-4004
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
REX INCOMEMAX TLRY STRATEGY ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
REX INCOMEMAX TLRY STRATEGY ETF | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency.
REX INCOMEMAX TLRY STRATEGY ETF | Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries, which will subject the Fund to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

REX INCOMEMAX TLRY STRATEGY ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of TLRY and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

REX INCOMEMAX TLRY STRATEGY ETF | Options Contracts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of TLRY. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain exposure to TLRY through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as rolling. If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

REX INCOMEMAX TLRY STRATEGY ETF | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

REX INCOMEMAX TLRY STRATEGY ETF | Price Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by TLRY over the Call Period. This means that if TLRY experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform TLRY over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by TLRY over each Call Period, but has full exposure to any decreases in value experienced by TLRY over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of TLRY. The degree of participation in TLRY gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of TLRY, changes in interest rates, changes in the actual or perceived volatility of TLRY and the remaining time to the options’ expiration, as well as trading conditions in the options market. Generally, options are valued taking into consideration a number of factors, including dividends paid by the underlying issuer. The market will account for projected dividends receivable in the coming weeks and months up to the options expiration date. Dividends impact the two types of options, calls and puts, in different ways. Put options tend to be more expensive since the exchange automatically drops the stock price by the amount of the dividend. Call options tend to be cheaper due to the anticipated drop in the price of the stock. Put options generally gain value as the price of the stock goes down. When the underlying stock goes ex-dividend, call options will decline and put options will increase in value as the stock price reflects the dividend to be paid. High cash dividends generally imply lower call premiums and higher put premiums. As the price of TLRY changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of TLRY. The amount of time remaining until the options contracts expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the TLRY will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by TLRY.

REX INCOMEMAX TLRY STRATEGY ETF | Distribution Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

REX INCOMEMAX TLRY STRATEGY ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

REX INCOMEMAX TLRY STRATEGY ETF | Call Writing Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Call Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of TLRY and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of TLRY will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of TLRY, or the Fund may even lose money, even if the TLRY share price has appreciated by at least that much over such period, if during any month over that period TLRY had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of TLRY and its returns will depend not only on the price of TLRY but also on the path that TLRY takes over time.

REX INCOMEMAX TLRY STRATEGY ETF | Cyber Security Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

REX INCOMEMAX TLRY STRATEGY ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

REX INCOMEMAX TLRY STRATEGY ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
REX INCOMEMAX TLRY STRATEGY ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

REX INCOMEMAX TLRY STRATEGY ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

REX INCOMEMAX TLRY STRATEGY ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

REX INCOMEMAX TLRY STRATEGY ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

REX INCOMEMAX TLRY STRATEGY ETF | Trading [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

REX INCOMEMAX TLRY STRATEGY ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

REX INCOMEMAX TLRY STRATEGY ETF | Inflation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

REX INCOMEMAX TLRY STRATEGY ETF | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with TLRY. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

REX INCOMEMAX TLRY STRATEGY ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

REX INCOMEMAX TLRY STRATEGY ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

REX INCOMEMAX TLRY STRATEGY ETF | New Adviser Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Adviser Risk. The Adviser is newly formed and has not previously managed an ETF. Accordingly, investors in the Fund bear the risk that the Adviser’s inexperience may limit its effectiveness.
REX INCOMEMAX TLRY STRATEGY ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

REX INCOMEMAX TLRY STRATEGY ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

REX INCOMEMAX TLRY STRATEGY ETF | Economic and Market Events Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

REX INCOMEMAX TLRY STRATEGY ETF | Single Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (TLRY), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

REX INCOMEMAX TLRY STRATEGY ETF | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

REX INCOMEMAX TLRY STRATEGY ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

REX INCOMEMAX TLRY STRATEGY ETF | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-Capitalization Company Risk. Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

REX INCOMEMAX TLRY STRATEGY ETF | TLRY Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

TLRY Risk. The Fund invests in options contracts that are based on the value of TLRY. This subjects the Fund to certain of the same risks as if it owned shares of TLRY, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of TLRY, the Fund may also be subject to the following risks:

REX INCOMEMAX TLRY STRATEGY ETF | Indirect Investment in TLRY Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Indirect Investment in TLRY Risk. Tilray Brands, Inc. is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of Tilray Brands, Inc. but will be exposed to the performance of TLRY (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

REX INCOMEMAX TLRY STRATEGY ETF | TLRY Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

TLRY Trading Risk. The trading price of TLRY may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of TLRY may be traded by short sellers which may put pressure on the supply and demand for the common stock of Tilray Brands, Inc., further influencing volatility in its market price. Public perception and other factors outside of the control of Tilray Brands, Inc. may additionally impact TLRY’s stock price due to Tilray Brands, Inc. garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against Tilray Brands, Inc. in the past. While Tilray Brands, Inc. continues to defend such actions, any judgment against Tilray Brands, Inc., or any future stockholder litigation could result in substantial costs and a diversion of the management of Tilray Brands, Inc.’s attention and resources. If TLRY trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

REX INCOMEMAX TLRY STRATEGY ETF | Tilray Brands, Inc. Performance Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tilray Brands, Inc. Performance Risk. Tilray Brands, Inc. may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of TLRY to decline. Tilray Brands, Inc. provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance Tilray Brands, Inc. provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If Tilray Brands, Inc.’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by Tilray Brands, Inc. could decline significantly.

REX INCOMEMAX TLRY STRATEGY ETF | Cannabis Industry Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cannabis Industry Risk. Cannabis Companies are subject to various laws and regulations that may differ at the local and federal level. These laws and regulations may significantly affect a Cannabis Company’s ability to secure financing, impact the market for cannabis industry sales and services, and set limitations on marijuana use, production, processing, transportation, sale, marketing and storage. Cannabis Companies may also be required to secure permits and authorizations from government agencies to cultivate, process, transport, store, market, sell or research marijuana. In addition, Cannabis Companies are subject to the risks associated with the agricultural, biotechnology, and pharmaceutical industries. The Fund only invests in publicly-traded Cannabis Companies primarily listed and traded on a national securities exchange that operates in a jurisdiction where the Cannabis Companies’ cannabis-related business activities are legal under the national and local laws of the relevant jurisdiction, including U.S. federal and state laws.

REX INCOMEMAX TLRY STRATEGY ETF | U.S. Regulation of Marijuana [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	U.S. Regulation of Marijuana. Although the medical use of marijuana is legal in more than half of the states as well as the District of Columbia and non-medical use of marijuana is legal in 19 states and the District of Columbia, the possession and use of marijuana remains illegal under U.S. federal law. Actions by federal regulatory agencies, such as increased enforcement of federal marijuana laws and the prosecution of nonviolent federal drug crimes by the U.S. Department of Justice (“DOJ”), could produce a chilling effect on the industry’s growth and further discourage banks from expanding their services to cannabis-related companies where such services are currently limited, notwithstanding cannabis banking guidance provided by the Financial Crimes Enforcement Network of the U.S. Department of Treasury (“FINCEN”). This conflict between the regulation of marijuana under federal and state law creates volatility and risk for all Cannabis Companies. In particular, the stepped up enforcement of marijuana laws by the federal government would adversely affect the value of the Fund’s U.S. investments, if any, as well as the Fund’s future ability to invest in Cannabis Companies primarily listed and traded on a U.S. national securities exchange and/or engaged in cannabis-related businesses in the U.S. Cannabis Companies that engage in legal medical or pharmaceutical research or the legal production and distribution of controlled substances such as marijuana must be registered with the Drug Enforcement Administration (“DEA”) to perform such activities. Further, the DEA has no obligation to ever issue such registration to cannabis or marijuana products. In addition, because cannabis is a Schedule I controlled substance, Section 280E of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applies by its terms to the purchase and sale of medical-use cannabis products and provides that no deduction or credit is allowed for expenses incurred during a taxable year “in carrying on any trade or business if such trade or business (or the activities which comprise such trade or business) consists of trafficking in controlled substances (within the meaning of Schedules I and II of the Controlled Substances Act (“CSA”)) which is prohibited by federal law or the law of any state in which such trade or business is conducted.” The disallowance of such tax deductions will likely affect the value of cannabis-related companies.

REX INCOMEMAX TLRY STRATEGY ETF | U.S. Regulation of Hemp and Hemp-Derived CBD [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	U.S. Regulation of Hemp and Hemp-Derived CBD. The Farm Bill effectively removes hemp, its extracts, derivatives, including hemp-derived cannabinoids such as CBD from the CSA’s list of controlled substances and allows states to regulate its production, commerce, and research with approval from the United States Department of Agriculture (“USDA”). However, it is unlawful under federal law to market a food or dietary supplement that contains CBD. CBD also may not be included as an active ingredient in any over-the-counter drug product that is not the subject of an FDA-approved marketing application. FDA has the authority to remove from the market any CBD product that does not comply with the agency’s requirements. Accordingly, companies selling food or dietary supplements containing CBD may face federal enforcement action and would not be permitted to sell or market their products.

REX INCOMEMAX TLRY STRATEGY ETF | Non-U.S. Regulation of Marijuana [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Non-U.S. Regulation of Marijuana. Laws and regulations related to the possession, use (medical or recreational), sale, transport and cultivation of marijuana vary throughout the world. These laws and regulations are subject to change and may have a significant impact on the operations of a Cannabis Company. Such operations may be legal under current law, but may be illegal in the future if the applicable law changes to prohibit marijuana-related activities vital to the company’s business. In Canada, the Cannabis Act, along with the related provincial and territorial legislation regulating adult use, distribution and sales, established a legal framework in Canada for the production, distribution, sale, and possession of both medical cannabis and adult use marijuana. However, there can be no assurance that Canadian federal, provincial, or territorial laws regulating cannabis will not be repealed or overturned or that governmental authorities will not limit the application of such laws within their respective jurisdictions.

REX INCOMEMAX TLRY STRATEGY ETF | REX INCOMEMAX TLRY STRATEGY ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MTLR
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%	[31]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[32]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 315
REX INCOMEMAX V STRATEGY ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – REX IncomeMax V Strategy ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	REX IncomeMax V Strategy ETF’s (the “Fund”) primary investment objective is to seek current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Visa Inc. (“V”), subject to a limit on potential investment gains.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the Fund’s initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for exposure to the share price (i.e., the price returns) of the common stock of V, subject to a limit on potential investment gains. The Fund, under normal circumstances, invests in put and call options contracts that provide exposure to V equal to at least 80% of its net assets (plus the amount any borrowings for investment purposes). The Fund will seek to employ its investment strategy as it relates to V regardless of whether there are periods adverse market, economic, or other conditions. While solely maintaining exposure to the underlying issuer, the Fund will use derivatives to generate income in addition to seeking exposure to the underlying issuer, as such, over time, the Fund’s performance is expected to differ from the underlying issuer’s performance. Premium income generated from the Fund’s derivatives investments will be invested in U.S. Treasury Securities and other money market instruments. As further described below, the Fund uses a synthetic covered call strategy to provide income and exposure to the share price returns of V, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. The Fund’s options contracts provide:

●	synthetic long exposure to the share price returns of V,
●	current income from V covered call option premiums, and
●	a limit on the Fund’s participation in gains, if any, of the share price returns of V.

The Fund receives premiums from V call option contracts sold. In selling call option contracts, the Fund sells an option in exchange for a premium (i.e., income). Therefore, these premiums generate income for the Fund.

For more information, see sections “The Fund’s Use of V Option Contracts and Synthetic Covered Call Strategy” below.

The Fund’s investment adviser is REX Advisers, LLC (the “Adviser”) and the investment sub-adviser is Vident Asset Management (the “Sub-Adviser”).

Why invest in the Fund?

●	The Fund seeks to participate in a portion of the gains experienced by V.
●	The Fund seeks to generate monthly income with its V covered call options strategy.

That is, although the Fund may not fully participate in gains in V’s stock price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in V

●	The Fund’s strategy is subject to all potential losses if V shares decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in V.
●	The Fund’s strategy of selling V call options will limit potential gains if V shares increase in price above the strike price of the V call option the Fund sold.

Additional information regarding V is also set forth below.

The Fund’s Use of V Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund will purchase and sell a combination of standardized exchange-traded and/or FLexible EXchange® (FLEX) call and put option contracts that are based on the value of the price returns of V, which is explained in more detail below.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of V) at a specified price (the strike price).
●	The seller of an option contract obligates the holder to deliver shares (for a sold or short call) or buy shares (for a sold or short put) of the underlying asset at a specified price (the strike price).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Fund’s Exchange Traded Options Portfolio”.

The Fund’s options contracts are based on the value of V, which gives the Fund the right or obligation to receive or deliver shares of V on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract. The Fund’s investment adviser will “cash settle” its options contracts and the Fund does not expect to receive or deliver shares of the underlying stock.

The Fund expects to participate in all the underlying stock price return losses over the duration of the options contracts (e.g., if the underlying stock decreases in value by 5%, the Fund should be expected to decrease in value by approximately 5%, before Fund fees and expenses) beyond the income received from the sold call option contract premiums.

If the price of the underlying stock is near or has exceeded the strike price of a Funds sold call option contracts when an investor purchases Shares, such investor may have little to no upside potential remaining until the current short calls are replaced by a new set of short call, as well as remain vulnerable to significant downside risk, including the loss of their entire investment.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund will implement a synthetic covered call strategy using the standardized exchange-traded and/or FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments. As further described herein, the Fund pursues a strategy to provide income and to provide synthetic exposure to the share price of the V. In doing so, the Fund invests in a combination of put and call options.

The Fund’s synthetic covered call strategy consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to V, which allows the Fund to seek to participate in the changes, up or down, in the price of V’s stock. As described in more detail below, the Fund will seek to provide synthetic long exposure to V through the use of call options and put options.
●	Covered call writing (where V call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, money market funds and other money market instruments, which are used for collateral for the options which also generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to V, the Fund will buy V call options and, simultaneously, sell V put options to try to replicate the price movements of V. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to one-year terms and strike prices that are approximately equal to the then-current share price of V at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with investment exposure equal to approximately 100% of V for the duration of the applicable options exposure.

2.	Synthetic Covered Call Writing

As part of its strategy, the Fund will write (sell) call option contracts on V to generate income. Since the Fund does not directly own V, these written call options will be sold short (i.e., selling a position it does not currently own). The call options written (sold) by the Fund will generally have an expiration of one month or less (the Call Period) and a strike price that is approximately 5%-15% above the then-current V share price at the time of such sales.

It is important to note that the sale of the V call option contracts will limit the Fund’s participation in the appreciation in V’s stock price. If the stock price of V increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if V’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to V and the sold (short) V call positions) will limit the Fund’s participation in gains in the V stock price beyond a certain point.

3.	U.S. Treasuries, money market funds and other money market instruments

The Fund will hold short-term U.S. Treasury securities, money market funds and other money market instruments as collateral in connection with the Fund’s synthetic covered call strategy. In addition, any remaining cash in the portfolio can be invested in additional Treasuries, money market funds or other money market instruments which could add additional income to the Fund.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on V as described above. The income, in the form of option premiums received from such option sales, will be primarily influenced by the volatility of V stock, although other factors, including interest rates, will also impact the level of income.
●	Investing in short-term U.S. Treasury securities, money market funds and other money market instruments. The income generated by these securities will be influenced by interest rates at the time of investment.

Fund’s Return Profile VS V

For the reasons stated above, the Fund’s performance will differ from that of V’s stock price. The performance differences will depend on, among other things, the price of V, changes in the price of the V options contracts the Fund has purchased and sold, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

REX IncomeMax V Strategy ETF Principal Holdings
Portfolio Holdings (All options are based on the value of V)	Investment Terms	Expected Target Maturity
Purchased call option contracts

at-the-money (i.e., the strike price is equal to the then-current share price of V at the time of purchase) to provide exposure to positive price returns of V.

If the stock of V increases, these options will generate corresponding increases to the Fund.

One-month to one-year expiration dates
Sold put option contracts

at-the-money (i.e., the strike price is equal to the then-current share price of V at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by V.

one-month to one-year expiration dates
Sold (short) call option contracts

out-of-the-money (i.e., the strike price is approximately 5%-15% more than the then-current share price of V at the time of sale).

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

One-month or less expiration dates
U.S Treasury Securities, Money Market Funds, other Money Market Instruments and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

Money Market Instruments may include, without limitation, money market funds, commercial paper, certificates of deposit, repurchase agreements, banker’s acceptances and other similar short-term, highly rated instruments.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

One-month to two-year maturities

The market value of the cash, treasuries, money market funds and other money market instruments held by the Fund are expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. The combination of these investment instruments provides investment exposure to V such that the notional exposure is equal to at least 100% of the Fund’s total assets. The “notional exposure” is the return on or change in value of a particular dollar amount representing the underlying investment. The notional value and market value both describe the value of a security. Notional value speaks to how much total value a security theoretically controls—for instance through options contracts. Market value, on the other hand, is the price of a security right now that can be bought or sold on an exchange or through a broker. The asset diversification tests applicable to a RIC set forth in the Internal Revenue Code focus upon the market value of the securities held at the end of each quarter of each taxable year of the Fund. Thus, even though the Fund might have a 100% exposure to AMD using notional exposure, the fair market value of the Fund’s exposure at the end of each applicable quarter is expected to be less than 25% of the fair market value of the Fund's assets and thus allow the Fund to qualify as a RIC under the asset diversification tests applicable to a RIC set forth in the Internal Revenue Code.

As a result of the Fund’s investment strategy, it may experience a high portfolio turnover rate.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).

Visa Inc.

Visa Inc. is a multinational financial services corporation headquartered in San Francisco, California. It facilitates electronic funds transfers throughout the world, most commonly through Visa-branded credit cards, debit cards and prepaid cards. Visa Inc. is listed on the New York Stock Exchange (“NYSE”).

Visa Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Visa Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-33977 through the SEC’s website at www.sec.gov. In addition, information regarding Visa Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to V or other securities of Visa Inc. The Fund has derived all disclosures contained in this document regarding Visa Inc. from the publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such documents with respect to Visa Inc. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Visa Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Visa Inc. (and therefore the price of Visa Inc. at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Visa Inc. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of V.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH VISA INC.

Due to the Funds investment strategy, the Funds investment exposure is concentrated in the same industry as that assigned to V. As of the date of the Prospectus, V is assigned to the financial services industry.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE HISTORY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (844) 802-4004.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(844) 802-4004
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
REX INCOMEMAX V STRATEGY ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
REX INCOMEMAX V STRATEGY ETF | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency.
REX INCOMEMAX V STRATEGY ETF | Concentration Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries, which will subject the Fund to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

REX INCOMEMAX V STRATEGY ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of V and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

REX INCOMEMAX V STRATEGY ETF | Options Contracts [Member]
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Risk [Text Block]	rr_RiskTextBlock

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of V. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain exposure to V through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as rolling. If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

REX INCOMEMAX V STRATEGY ETF | Counterparty Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

REX INCOMEMAX V STRATEGY ETF | Price Participation Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by V over the Call Period. This means that if V experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform V over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by V over each Call Period, but has full exposure to any decreases in value experienced by V over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of V. The degree of participation in V gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of V, changes in interest rates, changes in the actual or perceived volatility of V and the remaining time to the options’ expiration, as well as trading conditions in the options market. Generally, options are valued taking into consideration a number of factors, including dividends paid by the underlying issuer. The market will account for projected dividends receivable in the coming weeks and months up to the options expiration date. Dividends impact the two types of options, calls and puts, in different ways. Put options tend to be more expensive since the exchange automatically drops the stock price by the amount of the dividend. Call options tend to be cheaper due to the anticipated drop in the price of the stock. Put options generally gain value as the price of the stock goes down. When the underlying stock goes ex-dividend, call options will decline and put options will increase in value as the stock price reflects the dividend to be paid. High cash dividends generally imply lower call premiums and higher put premiums. As the price of V changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of V. The amount of time remaining until the options contracts expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the V will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by V.

REX INCOMEMAX V STRATEGY ETF | Distribution Risk [Member]
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Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

REX INCOMEMAX V STRATEGY ETF | NAV Erosion Risk Due to Distributions [Member]
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NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

REX INCOMEMAX V STRATEGY ETF | Call Writing Strategy Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Call Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of V and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of V will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of V, or the Fund may even lose money, even if the V share price has appreciated by at least that much over such period, if during any month over that period V had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of V and its returns will depend not only on the price of V but also on the path that V takes over time.

REX INCOMEMAX V STRATEGY ETF | Cyber Security Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

REX INCOMEMAX V STRATEGY ETF | Fixed Income Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

REX INCOMEMAX V STRATEGY ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
REX INCOMEMAX V STRATEGY ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

REX INCOMEMAX V STRATEGY ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

REX INCOMEMAX V STRATEGY ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

REX INCOMEMAX V STRATEGY ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

REX INCOMEMAX V STRATEGY ETF | Trading [Member]
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Risk [Text Block]	rr_RiskTextBlock
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

REX INCOMEMAX V STRATEGY ETF | High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

REX INCOMEMAX V STRATEGY ETF | Inflation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

REX INCOMEMAX V STRATEGY ETF | Liquidity Risk [Member]
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Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with V. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

REX INCOMEMAX V STRATEGY ETF | Money Market Instrument Risk [Member]
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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

REX INCOMEMAX V STRATEGY ETF | New Fund Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

REX INCOMEMAX V STRATEGY ETF | New Adviser Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Adviser Risk. The Adviser is newly formed and has not previously managed an ETF. Accordingly, investors in the Fund bear the risk that the Adviser’s inexperience may limit its effectiveness.
REX INCOMEMAX V STRATEGY ETF | Risk Nondiversified Status [Member]
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Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

REX INCOMEMAX V STRATEGY ETF | Operational Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

REX INCOMEMAX V STRATEGY ETF | Economic and Market Events Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

REX INCOMEMAX V STRATEGY ETF | Single Issuer Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (V), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

REX INCOMEMAX V STRATEGY ETF | Tax Risk [Member]
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Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

REX INCOMEMAX V STRATEGY ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
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U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

REX INCOMEMAX V STRATEGY ETF | Large-Capitalization Company Risk [Member]
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Large-Capitalization Company Risk. Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

REX INCOMEMAX V STRATEGY ETF | Financials Sector Risk [Member]
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Financials Sector Risk. Performance of companies in the financials sector may be materially impacted by many factors, including but not limited to, government regulations, economic conditions, credit rating downgrades, changes in interest rates and decreased liquidity in credit markets. Profitability of these companies is largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector. These companies are also subject to substantial government regulation and intervention, which may adversely impact the scope of their activities, the prices they can charge, the amount of capital they must maintain, and potentially, their size. Government regulation may change frequently and may have significant adverse consequences for financial companies, including effects that are not intended by such regulation. The impact of more stringent capital requirements, or recent or future regulation in various countries on any individual financial company or of the financials sector as a whole, cannot be predicted. The financials sector is also a target for cyber attacks and may experience technology malfunctions and disruptions, which have occurred more frequently in recent years.

REX INCOMEMAX V STRATEGY ETF | V Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

V Risk. The Fund invests in options contracts that are based on the value of V. This subjects the Fund to certain of the same risks as if it owned shares of V, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of V, the Fund may also be subject to the following risks:

REX INCOMEMAX V STRATEGY ETF | Indirect Investment in V Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Indirect Investment in V Risk. Visa Inc. is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of Visa Inc. but will be exposed to the performance of V (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

REX INCOMEMAX V STRATEGY ETF | V Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

V Trading Risk. The trading price of V may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of V may be traded by short sellers which may put pressure on the supply and demand for the common stock of Visa Inc., further influencing volatility in its market price. Public perception and other factors outside of the control of Visa Inc. may additionally impact V’s stock price due to Visa Inc. garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against Visa Inc. in the past. While Visa Inc. continues to defend such actions, any judgment against Visa Inc., or any future stockholder litigation could result in substantial costs and a diversion of the management of Visa Inc.’s attention and resources. If V trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

REX INCOMEMAX V STRATEGY ETF | Visa Inc. Performance Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Visa Inc. Performance Risk. Visa Inc. may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of V to decline. Visa Inc. provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance Visa Inc. provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If Visa Inc.’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by Visa Inc. could decline significantly.

REX INCOMEMAX V STRATEGY ETF | REX INCOMEMAX V STRATEGY ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MAXV
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%	[33]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[34]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 315

[1]	Under the Investment Advisory Agreement, REX Advisers, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[2]	Other Expenses are estimated for the Fund’s initial fiscal year.
[3]	Under the Investment Advisory Agreement, REX Advisers, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[4]	Other Expenses are estimated for the Fund’s initial fiscal year.
[5]	Under the Investment Advisory Agreement, REX Advisers, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[6]	Other Expenses are estimated for the Fund’s initial fiscal year.
[7]	Under the Investment Advisory Agreement, REX Advisers, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[8]	Other Expenses are estimated for the Fund’s initial fiscal year.
[9]	Under the Investment Advisory Agreement, REX Advisers, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[10]	Other Expenses are estimated for the Fund’s initial fiscal year.
[11]	Under the Investment Advisory Agreement, REX Advisers, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[12]	Other Expenses are estimated for the Fund’s initial fiscal year.
[13]	Under the Investment Advisory Agreement, REX Advisers, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[14]	Other Expenses are estimated for the Fund’s initial fiscal year.
[15]	Under the Investment Advisory Agreement, REX Advisers, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[16]	Other Expenses are estimated for the Fund’s initial fiscal year.
[17]	Under the Investment Advisory Agreement, REX Advisers, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[18]	Other Expenses are estimated for the Fund’s initial fiscal year.
[19]	Under the Investment Advisory Agreement, REX Advisers, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[20]	Other Expenses are estimated for the Fund’s initial fiscal year.
[21]	Under the Investment Advisory Agreement, REX Advisers, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[22]	Other Expenses are estimated for the Fund’s initial fiscal year.
[23]	Under the Investment Advisory Agreement, REX Advisers, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[24]	Other Expenses are estimated for the Fund’s initial fiscal year.
[25]	Under the Investment Advisory Agreement, REX Advisers, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[26]	Other Expenses are estimated for the Fund’s initial fiscal year.
[27]	Under the Investment Advisory Agreement, REX Advisers, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[28]	Other Expenses are estimated for the Fund’s initial fiscal year.
[29]	Under the Investment Advisory Agreement, REX Advisers, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[30]	Other Expenses are estimated for the Fund’s initial fiscal year.
[31]	Under the Investment Advisory Agreement, REX Advisers, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[32]	Other Expenses are estimated for the Fund’s initial fiscal year.
[33]	Under the Investment Advisory Agreement, REX Advisers, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[34]	Other Expenses are estimated for the Fund’s initial fiscal year.